Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document and Entity Information
Entity Registrant Name	JA Solar Holdings Co., Ltd.
Entity Central Index Key	0001385598
Document Type	20-F
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	202,238,307
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY

CONSOLIDATED BALANCE SHEETS (CNY) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	3,889,092	2,289,482
Restricted cash	88,632	112,593
Notes receivable from third party customers	415,503	254,422
Notes receivable from related party customers	4,712
Accounts receivable from third party customers, net	1,213,880	944,036
Accounts receivable from related party customers, net	31,024	1,597
Inventories	730,635	1,349,329
Advances to third party suppliers, net	421,478	493,915
Advances to related party suppliers, net	14,179	111,714
Other current assets	860,136	740,770
Deferred tax assets	39,851	44,892
Assets of discontinued operations		75,478
Total current assets	7,709,122	6,418,228
Property, plant and equipment, net	5,099,208	3,170,721
Intangible asset, net	13,750	14,332
Deferred tax assets	52,769	41,975
Advances to third party suppliers, net	1,414,587	1,606,680
Advances to related party suppliers, net	38,333	46,498
Prepaid land use rights	245,888	195,490
Investment in a joint venture	94,411
Derivative assets		14,591
Deferred issuance cost	67,531	110,868
Total assets	14,735,599	11,619,383
Current liabilities:
Short-term bank borrowings and current portion of long term bank borrowings	1,414,906
Accounts payable to third parties	569,542	918,079
Accounts payable to related parties	155,551	118,337
Tax payables	24,570	114,184
Advances from third party customers	320,015	480,888
Advances from related party customers	262	3,570
Other payables to third parties	527,727	192,004
Payroll and welfare payables	145,393	115,607
Accrued expenses	152,677	61,876
Interest payable	7,869	8,500
Amounts due to related parties	6,776	174
Other current liabilities		29,808
Liabilities of discontinued operations		615
Total current liabilities	3,325,288	2,043,642
Accrued warranty costs	78,751	31,277
Other long-term liabilities	82,458	47,959
Long-term bank borrowings	3,461,916	1,520,000
Convertible notes	1,238,485	1,230,175
Embedded derivatives	32	66,174
Total liabilities	8,186,930	4,939,227
Commitments and Contingencies
Shareholders' equity :
Ordinary shares(US$0.0001 par value; 493,480,000 shares authorized, 169,976,270 and 202,238,307 shares issued and outstanding as of December 31, 2010 and December 31, 2011, respectively)	154	134
Additional paid-in capital	5,102,362	4,680,133
Statutory reserves	420,301	397,486
Retained earnings	1,017,333	1,604,493
Accumulated other comprehensive (loss)/income	8,519	(2,090)
Total shareholders' equity	6,548,669	6,680,156
Total liabilities and shareholders' equity	14,735,599	11,619,383

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED BALANCE SHEETS
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	493,480,000	493,480,000
Ordinary shares, shares issued	202,238,307	169,976,270
Ordinary shares, shares outstanding	202,238,307	169,976,270

CONSOLIDATED STATEMENTS OF OPERATIONS (CNY) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues
Solar modules to third parties	3,709,335	2,510,563	82,649
Solar cells and other products to third parties	6,151,136	8,023,938	3,283,806
Solar cells and other products to related parties	71,671	160,413	5,206
Engineering, procurement and construction to third parties	146,444
Solar products processing to third parties	654,268	1,065,866	406,892
Total revenues	10,732,854	11,760,780	3,778,553
Cost of revenues
Solar modules to third parties	(3,427,801)	(2,221,536)	(90,671)
Solar cells and other products to third parties	(6,170,760)	(6,357,798)	(2,980,821)
Solar cells and other products to related parties	(71,900)	(127,104)	(4,726)
Engineering, procurement and construction to third parties	(108,351)
Solar products processing to third parties	(492,709)	(507,956)	(220,284)
Total cost of revenues	(10,271,521)	(9,214,394)	(3,296,502)
Gross profit	461,333	2,546,386	482,051
Selling, general and administrative expenses	(509,832)	(457,815)	(325,243)
Research and development expense	(68,948)	(63,816)	(45,101)
Impairment loss on property, plant and equipment	(303,068)	(47,286)	(18,010)
Total operating expenses	(881,848)	(568,917)	(388,354)
Income/(loss) from continuing operations	(420,515)	1,977,469	93,697
Change in fair value of derivatives	84,874	74,528	(49,071)
Convertible notes buyback (loss)/gain	4,312		(24,156)
Interest expense	(373,710)	(221,209)	(231,487)
Interest income	25,868	12,810	11,964
Foreign exchange gain/(loss)	(69,027)	(74,429)	4,629
Loss for equity investment in a joint venture	(1,800)
Investment loss			(2,277)
Other income, net	235,723	258,719	7,786
(Loss)/income from continuing operations before income taxes	(514,275)	2,027,888	(188,915)
Income tax expense	(57,823)	(252,707)	(7,999)
(Loss)/income from continuing operations	(572,098)	1,775,181	(196,914)
Income/(loss) from discontinued operations, net of tax		(19,830)	3,415
Gain from sales of discontinued operations, net of tax	7,753
Net (loss)/income attributable to ordinary shareholders	(564,345)	1,755,351	(193,499)
Net (loss)/income per share from continuing operations:
Basic (in CNY per share)	(3.42)	10.9	(1.22)
Diluted (in CNY per share)	(3.42)	10.72	(1.22)
Net income/(loss) per share from discontinued operations:
Basic (in CNY per share)	0.04	(0.12)	0.02
Diluted (in CNY per share)	0.04	(0.12)	0.02
Net (loss)/income per share:
Basic (in CNY per share)	(3.38)	10.78	(1.2)
Diluted (in CNY per share)	(3.38)	10.61	(1.2)
Weighted average number of shares outstanding:
Basic (in shares)	167,101,076	162,900,657	161,643,312
Diluted (in shares)	167,101,076	171,116,684	161,643,312

CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY AND COMPREHENSIVE INCOME/(LOSS) (CNY) In Thousands, except Share data, unless otherwise specified	Total	Ordinary shares	Additional paid-in capital	Statutory reserves	Retained earnings	Accumulated other comprehensive Income/ (loss)	Total Comprehensive Income/(loss)
Balance at Dec. 31, 2008	4,926,910	133	4,487,033	169,576	270,551	(383)
Balance (in shares) at Dec. 31, 2008		167,982,020
Increase (Decrease) in Shareholders' Equity
Share based compensation	79,935		79,935
Exercise of stock options	16,841	1	16,840
Exercise of stock options (in shares)		1,036,400
Statutory reserves				41,626	(41,626)
Net (loss)/income	(193,499)				(193,499)		(193,499)
Other comprehensive income/(loss) for foreign currency translation adjustment	(6,798)					(6,798)	(6,798)
Other comprehensive income/(loss) for forward contract (Note 21)	(831)					(831)	(831)
Total other comprehensive income/(loss)							(7,629)
Comprehensive income/(loss)							(201,128)
Balance at Dec. 31, 2009	4,822,558	134	4,583,808	211,202	35,426	(8,012)
Balance (in shares) at Dec. 31, 2009		169,018,420
Increase (Decrease) in Shareholders' Equity
Share based compensation	88,049		88,049
Exercise of stock options	8,276	0	8,276
Exercise of stock options (in shares)		957,850
Statutory reserves				186,284	(186,284)
Net (loss)/income	1,755,351				1,755,351		1,755,351
Other comprehensive income/(loss) for foreign currency translation adjustment	3,596					3,596	3,596
Other comprehensive income/(loss) for forward contract (Note 21)	2,326					2,326	2,326
Total other comprehensive income/(loss)							5,922
Comprehensive income/(loss)							1,761,273
Balance at Dec. 31, 2010	6,680,156	134	4,680,133	397,486	1,604,493	(2,090)
Balance (in shares) at Dec. 31, 2010	169,976,270	169,976,270
Increase (Decrease) in Shareholders' Equity
Share based compensation	40,187		40,187
Exercise of stock options	23,075	1	23,074
Exercise of stock options (in shares)		1,360,750
Issuance of shares for business combination (Note 3)	358,987	19	358,968
Issuance of shares for business combination (Note 3) (in shares)		30,901,287
Statutory reserves				22,815	(22,815)
Net (loss)/income	(564,345)				(564,345)		(564,345)
Other comprehensive income/(loss) for foreign currency translation adjustment	1,181					1,181	1,181
Other comprehensive income/(loss) for forward contract (Note 21)	9,428					9,428	9,428
Total other comprehensive income/(loss)							10,609
Comprehensive income/(loss)							(553,736)
Balance at Dec. 31, 2011	6,548,669	154	5,102,362	420,301	1,017,333	8,519
Balance (in shares) at Dec. 31, 2011	202,238,307	202,238,307

CONSOLIDATED STATEMENTS OF CASH FLOWS (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net (loss)/income	(564,345)	1,755,351	(193,499)
Adjustments to reconcile net (loss)/income to net cash provided by operating activities:
Share based compensation	40,187	71,785	96,199
Depreciation and amortization	484,784	297,509	178,765
Allowance for doubtful accounts	26,338	1,645	20,892
Inventory write-down	90,156	10,949	44,229
Allowance for advance to third party suppliers	6,285	35,909	33,368
Amortization of deferred issuance cost and accretion of convertible notes	140,894	123,915	127,949
Change in fair value of derivatives	(63,147)	(74,528)	49,071
Gain on acquisition of a subsidiary	(187,387)
Loss for equity investment in a joint venture	1,800
Exchange gain	(57,989)	(18,044)	(2,138)
Investment loss from short-term investments			2,277
Loss from disposal of fixed assets	3,334	1,198	782
Impairment on property, plant and equipment	303,068	47,286	18,010
Deferred income taxes	(5,587)	(36,815)	(21,672)
Loss/(gain) from convertible notes buyback	(4,312)		24,156
Gain or loss on sale of available-for-sale securities		(231,163)
Loss on disposal of discontinued operation		21,967
Changes in operating assets and liabilities:
Increase in notes receivables	(157,771)	(134,598)	(119,824)
Increase in accounts receivables from third party customers	(295,673)	(597,696)	(23,895)
Decrease/(increase) in accounts receivables from related party customers	133,257	(1,597)	23,009
Disposal of trading securities			353,588
(Increase)/decrease in inventories	557,791	(719,084)	(93,379)
Decrease/(increase) in advance to third party suppliers	288,410	(46,411)	71,893
Decrease in advance to related party suppliers	109,391	11,399	261,394
(Increase)/decrease in other current assets	180,187	(342,296)	(23,144)
Increase in prepaid land use rights	(57,312)	(57,509)	(6,222)
Increase/(decrease) in accounts payable	(466,524)	655,577	249,881
Increase/(decrease) in tax payable	(89,614)	(85,542)	10,035
(Decrease)/increase in advance from customers	(165,270)	430,598	(11,268)
Increase/(decrease) in other payables	6,637	(16,558)	4,640
Increase/(decrease) in payroll and welfare payables	(41,682)	56,399	45,009
(Decrease)/increase in accrued expenses	90,145	40,790	(1,652)
Decrease in interest payable	(448)	(1,629)	(3,328)
(Decrease)/increase in amounts due to related parties	6,602	(6,034)	(3,123)
Increase/(decrease) in other current liabilities	(29,808)	29,802
Increase in accrued warranty costs	47,474	25,346	746
Increase in other long-term liabilities	34,499	31,593	16,383
Net cash provided by operating activities	364,370	1,279,514	1,129,132
Cash flows from investing activities:
Purchase of property, plant and equipment	(2,203,723)	(1,646,446)	(610,600)
Proceeds from disposal of property, plant and equipment	5,041	7,427	275
Purchase of intangible assets	(196)	(6,020)	(2,277)
Proceeds from disposal of a subsidiary	82,268
Cash paid for investment in a joint venture	(96,211)
Cash (paid for)/acquired from acquisition of a subsidiary	127,720	(196,037)
Proceeds from sale of available-for-sale securities		231,163	66,000
(Increase)/decrease in restricted cash	23,961	(68,981)	(10,551)
Net cash used in investing activities	(2,061,140)	(1,678,894)	(557,153)
Cash flows from financing activities:
Proceeds from short-term bank borrowings	1,933,478		40,000
Proceeds from long-term bank borrowings	3,510,208	1,600,000	680,000
Repurchase of convertible notes	(28,469)		(459,601)
Repayment of short-term bank borrowings	(1,446,403)	(10,000)	(520,000)
Repayment of long-term bank borrowings	(681,500)	(760,000)
Proceeds from exercise of stock options	23,075	8,276	16,841
Net cash (used in)/provided by financing activities	3,310,389	838,276	(242,760)
Effect of exchange rate changes on cash and cash equivalents	(14,009)	(16,662)	(4,755)
Net increase in cash and cash equivalents	1,599,610	422,234	324,464
Cash and cash equivalents at the beginning of the year	2,289,482	1,867,248	1,542,784
Cash and cash equivalents at the end of the year	3,889,092	2,289,482	1,867,248
Supplemental disclosure of cash flow information:
Cash paid for interest (net of amounts capitalized)	170,467	114,819	98,259
Cash paid for income tax	200,839	179,658	30,028
Supplemental schedule of non-cash investing and financing activities:
Purchases of property, plant and equipment included in other payables	474,185	151,791	69,444
Issuance of ordinary shares relating to acquisition of a subsidiary	358,987

ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2011
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES

1.      ORGANIZATION AND PRINCIPAL ACTIVITIES

The accompanying consolidated financial statements include the financial statements of JA Solar Holdings Co., Ltd. (the “Company”), and its subsidiaries, collectively referred to as the “Group”.

JA Solar Holdings Co., Ltd. was incorporated in the Cayman Islands on July 6, 2006. In February 2007, the Company’s ADS became listed on the NASDAQ Global Market in the United States. The Group is primarily engaged in the development, production and marketing of high-performance photovoltaic (“PV”) solar cells and solar power products, which convert sunlight into electricity, in the PRC.

In November 2011, the Company completed the acquisition of 100% equity interest of Silver Age Holdings Limited (“Silver Age”), of which Full Shine Holdings Limited (“Full Shine”) and Solar Silicon Valley Electronic Science and Technology Co., Ltd. (“Solar Silicon Valley”) are 100% owned subsidiaries.  The total consideration is RMB 358,987 in 30,901,287 JA Solar’s ordinary shares. Thereafter, Silver Age, Full Shine and Solar Silicon Valley became wholly owned subsidiaries of the Company. (Refer to Note 3).

Majority of the Group’s business is conducted through the operating subsidiaries established in the PRC, JingAo Solar Co., Ltd. (“JA Hebei”), Shanghai JA Solar Technology Co., Ltd. (“JA Fengxian”), Shanghai JA Solar PV Technology Co., Ltd. (“JA Zhabei”), JA Solar Technology Yangzhou Co., Ltd. (“JA Yangzhou”), Solar Silicon Valley and Jing Hai Yang Semiconductor Materials (Donghai) Co., Ltd. (“JA Lianyungang”), in which the Company indirectly holds a 100% interest.

As of December 31, 2011, the Company’s subsidiaries include the following entities:

	Date of Incorporation/Acquisition	Place of Incorporation	Percentage of Ownership
JingAo Solar Co., Ltd. (“JA Hebei”)	May 18, 2005	PRC	100%
JA Development Co., Ltd. (“JA BVI”)	July 6, 2006	BVI	100%
Shanghai JA Solar Technology Co., Ltd. (“JA Fengxian”)	November 16, 2006	PRC	100%
JA Solar USA Inc. (“JA USA”)	April 13, 2007	USA	100%
Shanghai JA Solar PV Technology Co., Ltd. (“JA Zhabei”)	June 22, 2007	PRC	100%
JA Solar Technology Yangzhou Co., Ltd. (“JA Yangzhou”)	November 19, 2007	PRC	100%
JA Solar Hong Kong Limited (“JA Hong Kong”)	December 10, 2007	Hong Kong	100%
Jing Hai Yang Semiconductor Materials (Donghai) Co., Ltd. (“JA Lianyungang”)	October 11, 2008	PRC	100%
JA Solar Yangzhou R&D Co., Ltd. (“JA Yangzhou R&D”)	March 12, 2009	PRC	100%
JA Luxembourg S.a.r.l. (“JA Lux”)	June 26, 2009	Luxembourg	100%
JA Yangzhou PV Technology Co., Ltd. (“JA Yangzhou PV”)	November 23, 2009	PRC	100%
JA Solar GmbH (“JA GmbH”)	February 17, 2010	Germany	100%
JA Solar International Co., Limited (“JA International”)	May 28, 2010	Hong Kong	100%
Shanghai Jinglong Solar Technology Co., Ltd. (“JA Jinglong”)	July 5, 2010	PRC	100%
Donghai JA Solar Technology Co., Ltd. (“JA Wafer R&D”)	November 4, 2010	PRC	100%
JA (Hefei) Renewable Energy Co., Ltd. (“JA Hefei Renewable Energy”)	March 30, 2011	PRC	100%
Hefei JA Solar Technology Co., Ltd. (“JA Hefei Technology”)	July 8, 2011	PRC	100%
JA Solar Investment China Co., Ltd. (“JA Investment”)	October 31, 2011	PRC	100%
Silver Age Holdings Limited (“Siliver Age”)	November 30, 2011	BVI	100%
Full Shine Holdings Limited (“Full Shine”)	November 30, 2011	Hong Kong	100%
Solar Silicon Valley Electronic Science and Technology Co., Ltd. (“Solar Silicon Valley”)	November 30, 2011	PRC	100%

-

Summary of significant accounting policies	12 Months Ended
Dec. 31, 2011
Summary of significant accounting policies
Summary of significant accounting policies

2.              Summary of significant accounting policies

a)              Basis of presentation and consolidation

The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”). The consolidated financial statements include the financial statements of the Company and its subsidiaries. All inter-company transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation.

b)              Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the dates of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. The Company bases its estimates on historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Significant accounting estimates reflected in the Company’s consolidated financial statements include allowance for doubtful accounts and advances to suppliers, valuation of inventories, derivative and other financial instruments, useful lives of long-lived assets, assumptions used to measure impairment of long-lived assets, determination of fair value of identifiable assets and liabilities acquired through business combination, accrual for warranty and other liabilities, provision for uncertain tax positions and tax valuation allowances and assumptions used in the computation of share-based compensation, including the associated forfeiture rates.

c)              Fair value of financial instruments

The Company estimated the fair value of its financial assets and liabilities in accordance with ASC 820, Fair Value Measurements and Disclosure. ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (also referred to as an exit price). ASC 820 establishes a hierarchy for inputs used in measuring fair value that gives the highest priority to observable inputs and the lowest priority to unobservable inputs. Valuation techniques used to measure fair value shall maximize the use of observable inputs.

When available, the Company measures the fair value of financial instruments based on quoted market prices in active markets, valuation techniques that use observable market-based inputs or unobservable inputs that are corroborated by market data. Pricing information the Company obtains from third parties is internally validated for reasonableness prior to use in the consolidated financial statements. When observable market prices are not readily available, the Company generally estimates the fair value using valuation techniques that rely on alternate market data or inputs that are generally less readily observable from objective sources and are estimated based on pertinent information available at the time of the applicable reporting periods. In certain cases, fair values are not subject to precise quantification or verification and may fluctuate as economic and market factors vary and the Company’s evaluation of those factors changes. Although the Company uses its best judgment in estimating the fair value of these financial instruments, there are inherent limitations in any estimation technique. In these cases, a minor change in an assumption could result in a significant change in its estimate of fair value, thereby increasing or decreasing the amounts of the Company’s consolidated assets, liabilities, shareholders’ equity (deficit) and net income or loss. Note 27, “Fair Value Measurements”, for further details.

d)              Cash, cash equivalents and restricted cash

The Group considers all cash on hand and demand deposits as cash and considers all highly liquid investments with an original maturity of three months or less as cash equivalents. Restricted cash represents amounts held by banks, which are not available for the Group’s use, as collateral for issuance of letters of credit.

e)              Investments

The Group accounts for short-term investments in accordance with ASC 320, Investments-Debt and Equity Securities. The Company classifies the short-term investments in debt and equity securities “trading” or “available-for-sale”, whose classification determines the respective accounting methods stipulated by the accounting standard for financial instruments. Investments that are bought and held principally for the purpose of selling them in the near term are classified as trading securities. Trading securities are reported at fair value with unrealized gains and losses included in investment income. The Group does not have short-term investments as of December 31, 2010 and 2011.

Investments designated as available-for-sale are reported at fair value, with unrealized gains and losses, net of tax, recorded in accumulated other comprehensive income (loss) in shareholders’ equity. Realized gains or losses are charged to income during the period in which the gain or loss is realized. If the Group determines a decline in fair value is other-than-temporary, the cost basis of the individual security is written down to fair value as a new cost basis and the amount of the write-down is accounted for as a realized loss. The new cost basis will not be changed for subsequent recoveries in fair value. Determination of whether declines in value are other-than-temporary requires significant judgment. Subsequent increases and decreases in the fair value of available-for-sale securities will be included in comprehensive income through a credit or charge to shareholders’ equity except for an other-than-temporary impairment, which will be charged to income.

Investments in entities where the Group does not have a controlling financial interest, but have the ability to exercise significant influence over the operating and financial policies of the investee, are accounted for using the equity method of accounting. Investment in a joint venture is accounted for by the equity method of accounting as the Group has the ability to exercise significant influence but does not own a majority equity interest. Under the equity method of accounting, the Group’s share of the investee’s results of operations is included in equity gain/(loss) for the investee in the Group’s Consolidated Statements of Operations. Unrealized gains on transactions between the Company and the joint venture are eliminated to the extent of the Group’s interest in the joint venture, if any; unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred.  When the Group’s share of losses in the joint venture equals or exceeds its interest in the joint venture, the Group does not recognize further losses, unless the Group has incurred obligations or made payments on behalf of the joint venture.

The Group reviews its investment in the joint venture to determine whether a decline in fair value below the carrying value is other- than-temporary. The primary factors the Group considers in its determination are the length of time that the fair value of the investment is below the Group’s carrying value and the financial condition, operating performance and near term prospects of the investee. In addition, the Group considers the reason for the decline in fair value, including general market conditions, industry-specific or investee-specific reasons, changes in valuation subsequent to the balance sheet date and the Group’s intent and ability to hold the investment for a period of time sufficient to allow for a recovery in fair value. If the decline in fair value is deemed to be other than temporary, the carrying value of the security is written down to fair value. There were no impairment losses for its investment in the joint venture in the year ended December 31, 2011. (See Note 4)

f)                Allowance for doubtful accounts

Provisions are made against accounts receivable for estimated losses resulting from the inability of the Group’s customers to make payments. The Group periodically assesses accounts receivable balances to determine whether an allowance for doubtful accounts should be made based upon historical bad debts, specific customer creditworthiness and current economic trends. Accounts receivable in the balance sheets are stated net of such provision, if any.

g)             Inventories

Inventories are stated at the lower of cost or market value. Cost of inventories is determined by the weighted-average method. Cost of work-in-progress and finished goods are comprised of direct materials, direct labor and related manufacturing overhead based on normal operating capacity. Adjustments are recorded to write down the carrying amount of any obsolete and excess inventory to its estimated net realizable value. Certain factors could impact the realizable value of inventory, so the Group continually evaluates the recoverability based on assumptions about customer demand and market conditions. The evaluation may take into consideration historical usage, expected demand, anticipated sales price, new product development schedules, the effect new products might have on the sale of existing products, product obsolescence, customer concentrations, and other factors. The write-down is equal to the difference between the cost of inventory and the estimated market value based upon assumptions about future demand and market conditions.  If actual market conditions are less favorable than those projected by management, additional inventory write-downs may be required that could negatively impact the Group’s gross margin and operating results. If actual market conditions are more favorable, the Group may have higher gross margin when products that have been previously written down are eventually sold.

In addition, the Group analyzes its purchase commitments, which primarily consist of long-term fixed price polysilicon purchase agreements, at each period end.  Provision, if any, is made in the current period if the anticipated inventories cost from future execution of such purchase agreements is in excess of market value. There was no loss provision recorded related to these long-term contracts in the years ended December 31, 2009, 2010 and 2011.

h)             Short-term and long-term advances to suppliers

The Group provides short-term and long-term advances to secure its raw material needs, which are then offset against future purchases. The Group does not require collateral or other security against its advances to related or third party suppliers. The Group continually assesses the credit quality of its suppliers and the factors that affect the credit risk. If there is deterioration in the creditworthiness of its suppliers, the Group will seek to recover its advances from the suppliers and provide for losses on advances which are akin to receivables in selling, general and administrative expenses because of their inability to return its advances. Recoveries of the allowance for advances to supplier are recognized when they are received. The Group classified short-term and long-term advances to suppliers based on management’s best estimate of the expected purchase in the next twelve-months as of the balance sheet date and the Group’s ability to make requisite purchases under existing supply contracts. The balances expected to be utilized outside of the twelve months are recorded in long-term advances to suppliers.

i)                Prepaid land use rights

Land use rights are carried at cost less accumulated amortization and impairment losses, if any.  Amortization is provided on a straight-line basis over the lease period of 40 or 50 years.

j)                Property, plant and equipment, net

Property, plant and equipment are stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the following estimated useful lives:

Buildings	20 years
Leasehold improvements	Shorter of the lease term or their estimated useful lives
Machinery and equipment	5-15 years
Furniture and fixtures	5 years
Motor vehicles	5 years

Construction in progress primarily represents the construction of new production lines. Costs incurred in the construction are capitalized and transferred to property, plant and equipment when an asset is ready for its intended use, at which time depreciation commences. Interest expense incurred for qualifying assets are capitalized in accordance with ASC 835-20, Capitalization of Interest.

Expenditures for repairs and maintenance are expensed as incurred. The gain or loss on disposal of property, plant and equipment, if any, is the difference between the net sales proceeds and the carrying amount of the disposed assets, and is recognized in the consolidated statement of operations upon disposal.

k)            Operating leases

Leases where substantially all the rewards and risks of ownership of assets remain with the leasing company are accounted for as operating leases. Payments made under operating leases are charged to the Consolidated Statements of Operations on a straight-line basis over the lease periods.

l)                Business combination

Business combinations are accounted for under the acquisition method in accordance with ASC 805, Business Combinations. The consideration transferred is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of the (i) the fair value of consideration transferred , fair value of the non controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. If the fair value of consideration transferred, fair value of the non controlling interests and acquisition date fair value of any previously held equity interest in the acquire is less than the fair value of the net assets of the entity acquired, the difference, a bargain purchase, is recognized as a gain directly in the statements of operations.

The determination and allocation of fair values to the identifiable assets acquired and liabilities assumed is based on various assumptions and valuation methodologies requiring considerable management judgment.  The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. Management determines discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. Terminal values are based on the expected life of assets and forecasted life cycle and forecasted cash flows over that period. Although management believes that the assumptions applied in the determination are reasonable based on information available at the date of acquisition, actual results may differ from the forecasted amounts and the difference could be material.

m)          Intangible asset, net

Intangible assets primarily represent technical know-how, purchased accounting and operational software, and customer relationships acquired through business combinations.

Technical know-how, contributed by one of the Group’s shareholders upon formation of JA Hebei, is carried at cost, less accumulated amortization. The technical know-how consists of one component relating to the commercial production process of photovoltaic solar cells. Amortization is calculated on a straight-line basis over the estimated useful life of eight years.

Intangible assets acquired through business combinations are recognized as assets separate from goodwill if they satisfy either the “contractual-legal” or “separability” criterion. Customer relationship is recorded at fair value at the acquisition date less accumulated amortization. Amortization is calculated on a straight-line basis over the estimated useful life of five years.

Purchased software and others with a finite useful life is being amortized on a straight line basis over its estimated useful life of three to ten years.

n)             Impairment of long-lived assets

The Group evaluates its long-lived assets and finite-lived intangible asset for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Factors considered important that could result in an impairment review include significant underperformance relative to expected historical or projected future operating results, significant changes in the manner of use of acquired assets and significant negative industry or economic trends. Impairments are recognized based on the difference between the fair value of the asset and its carrying value in the event that the carrying amount exceeds the estimated future undiscounted cash flow attributed to such assets. Fair value is generally measured based on either quoted market prices, if available, or discounted cash flow analyses. Additionally, determining fair values requires probability weighting the cash flows to reflect expectations about possible variations in their amounts or timing and the selection of an appropriate discount rate. Although cash flow estimates are based on relevant information available at the time the estimates are made, estimates of future cash flows are, by nature, highly uncertain and may vary significantly from actual results. Any write-downs would be treated as permanent reductions in the carrying amounts of the assets and an operating loss would be recognized (See Note 10).

o)              Income taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax assets bases and operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is provided to reduce the carrying amount of deferred tax assets if it is considered more likely than not that some portion, or all, of the deferred tax assets will not be realized.

Uncertain tax position is accounted for in accordance with ASC 740-10-25, which clarifies the accounting for uncertain tax positions and requires that the Company recognizes in the consolidated financial statements the impact of an uncertain tax position, if that position is more likely than not of being sustained upon examination, based on the technical merits of the position. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Company’s accounting policy is to accrue interest and penalties related to uncertain tax positions, if and when required, as interest expense and a component of general and administrative expenses, respectively, in the Consolidated Statements of Operations. In the years ended December 31, 2009, 2010 and 2011, the Group did not record any interest and penalties associated with uncertain tax positions as there were no uncertain tax positions.

p)              Revenue recognition

(i)               Revenue recognition for solar modules, solar cells and other products (hereafter “solar products”)

The Group recognizes revenue from the sale of solar products when the goods are delivered and title and risk of loss transfer is passed to the customers. The Group sells its solar products at agreed upon prices to its customers, which reflect prevailing market prices.

The Group’s considerations for recognizing revenue are based on the following:

·                  Persuasive evidence that an arrangement (sales contract) exists between a willing customer and the Group that outlines the terms of the sale (including customer information, product specification, quantity of goods, purchase price and payment terms). Customers do not have a right of return. The Group does provide a warranty on its solar module products.

·                  For EX Works (“EXW”) terms, which mean that a seller has the goods ready for collection at its premises (works, factory, warehouse, plant),  the contract specifies that the risks are assumed by the customer when the customer picks up the goods from the Company’s warehouse, at which time revenue is recognized. For FOB shipping point terms, the contract specifies that the customer takes title to the goods and is responsible for all risks and rewards of ownership once products are over shipping rail at the named loading port from the Company’s premises, at which time revenue is recognized. For CIF terms, the Company pays the costs of insurance and freight necessary to bring the goods to the named port of destination, but the title to and risk/rewards of ownership of the goods is passed to the buyer according to each of the contract term, which is defined in each contract. The point of delivery could be at the port of shipping, or it could also be when the goods arrive at the named port of destination. When title to the goods transfers at the port of shipping, the beneficiary of the insurance is the buyer and the Company has no obligations to the buyer if goods are damaged during shipping. Revenue is therefore, recognized when the title to and risk/rewards of ownership of the goods is passed to the buyer which is at port of shipping or port of destination, depending on the terms of the contract.

·                  The Group’s price to the customer is fixed and determinable as specifically outlined in the sales contract.

·                  For customers to whom credit terms are extended, the Group assesses a number of factors to determine whether collection from the customers is probable, including past transaction history with these customers and their credit-worthiness. All credit extended to customers is pre-approved by management. If the Group determines that collection is not reasonably assured, it defers the recognition of revenue until collection becomes reasonably assured, which is generally upon receipt of payment.

(ii)                   Revenue recognition for solar products processing

The Group provides solar products processing services to customers with their own wafer/polysilicon supplies. Under certain of these solar products processing service arrangements, the Group purchases raw materials from a customer and agrees to sell a specified quantity of solar products produced from such materials back to the same customer. The Group records revenue from these processing transactions on a net basis, recording revenue based on the amount received for solar products sold less the amount paid for the raw materials purchased from the customer.

(iii)                Revenue recognition for engineering, procurement and construction services

The Group recognizes revenue using the percentage of completion method for systems integration projects for which the Group provides engineering, procurement and construction (“EPC”) services under the EPC contracts. The Group estimates its revenues by using the cost-to-cost method, whereby it derives a ratio by comparing the costs incurred to date to the total costs expected to be incurred on the project. The Group applies the ratio computed in the cost-to-cost analysis to the contract price to determine the estimated revenues earned in each period. The Group uses this method because management considers costs incurred to be the best available measure of progress on these contracts and management believes it has the ability to reasonably estimate and track costs. When the Group determines that total estimated costs will exceed total revenues under a contract, it records a loss accordingly. No contract losses were recorded in the years ended December 31, 2009, 2010 and 2011.

q)              Cost of revenue

Cost of revenue — solar products

Cost of revenue for solar products includes production related direct labor, direct material cost , depreciation and amortization, indirect costs, shipping (freight in) and handling costs for products sold, inventory obsolescence and lower of cost or market charge, capacity underutilization charges and warranty cost.

Cost of revenue - solar products processing

Cost of revenue for solar products processing includes direct labor, depreciation and amortization, indirect costs, and shipping and handling costs.

Cost of revenue - engineering, procurement and construction services

Costs of revenue for engineering, procurement and construction services include all direct material, labor, subcontractor cost, and those indirect costs related to contract performance, such as indirect labor, supplies and tools. The Group recognizes job material costs as incurred costs when the job materials have been installed. The Group considers job materials to be installed materials when they are permanently attached or fitted to the solar power systems as required by the engineering design.

r)              Share based compensation

In accordance with ASC 718, Compensation-Stock Compensation, the Group measures the cost of employee services received in exchange for share-based compensation at the grant date fair value of the award.

The Group recognizes the share-based compensation costs, net of a forfeiture rate, on a straight-line basis over the requisite service period for each separately vesting portion of the award as if the award was, in-substance, multiple awards.

ASC 718 requires forfeitures to be estimated at the time of grant and revised in subsequent periods if actual forfeitures differ from those estimates.  For the stock options granted in the years ended December 31, 2009, 2010 and 2011 the Group used the forfeiture rate of 0%, 7.70% and 9.79%, respectively.

s)              Research and development

Research and development costs are expensed when incurred.

t)                Advertising expenses

Advertising expenses are expensed when incurred. Advertising expenses are not significant during any of the periods covered by these consolidated financial statements.

u)             Warranty cost

Solar modules produced by the Group are typically sold with a 10-year guarantee for defects in materials and workmanship and a 10-year and 25-year warranty against declines of more than 10.0% and 20.0%, respectively, of the initial minimum power generation capacity at the time of delivery. The Group therefore maintains warranty reserves (recorded as accrued warranty costs) to cover potential liabilities that could arise from these guarantees and warranties. The potential liability is generally in the form of product replacement or repair. The Group accrues 1.0% of its net revenues attributable to module sales as general warranty costs at the time revenues are recognized and include that amount in its cost of revenues. The Group also separately accrues specific warranty costs to cover potential liabilities that could arise from customer claims based on an individual assessment. Due to limited warranty claim history, the Group accrues the estimated costs of warranties based primarily on its own history, industry data and an assessment of its competitors’ accrual history. Through the Group’s relationships with, and its management’s experience working at, other solar power companies and on the basis of publicly available information regarding other solar power companies’ accrued warranty costs, the Group believes that accruing 1.0% of its net revenues attributable to module sales as general warranty costs is within the range of industry practice and is consistent with industry-standard accelerated testing, which assists the Group in estimating the long-term reliability of solar modules, estimates of failure rates from its quality review and other assumptions that it believes to be reasonable under the circumstances. However, although the Group conducts quality testing and inspection of its solar module products, these products have not been and cannot be tested in an environment simulating the up to 25-year warranty periods. Actual warranty costs are accumulated and charged against the accrued warranty liability. To the extent that the actual warranty costs differ from the estimates, the Group will prospectively revise its accrual rate. (See Note 19)

v)               Foreign currencies translation

The functional and reporting currency of the Company and the majority of its subsidiaries is Renminbi (“RMB”). Transactions denominated in other currencies are translated into RMB at the exchange rates quoted by the People’s Bank of China (the “PBOC”)  prevailing when the transactions occur. Monetary assets and liabilities denominated in other currencies are translated into RMB at rates of exchange in effect at the balance sheet dates. All exchange gains and losses are included in the Consolidated Statements of Operations as a separate line item after income from operations.

For the Company’s subsidiaries whose functional currency is not RMB, the asset and liability accounts are translated into RMB, its reporting currency, using exchange rates in effect at the balance sheet dates, equity accounts are translated at historical exchange rates, and income and expense items are translated using average exchange rates. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of accumulative other comprehensive income, net of tax, in the consolidated statements of changes in shareholders’ equity and comprehensive Income.

w)            Segment reporting

The Group has adopted ASC 280, Segment Reporting, for its segment reporting. The Group operates and manages its business as a single segment. The Group’s CODM is the Chief Executive Officer.

x)              Commitments and Contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, fines and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated.

y)              Earnings/(loss) per share

In accordance with ASC 260, Earnings Per Share, basic earnings per share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the year. Diluted earnings per share is calculated by dividing net income (loss) attributable to ordinary shareholders, as adjusted for the change in income or loss resulting from the assumed conversion of those participating securities, if any, by the weighted average number of ordinary shares and dilutive ordinary share equivalents outstanding during the year. Ordinary share equivalents consist of the ordinary shares issuable upon the conversion of the senior convertible notes (using the if-converted method) and ordinary shares issuable upon the exercise of outstanding share options and RSUs (using the treasury stock method). Potential dilutive securities are not included in the calculation of dilutive earnings per share if the effect is anti-dilutive.

z)              Other Comprehensive income/(loss)

The Group has adopted ASC 220, Comprehensive Income. ASC 220 defines other comprehensive income/(loss) to include all changes in equity, including adjustments to minimum pension liabilities, accumulated foreign currency translation, unrealized gains or losses on available-for-sale marketable securities, and unrealized hedging gain/(loss) to the extent effective, except those resulting from investments by owners and distributions to owners.

aa)        Derivative Financial Instruments-Embedded Foreign Currency Derivatives

Certain of the Group’s purchase and sales contracts are denominated in a currency which is not the functional currency of either of the contracting parties. Accordingly, the contracts contain embedded foreign currency forward contracts, which were required to be bifurcated and accounted for at fair value in accordance with ASC 815, derivatives and hedging.  Embedded foreign currency derivatives are presented as derivative assets or liabilities with the changes in fair value recorded in the consolidated statement of operations.

ab)        Accounting for share lending arrangement

On January 1, 2010, the Company adopted ASU 2009-15,  Accounting for Own-Share Lending Arrangements in Contemplation of Convertible Debt Issuance or Other Financing,  which requires an entity that enters into an equity-classified share lending agreement, utilizing its own shares, in contemplation of a convertible debt issuance or other financing to initially measure the share lending arrangement at fair value and treat it as a cost of the financing. In addition, if it becomes probable that the counterparty to the arrangement will default, the issuer shall recognize an expense for the fair value of the unreturned shares, net of probable recoveries. (See Note 16).

ac)        Discontinued operation

In December 2010, the Company decided to discontinue the PV power plant business (Note 22). Consequently, the results of the Korean business for all periods presented were reclassified to income/(loss) from discontinued operations, net of tax in accordance with ASC 205, Presentation of Financial Statements.

ad)        Recent accounting pronouncements

In May 2011 the FASB issued ASU 2011-04, “Fair Value Measurement: Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU 2011-04). Key provisions of the amendments in ASU 2011-04 include: (1) a prohibition on grouping financial instruments for purposes of determining fair value, except in limited cases; (2) an extension of the prohibition against the use of a blockage factor to all fair value measurements; and (3) a requirement that for recurring Level 3 fair value measurements, entities disclose quantitative information about unobservable inputs, a description of the valuation process used and qualitative details about the sensitivity of the measurements. For items not carried at fair value but for which fair value is disclosed, entities will be required to disclose the level within the fair value hierarchy that applies to the fair value measurement disclosed. This ASU is effective for interim and annual periods beginning after December 15, 2011. The Group does not expect the adoption of ASU 2011-04 to have a material impact on its financial statements.

In June 2011, the FASB issued ASU No. 2011-05, “Comprehensive Income (Topic 220): Presentation of Comprehensive Income” (ASU 2011-05). This newly issued accounting standard (1) eliminates the option to present the components of other comprehensive income as part of the statement of changes in shareholders’ equity; (2) requires the consecutive presentation of the statement of net income and other comprehensive income; and (3) requires an entity to present reclassification adjustments on the face of the financial statements from other comprehensive income to net income. The amendments in this ASU do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income nor do the amendments affect how earnings per share is calculated or presented. In December 2011, the FASB issued ASU No. 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05, which defers the requirement within ASU 2011-05 to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented. During the deferral, entities should continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect prior to the issuance of ASU 2011-05. These ASUs are required to be applied retrospectively and are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011, which for the Company means January 1, 2012. As these accounting standards do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income, the adoption of these standards is not expected to have a material impact on the Group’s financial statements.

In September 2011, the FASB issued ASU 2011-08 (ASU 2011-08), Intangibles—Goodwill and Other (Topic 350), Testing Goodwill for Impairment. ASU 2011-08 is intended to simplify how entities test goodwill for impairment. ASU 2011-08 permits an entity to first assess qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in Topic 350. ASU 2011-08 is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if an entity’s financial statements for the most recent annual or interim period have not yet been issued. We do not expect that the adoption of ASU 2011-08 will have a material impact to the Group’s financial statements.

In December 2011, the FASB issued ASU 2011-11, Balance Sheet (Topic 210), “Disclosures about Offsetting Assets and Liabilities” (ASU 2011-11). This newly issued accounting standard requires an entity to disclose both gross and net information about instruments and transactions eligible for offset in the statements of financial position as well as instruments and transactions executed under a master netting or similar arrangement and was issued to enable users of financial statements to understand the effects or potential effects of those arrangements on their financial position. This ASU is required to be applied retrospectively and is effective for fiscal years, and interim periods within those years, beginning on or after January 1, 2013. As this accounting standard only requires enhanced disclosure, the adoption of this standard is not expected to have a material impact on the Group’s financial statements.

ae)        Reclassification

In 2011, the Group separately recorded impairment loss on property, plant and equipment in the Consolidated Statement of Operations as the amount was material for the year. The year-over-year comparison of impairment loss on property, plant and equipment has been reclassified for 2009 and 2010 to conform to this presentation.  Such reclassification had no effect on previously reported results of operations or retained earnings.

Acquisition of Solar Silicon Valley	12 Months Ended
Dec. 31, 2011
Acquisition of Solar Silicon Valley
Acquisition of Solar Silicon Valley

3.     Acquisition of Solar Silicon Valley

On July 1, 2011, in order to optimize the Group’s cost structure through selective vertical integration, the Group entered into a definitive Share Purchase Agreement with Jinglong Group Co.,Ltd and Huang Chin Tien (“selling shareholders”) to acquire 100% ownership interest in Silver Age Holdings Limited (“Silver Age”), a British Virgin Island company that owns 100% of Full Shine Holdings Limited (“Full Shine”)and Solar Silicon Valley Electronic Science and Technology Co., (“Solar Silicon Valley”), a producer of solar wafers based in China.  Silver Age was 70% owned by Jinglong Group, a company controlled by JA Solar’s Chairman, Mr. Baofang Jin, and 30% owned by Huang Chin Tien, an independent third party shareholder. Total purchase price was determined at US$ 180,000, which was based on the fair value of Solar Silicon Valley at the time of closing.  The Group would be required to issue 30,901,287 ordinary shares as consideration at a price of US$5.825 per share, representing the 45-day volume-weighted average price of JA Solar’s ADSs trading on the NASDAQ Global Market and approximately a 5.0% premium to the last closing price of the ADSs immediately prior to July 1, 2011.  Each ADS of JA Solar represents one ordinary share. The number of share consideration was fixed with no adjustment clause.

In November 2011, the acquisition was consummated, and the acquisition date was November 30, 2011, the date on which the Group obtained control over Solar Silicon Valley. The fair value of purchase consideration on the acquisition date was RMB 358,987 (US$56,549), measured at the quoted market price of US$1.83 (RMB 11.62) as of November 30, 2011. Total acquisition costs were RMB 14,798, which were expensed as incurred in the year ended December 31, 2011.

Purchase price allocation

The total purchase price was allocated to Solar Silicon Valley’s tangible assets, identifiable intangible assets, and assumed liabilities based on their estimated fair values as set forth below. The excess of the fair value of net assets of Solar Silicon Valley, over the total purchase consideration, amounting to RMB 187,387, was recorded as other income in the Consolidated Statement of Operations. The Group makes estimates and judgments in determining the fair value of the acquired assets and assumed liabilities, based on its experience with similar assets and liabilities in similar industries. In performing the purchase price allocation, the Group considered the analyses of historical financial performance and estimates of future performance of Solar Silicon Valley’s business.

As of November 30,
2011
RMB

Assets acquired:
Cash and cash equivalents	127,720
Notes receivable	8,022
Accounts receivable	163,193
Short term prepayment	25,522
Inventory	29,253
Interest receivable	14,000
Other receivable	263,153
Property, plant and equipment, net (1)	189,092
Long term prepayment	8,334
Identifiable intangible assets (2)	3,191
Total assets acquired	831,480
Liabilities
Short-term bank borrowings	50,000
Accounts payable	155,201
Other payables	6,692
Advance from customers	1,089
Payroll and welfare payable	71,468
Accrued expenses	656
Total liabilities assumed	285,106
Fair value of net assets acquired (a)	546,374
Fair value of purchase consideration (b)	358,987
Bargain purchase gain (b - a) (3)	187,387

(1) The fair value of Property, plant and equipment was recognized and measured at fair value using depreciated replacement cost method.  Accumulated depreciation was not carried forward. Carry value of property, plant and equipment was adjusted down by RMB 28,697 as a result of fair value measurement.

(2) The fair value of identifiable intangible assets—customer relationship was determined using the income approach. The amortization period of five years was based on the estimated life of the customers. The customer relationship was valued as RMB 3,191 and RMB 53 was amortized in 2011.

(3) Bargain purchase gain, which was recognized as other income, was due to the fixed share consideration and the decline of the Company’s share price between the date of the definitive agreement and the date of deal consummation.

Solar Silicon Valley contributed net revenues of RMB 22,167 and net income of RMB 6,720 from December 1, 2011 through December 31, 2011. The following table summarizes unaudited pro forma results of operations for the years ended December 31, 2010 and 2011, as if the acquisition of Solar Silicon Valley had occurred on January 1, 2010, and after giving effect to acquisition accounting adjustments.

	Year ended	Year ended
	December 31, 2010	December 31, 2011
	RMB	RMB
	(Unaudited)	(Unaudited)
Pro forma revenue	12,688,673	11,168,769

Pro forma net income/(loss)	2,364,583	(662,187)

Pro forma profit /(loss)attributable to holders of common shares	2,364,583	(662,187)
Pro forma earnings/(losses) per share:
Basic	12.20	(3.39)
Diluted	11.70	(3.39)
Weighted average number of shares used in computation:
Basic	193,801,944	195,293,209
Diluted	202,017,971	195,293,209

The unaudited pro forma consolidated results of operations is for illustrative purpose only and do not purport to be indicative of the results that would have been achieved if the above acquisition had actually taken place on January 1, 2010, and may not be indicative of future operating results. The unaudited pro forma net income includes RMB 638 and RMB 638 for the amortization of identifiable intangible assets and RMB 4,108 and RMB 4,108 for the reduction of depreciation expenses of property, plant and equipment for the years ended December 31, 2010 and 2011, respectively.  The unaudited pro forma net income for the year ended December 31, 2010 includes bargain purchase gain of RMB 187,387, and the unaudited pro forma net loss for the year ended December 31, 2011 excludes bargain purchase gain of RMB 187,387.

Investments	12 Months Ended
Dec. 31, 2011
Investments
Investments

4.              Investments

Trading securities

In 2009, the Group liquidated its investment in a currency fund. The Company did not acquire or liquidate any trading securities for the years ended December 31, 2010 and 2011.

Available-for-sale securities

In 2008, the Company obtained approximately US$100,000 worth of USD 3-Month LCMNER Index-Linked Note (the “Note”), issued by Lehman Brothers Treasury Co. B.V. (“Lehman Treasury”) incorporated in the Netherlands, guaranteed by Lehman. Lehman Europe is the dealer of the Note. This Note is linked to an index of Lehman Brothers Commodity Alpha Trading Strategies I Excess Return (LCMNER). The maturity date of the Note was October 9, 2008, with 100% principal protection guaranteed by Lehman Brothers Holdings Inc. The Note and the guarantee rank equally with all unsecured obligations of the issuer and guarantor.  On September 19, 2008 the Amsterdam District Court granted Lehman Treasury a provisional suspension of payments and subsequently declared Lehman Treasury bankrupt on October 8, 2008. The Note was not repaid by Lehman Treasury and the Company made a full impairment amounted to RMB 686,320 against it in 2008. On December 6, 2010, the Company completed the sale of this Note through a competitive bidding process with multiple bidders. The cash consideration received of RMB 231,163 (US$34,625) was recorded as a gain therein Other Income, net.

As of December 31, 2010 and 2011, the Company did not have any other available-for-sale securities.

Investment in a joint venture

In March 2011, the Group entered into a joint venture agreement with MEMC Singapore to form a jointly-owned company named JA MEMC (Yangzhou) Solar Technology Company Ltd., (“JA MEMC”), to build and operate a solar cell production facility in China. Pursuant to the joint venture agreement, JA Yangzhou and MEMC each contributed a capital investment of RMB 96,211 in cash, which represents 50% of the share capital of JA MEMC. The Group accounts for its investment in the joint venture using the equity method and the Group’s share of JA MEMC’s results of operations is included in equity gain/(loss) for a joint venture in the Group’s Consolidated Statements of Operations. As of December 31, 2011, JA MEMC was still in the process of pre-operation. The Group’s equity in net loss of JA MEMC amounted to RMB 1,800 for the year ended December 31, 2011.

Notes Receivable	12 Months Ended
Dec. 31, 2011
Notes Receivable
Notes Receivable

5.              Notes Receivable

Notes receivable represents bank drafts that are non-interest bearing and due within six months. Such bank drafts have been arranged with third-party financial institutions by certain customers to settle their purchases from the Group. The carrying amount of notes receivable approximate its fair values. There is no allowance against notes receivable as of December 31, 2009, 2010 and 2011.

Accounts Receivable, net	12 Months Ended
Dec. 31, 2011
Accounts Receivable, net
Accounts Receivable, net

6.              Accounts Receivable, net

Accounts receivable, net, consists of accounts receivables less allowance for doubtful accounts. The following table presents the movement of the allowance for doubtful accounts:

	As of December 31,	As of December 31,	As of December 31,
	2009	2010	2011
	RMB	RMB	RMB
Balance at beginning of the year	24,708	41,121	6,975
Allowance made during the year	16,413	1,645	27,880
Recoveries	—	—	(1,542)
Amount written off against the allowance	—	(35,791)	(722)
Balance at end of the year	41,121	6,975	32,591

The Group assesses creditworthiness of customers before granting any credit terms. This assessment is primarily based on reviewing of customer’s financial statements and historical collection records, discussion with customers’ senior management, and reviewing of information provided by third parties, such as Dun & Bradstreet and the insurance company that ultimately insures the Group against customer credit default. During the year ended December 31, 2011, for sales of solar cells, the Group provided credit terms of up to 60 days to customers with good credit-worthiness as determined by the Group’s credit assessment. For sales of solar modules, which generally require a longer credit terms according to industry practice, credit terms of up to 180 days were granted to customers with good credit-worthiness.

Inventories	12 Months Ended
Dec. 31, 2011
Inventories
Inventories

7.              Inventories

Inventories consisted of the following:

	As of December 31,	As of December 31,
	2010	2011
	RMB	RMB
Raw materials	645,517	216,509
Work-in-progress	143,724	24,948
Finished goods	560,088	489,178
Total	1,349,329	730,635

As of December 31, 2010 and 2011, the provision balance for inventories was RMB 133,158 and RMB 223,314, respectively.

Advances to suppliers	12 Months Ended
Dec. 31, 2011
Advances to suppliers
Advances to suppliers

8.              Advances to suppliers

In order to better manage the Group’s unit costs and to secure adequate and timely supply of polysilicon and silicon wafers during the periods of shortages of polysilicon and silicon wafer supplies, the Group entered into a number of multi-year supply agreements in amounts that were expected to meet the Group’s anticipated production needs. As a condition to the Group receiving the raw materials under those agreements, and in line with industry practice, the Group was required to, and had made advances for all, or a portion, of the total contract price to the Group’s suppliers, which are then offset against future purchases. Typically, the supply agreements are subject to price negotiations with the suppliers based on market prices. The Group has made advances to suppliers where the Group has committed to purchase minimum quantities under some of the supply agreements.

Advances to suppliers to be offset against future purchases of which the Group expects to take delivery of the inventory after the next twelve months are classified as non-current assets in the Group’s consolidated balance sheet as at year end dates.

The Group does not require collateral or other security against its advances to related or third party suppliers. As a result, the Group’s claims for such prepayments would rank only as an unsecured claim, which exposes the Group to the credit risks of the suppliers. Also, the Group may not be able to recover all unutilized advances to suppliers if the Group does not purchase the minimum quantities or is unable to negotiate or renegotiate acceptable prepayment, quantities, prices and delivery terms with these suppliers, or unforeseen events impair the ability of suppliers to deliver raw materials, for example the recent earthquake in Japan.

As of December 31, 2010 and 2011, outstanding prepayments made to individual suppliers in excess of 10% of total prepayments to suppliers, net are as follows:

	As of December 31,	As of December 31,
	2010	2011
	RMB	RMB
Supplier A (third party)*	1,180,445	927,255
Supplier B (third party)	481,177	445,187

* As of December 31, 2011, 49% of the balance of the Group’s advance payments was made to one major supplier, which is one of the leading polysilicon and wafer suppliers in the world. The Group is exposed to the credit and financial risks of this supplier. The Group’s financial condition and results of operations may be materially affected if the supplier fails to meet its obligations of supplying silicon materials according to the contractually agreed schedules. As of December 31, 2011, no provision was provided against prepayment made to this supplier as the balance was considered recoverable and that the delivery from the supplier is in accordance with planned schedules.

M.SETEK Co., Ltd (“M.SETEK”), one of the largest suppliers located in Japan, failed to make majority of scheduled delivery since March 2011 after a magnitude-9 earthquake struck Japan and triggered a tsunami affecting vast areas in Japan. Although the production capacity of M.SETEK has returned to normal since November 2011, the Group elected to claim the outstanding prepayment from M.SETEK pursuant to the contract. In order to settle the prepayments, the Group reached a settlement agreement with M.SETEK on March 8, 2012 that M.SETEK will use its dividend distribution from Hebei Ningjing Songgong, its 65%-owned subsidiary located in PRC, to repay part of the prepayments, and transfer its 65% equity interests in Hebei Ningjing Songgong to the Group at an appraisal price. For any remaining portion of the prepayment, M.SETEK will deliver polysilicon at market price to the Group until the prepayment is fully utilized. Hebei NingJin Songgong is a private company which is 65% owned by M. SETEK and 32.7% owned Mr. Baofang Jin, the Group’s Chairman, and 2.3% owned by a few third party individuals. As of December 31, 2011, no provision was provided against prepayment made to M. SETEK as the balance was considered recoverable taken into consideration the settlement agreement. However, if the key terms under the settlement agreement are not executed, the Group may not be able to recover some of its prepayments, which could have a material adverse effect on the financial condition of the Group.

No other individual supplier has advance payment balances that accounted for more than 10% of the total balance as of December 31, 2011.

The following table presents the movement of the allowance for advances to supplier:

	As of December 31,	As of December 31,	As of December 31,
	2009	2010	2011
	RMB	RMB	RMB
Balance at beginning of the year	18,592	51,960	87,869
Allowance made during the year	37,368	65,366	42,194
Recoveries	(4,000)	(29,457)	(35,909)
Balance at end of the year	51,960	87,869	94,154

Other current assets	12 Months Ended
Dec. 31, 2011
Other current assets
Other current assets

9.              Other current assets

Other current assets consisted of the following:

	As of December 31,	As of December 31,
	2010	2011
	RMB	RMB
Input value-added tax recoverable	379,162	440,856
Income tax recoverable	—	43,781
Value-added tax refund from export sales	135,112	238,720
Prepaid input VAT & customs duty for import machinery and materials	106,664	26,803
Prepaid expenses	12,361	15,284
Insurance recovery asset	29,802	—
Prepayment for application of land use right	45,927	29,140
Foreign exchange forward contract instruments	2,493	23,351
Others	29,249	42,201
	740,770	860,136

Property, plant and equipment, net	12 Months Ended
Dec. 31, 2011
Property, plant and equipment, net
Property, plant and equipment, net

10.       Property, plant and equipment, net

Property, plant and equipment, net, consisted of the following:

	As of December 31,	As of December 31,
	2010	2011
	RMB	RMB
Buildings	520,359	888,541
Furniture, fixtures and office equipment	45,197	63,972
Motor vehicles	15,305	18,961
Machinery and equipment	2,427,277	3,831,912
Leasehold improvements	50,098	89,763
Total *	3,058,236	4,893,149
Less: accumulated depreciation	(562,836)	(1,036,207)
Subtotal	2,495,400	3,856,942
Construction-in-progress	675,321	1,242,266
Property, plant and equipment, net	3,170,721	5,099,208

* Includes impairments of long-lived assets for respective years as impairments are treated as permanent reductions in the carrying amounts of the assets.

As of December 31, 2011, the Group pledged its building with the net book value of RMB 109,815 to secure a long-term bank borrowing of RMB 130,000.

For the years ended December 31, 2009, 2010 and 2011, total interest capitalized was RMB 15,464, RMB 28,626 and RMB 50,912, respectively.

Depreciation expense was RMB 160,270, RMB 285,435 and RMB 475,278 for the years ended December 31, 2009, 2010 and 2011, respectively, and is recorded in manufacturing overhead, selling, general and administrative expenses, research and development expenses.

For the years ended December 31, 2009 and 2010, the Group wrote down the carrying value in the amount of RMB 18,010 and RMB 47,286 of certain machineries respectively. The expense that was recognized from these machineries which were idle or malfunctioned for a prolonged period is as a result of accelerated depreciation from revising their remaining estimated useful life.

The Group evaluates long-lived assets for impairment if events or changes in circumstances indicated that the carrying value of such assets may not be recoverable. Considering a rapid decrease in selling price of multi-crystalline wafers and inadequate utilization of machines, the Group determined a two step impairment analysis is required in the year ended December 31, 2011. In step one impairment analysis, the estimated future undiscounted net cash flows expected to be generated by the assets over their remaining estimated useful lives were based on certain assumptions, such as forecasts of future operating results, gross margin and expected future growth rates. The estimated undiscounted future cash flows generated by the equipment used to produce multi-crystalline wafers were less than their carrying value, which required the step two impairment test. In the step two impairment analysis, the Group estimated the fair value based on discounted cash flow analysis using market participants’ assumptions, such as forecasts of future operating results, discount rates commensurate with the risk involved, and expected future growth rates. The carrying value of the equipment was reduced to fair value based on the discounted cash flow analysis. This resulted in a pre-tax charge of RMB 303,068 recorded in the impairment loss on property, plant and equipment in the Consolidated Statements of Operations in 2011. Although assumptions used in estimates of future cash flows are management best estimates, such assumptions are, by nature, highly judgmental and may vary significantly from actual results.

During the year ended December 31, 2011, the Group acquired 100 percent of the shares of Silver Age Holdings Limited, to which Solar Silicon Valley is a 100% subsidiary, for a consideration of RMB 358,987 (see Note 3). After the acquisition, fair value of property, plant and equipment of Solar Silicon Valley amounting to RMB 189,092 was included on the consolidated financial statements.

Intangible assets, net	12 Months Ended
Dec. 31, 2011
Intangible assets, net
Intangible assets, net

11.       Intangible assets, net

Intangible assets, net, consisted of the following:

	Gross	Accumulated Amortization	Net
	RMB	RMB	RMB
As of December 31, 2010
Technical know-how	9,000	(6,375)	2,625
Purchased software and others	15,482	(3,775)	11,707
	24,482	(10,150)	14,332

As of December 31, 2011
Technical know-how	9,000	(7,500)	1,500
Customer relationship	3,191	(53)	3,138
Purchased software and others	15,678	(6,566)	9,112
	27,869	(14,119)	13,750

Amortization expense was RMB 2,125, RMB 3,645 and RMB 3,969 for the years ended December 31, 2009, 2010 and 2011, respectively, and is recorded in manufacturing overhead, selling, general and administrative expenses, research and development expenses.

Amortization expense of the existing technical know-how, customer relationship and purchased software for each of the next five years will be approximately RMB 2,376.

Income taxes	12 Months Ended
Dec. 31, 2011
Income taxes
Income taxes

12.            Income taxes

Cayman Islands and British virgin Islands

The Company is a tax exempt company incorporated in the Cayman Islands. Under the laws of Cayman Islands, the Company is not subject to tax on income or capital gain. The Company’s subsidiary established in the British Virgin Islands is tax exempt under the laws of British Virgin Islands, and accordingly, is not subject to tax on income or capital gain.

People’s Republic of China

Pursuant to PRC Foreign Enterprise Income Tax (“FEIT”) Law, foreign-invested enterprise (“FIEs”) are subject to FEIT at a state tax rate of 30% plus a local tax rate of 3% on PRC taxable income. FIEs are also entitled to be exempted from FEIT for a 2-year period starting from their first profit-making year followed by a 50% reduction of FEIT payable for the subsequent three years (“2+3 holiday”), if they fall into the category of production-oriented enterprises with an operational period of more than 10 years in China.

On March 16, 2007, the National People’s Congress of China enacted a new Corporate Income Tax (“CIT”) Law, under which FIEs and domestic companies would be subject to CIT at a uniform rate of 25%. The new CIT Law has become effective on January 1, 2008. The grandfathering treatments for unutilized tax holiday are provided for certain qualified FIEs. For those FIEs which have already commenced their qualified tax holidays before 2008, they can continue to enjoy the remaining unutilized tax holidays until expiry. For those qualified old FIEs which have not commenced their tax holidays before 2008 due to cumulative losses, their tax holidays will be deemed to commence in 2008 and can be utilized until expiry.

JA Hebei, JA Fengxian, JA Zhabei and JA Yangzhou were established before the effective date of the new CIT Law and subject to FEIT Law before January 1, 2008.

With respect to income generated by assets acquired by JA Hebei through capital injection made during the fiscal years 2005 and 2006, JA Hebei has received approval from the relevant tax authorities for a two-year enterprise income tax exemption for 2006 and 2007, as well as a 50% enterprise income tax reduction for 2008, 2009 and 2010. With respect to income generated by assets newly acquired by JA Hebei through capital injection made during 2007, JA Hebei has received approval from the relevant tax authorities for a separate two-year enterprise income tax exemption for 2007 and 2008, as well as a 50% enterprise income tax reduction for 2009, 2010 and 2011. No tax holiday was granted with respect to the income generated by assets newly acquired by JA Hebei through capital injection made during 2008.

JA Fengxian and JA Yangzhou all had cumulative losses as of December 31, 2008 and their tax holidays were deemed to commence in 2008 and can be utilized until expiry pursuant to the new CIT Law.

JA Zhabei, which is not a production-oriented enterprise, not entitled to the tax holiday.

JA Lianyungang, which was established in 2008, JA Yangzhou R&D and JA Yangzhou PV, which were established in 2009, JA Wafer R&D and JA Jinglong, which were established/acquired in 2010, JA Hefei Renewable Energy, JA Hefei Technology and JA Investment, which were established in 2011, are not entitled to the tax holiday.

Solar Silicon Valley, which was acquired in 2011 is not entitled to any the tax holiday for the year ended December 31, 2011.

In accordance with the new CIT Law, a company is entitled to a preferential income tax of 15% if qualifying as an Advanced and New Technology Enterprise (“ANTE”). In November 2010, JA Hebei was recognized as an ANTE under the CIT Law and is entitled to the preferential income tax of 15% from 2010 to 2012. As the original approval certificate was obtained in 2011, JA Hebei used the above-mentioned 2+3 holiday for capital injection made during 2007 for the year ended December 31, 2010. Under the new CIT Law, where the transitional preferential CIT policies and the preferential policies prescribed under the new CIT Law and its implementation rules overlap, an enterprise shall choose to carry out the most preferential policy, but shall not enjoy multiple preferential policies. JA Hebei chose to enjoy the preferential income tax for an ANTE from January 1, 2011. In August 2011, JA Yangzhou was recognized by the Chinese government as an ANTE and is entitled to the preferential income tax of 15% from 2011 to 2013. JA Yangzhou has chosen to complete the above mentioned 2+3 holiday for the overlapping period of 2011 and 2012. In November 2011, JA Lianyungang was recognized by the Chinese government as an ANTE and is entitled to the preferential income tax of 15% from 2011 to 2013. As JA Lianyungang was not entitled to enjoy any tax holiday before being recognized as and ANTE, JA Lianyungang became entitled to preferential income tax of 15% from 2011 to 2013 with no any other option.

On February 22, 2008, the Ministry of Finance (“MOF”) and the State Administration of Taxation (“SAT”) jointly issued Cai Shui [2008] Circular 1 (“Circular 1”). According to Article 4 of Circular 1, distributions of accumulated profits earned by a FIE prior to January 1, 2008 to foreign investor(s) in 2008 or after will be exempt from withholding tax (“WHT”) while distribution of the profit earned by an FIE after January 1, 2008 to its foreign investor(s) shall be subject to WHT at a rate up to 10% (lower rate is available under the protection of tax treaties). As a result, if any dividends are declared out of the cumulative retained earnings as of December 31, 2007, they should be exempt from WHT. No dividend was declared in 2008 and 2009. In 2010, JA Hebei declared USD 80 million of dividends out of the cumulative retained earnings as of December 31, 2007 to JA BVI, which is exempt for WHT. Since the Group intends to indefinitely reinvest its earnings to further expand its businesses in mainland China, its foreign invested enterprises do not intend to declare dividends to their immediate foreign holding companies in the foreseeable future. Undistributed earnings as of December 31, 2010 and 2011 are considered to be indefinitely reinvested, and therefore, no deferred tax liability was recognized. Cumulative undistributed earnings of the Company’s PRC subsidiaries intended to be permanently reinvested totaled RMB 2,991,380 and RMB 3,420,287, and the amount of the unrecognized deferred tax liability on the permanently reinvested earnings was RMB 299,138 and RMB 342,029 as of December 31, 2010 and 2011.

Hong Kong SAR

No income tax provision has been made for JA Hong Kong and JA International in any period, as the entities did not have assessable profits subject to Hong Kong Profit Tax at the rate of 16.5% for the years presented.

United States

JA USA is subject to US federal statutory tax rate of 35% and also subject to the state of California income tax rate of 8.84%. The state income tax paid is deductible for US federal income tax.

European Countries

JA Lux is incorporated in Luxemburg and is subject to a 28.80% corporate tax rate.

JA GmbH is incorporated in Germany and is subject to effective income tax rate of 32.98% which consists of 15% corporate income tax plus a solidarity surcharge of 5.5% on corporate income tax and a trade income tax rate of 17.15%.

The tax benefit/(expense) comprises:

	For the year ended	For the year ended	For the year ended
	December 31, 2009	December 31, 2010	December 31, 2011
Current tax	(29,671)	(289,522)	(63,410)
Deferred tax	21,672	36,815	5,587
	(7,999)	(252,707)	(57,823)

Components of deferred tax assets consisted of the following:

	As of December 31,	As of December 31,
	2010	2011
	RMB	RMB
Deferred tax assets:
Temporary differences:
Pre-operating expenses	12,200	3,841
Amortization of intangible assets	413	281
Accrued warranty costs	4,655	11,333
Accrued expenses	24,992	13,009
Net loss carried forward	40,700	111,883
Depreciation of property, plant and equipment	45,754	41,896
Inventory write-down and idle capacity charges	18,995	32,821
Allowance for doubtful accounts	1,008	4,427
Allowance for advance to suppliers	13,180	14,123
Impairment loss on property, plant and equipment	10,368	62,304
Others	2,690	9,628
Deferred tax assets	174,955	305,546
Deferred tax liabilities:
Temporary differences:
Capitalized interest	(11,914)	(10,691)
Deferred tax liabilities	(11,914)	(10,691)
Less: valuation allowance	(76,174)	(202,235)
Deferred tax assets-net	86,867	92,620

	As of December 31,	As of December 31,
	2010	2011
	RMB	RMB

Deferred tax assets are analyzed as:
Current	45,890	39,851
Non-Current	50,073	63,460
	95,963	103,311
Deferred tax liability are analyzed as:
Current	(998)	—
Non-Current	(8,098)	(10,691)
	(9,096)	(10,691)
	86,867	92,620

The following table presents the movement of the valuation allowance for deferred tax assets:

	As of December 31,	As of December 31,	As of December 31,
	2009	2010	2011
	RMB	RMB	RMB
Balance at beginning of the year	13,417	48,990	76,174
Allowance made during the year	35,573	27,184	126,061
Reversals	—	—	—
Balance at end of the year	48,990	76,174	202,235

The Group has made some portion of valuation allowance against its net deferred tax assets. The Group evaluates a variety of factors in determining the amount of the valuation allowance, including that the Group exited the development stage, its limited earnings history, the tax holiday period, the existence of taxable temporary differences, and near-term earnings expectations. Future reversal of the valuation allowance will be recognized upon the earlier of when the benefit is realized or when it has been determined that it is more likely than not that the benefit will be realized through future earnings.

Reconciliation between the provision for income tax computed by applying the statutory FEIT/CIT and the Group’s effective tax rate:

	For the year ended	For the year ended	For the year ended
	December 31, 2009	December 31, 2010	December 31, 2011
PRC enterprise income tax	(25)%	25%	(25)%
Effect of permanent differences:
Share based compensation and other permanent difference	13.1%	1.2%	3.68%
Tax credit associated with domestic fixed asset purchases	(6.7)%	0%	0%
Effect of tax holiday and tax differential of certain subsidiaries	(22.6)%	(11.5)%	(6.09)%
Effect of tax rate change (1), (2)	13.3%	(0.4)%	15.29%
Valuation allowance	32.1%	(1.8)%	23.54%
	4.2%	12.5%	11.42%

(1)          Effect of tax rate change decreased from 13.3% in 2009 to (0.4%) in 2010, which mainly related to that JA Fengxian and JA Yangzhou were entitled to tax exemption holiday for 2008 and 2009, and 50% income tax reduction from 2010.

(2)          Effect of tax rate change increased from (0.4%) in 2010 to 15.29% in 2011, which mainly due to that JA Yangzhou and Jing Hai Yang Semiconductor Materials are entitled to preferential income tax rate of 15% for 2011, 2012, and 2013.  Such enacted rate applicable for future years is used in deferred tax calculation for those two entities.

The aggregate amount and per share effect of the tax holiday are as follows:

	For the year ended	For the year ended	For the year ended
	December 31, 2009	December 31, 2010	December 31, 2011
The aggregate dollar effect	86,710	274,886	6,290
Per share effect-basic	0.54	1.69	0.04
Per share effect-diluted	0.54	1.61	0.04

Government grant	12 Months Ended
Dec. 31, 2011
Government grant
Government grant
13.	Government grant

Government grants are recognized where there is reasonable assurance that the grant will be received and all attached conditions will be complied with.

Grants relating to reimbursement of expense item are recognized as other income over the period necessary to match the grants on a systematic basis to the costs that it is intended to compensate. The Group recorded RMB nil, RMB 17,110 and RMB 41,161 as other income for the years ended December 31, 2009, 2010 and 2011, respectively.

Grants for the acquisition of assets and obtaining the rights to use land are recorded as long-term liabilities and deducted to the carrying amount of the assets when earned. The Group received government grant related to assets and land use rights of RMB 16,705, RMB 32,414 and RMB 35,500 during the years ended December 31, 2009, 2010 and 2011, respectively. As of December 31, 2010 and 2011, long-term liability balance of 47,959 and 82,458 was related to government grant for the acquisition of assets and land use rights, respectively.

Prepaid land use rights	12 Months Ended
Dec. 31, 2011
Prepaid land use rights
Prepaid land use rights
14.	Prepaid land use rights

The prepaid land use rights of the Group represented prepaid operating lease payments in obtaining land use rights in the PRC for a period of 50 years.

	As of December 31,	As of December 31,
	2010	2011
	RMB	RMB
Cost	208,916	266,228
Less: accumulated amortization	(9,248)	(14,785)
Net book value	199,668	251,443

Current portion of prepaid land use rights (recorded in other current assets)	4,178	5,555
Non-current portion of prepaid land use rights	195,490	245,888
Total	199,668	251,443

Bank borrowings (Bank borrowings)	12 Months Ended
Dec. 31, 2011
Bank borrowings
Bank borrowings
Bank borrowings
15.	Bank borrowings

Lender	Date of Borrowing	Due Date	Principal Amount (in RMB)	Interest rate	Interest Payment Periods
As of December 31, 2010
Long-term:
Export-Import Bank of China	June 2009	June 2012	120,000	3.51%	Quarterly
Bank of China	July 2010	July 2013	100,000	5.13%	Quarterly
Bank of China	October 2010	October 2013	100,000	5.13%	Quarterly
Bank of China	November 2010	May 2012	300,000	5.04%	Quarterly
Bank of China	November 2010	November 2013	100,000	5.32%	Quarterly
Agriculture Bank of China	April 2010	April 2013	80,000	5.264%	Monthly
Agriculture Bank of China	May 2010	November 2012	100,000	5.13%	Monthly
Agriculture Bank of China	October 2010	April 2013	20,000	5.04%	Monthly
Agriculture Bank of China	November 2010	May 2013	40,000	5.04%	Monthly
Agriculture Bank of China	December 2010	June 2013	40,000	5.04%	Monthly
Agriculture Bank of China	December 2010	December 2013	120,000	5.264%	Monthly
China Construction Bank	May 2010	May 2012	160,000	5.238%	Monthly
China Construction Bank	November 2010	November 2012	40,000	5.32%	Monthly
Bank of Communications	October 2010	April 2013	200,000	5.04%	Quarterly

Total bank borrowings			1,520,000
As of December 31, 2011
Short-term:

Industrial and Commercial Bank of China	September 2011	September 2012	120,000	7.300%	Together with principal
Industrial and Commercial Bank of China	November 2011	February 2012	72,460	4.556%	Together with principal
Shanghai Rural Commercial Bank	October 2011	October 2012	49,000	6.560%	Quarterly
Shanghai Pudong Development Bank	December 2011	June 2012	89,998	5.504%	Together with principal
Shanghai Pudong Development Bank	August 2011	August 2012	50,000	7.872%	Monthly
Agriculture Bank of China	November 2011	May 2012	5,671	2.189%	Together with principal
Agriculture Bank of China	November 2011	May 2012	75,611	2.219%	Together with principal
Agriculture Bank of China	November 2011	May 2012	16,759	2.162%	Together with principal
Agriculture Bank of China	November 2011	May 2012	50,407	2.234%	Together with principal
Subtotal			529,906

Long-term due in one year:

China Construction Bank	May 2010	May 2012	150,000	6.208%	Monthly
China Construction Bank	November 2010	November 2012	40,000	6.318%	Monthly
Agriculture Bank of China	May 2010	November 2012	100,000	6.318%	Monthly
Bank of Communications	October 2010	October 2012	200,000	6.626%	Quarterly
Bank of China	November 2010	May 2012	100,000	5.040%	Quarterly
Bank of China	April 2011	October 2012	200,000	6.400%	Quarterly
Bank of China	January 2011	July 2012	20,000	5.558%	Quarterly
Bank of China	May 2011	November 2012	30,000	5.760%	Quarterly
Bank of China	March 2011	September 2012	45,000	6.588%	Quarterly
Subtotal			885,000

Long term:
Bank of China	July 2010	July 2013	100,000	6.318%	Quarterly
Bank of China	October 2010	Septebmer 2013	100,000	6.318%	Quarterly
Bank of China	November 2010	October 2013	100,000	6.318%	Quarterly
Bank of China	June 2011	June 2013	100,000	2.752%	Half a year
Bank of China	December 2011	December 2013	20,000	6.983%	Quarterly
Agriculture Bank of China	April 2010	April 2013	80,000	6.251%	Monthly
Agriculture Bank of China	December 2010	December 2013	120,000	6.251%	Monthly
Agriculture Bank of China	October 2010	April 2013	20,000	5.985%	Monthly
Agriculture Bank of China	December 2010	June 2013	40,000	5.869%	Monthly
Agriculture Bank of China	November 2010	May 2013	10,000	5.927%	Monthly
Agriculture Bank of China	November 2010	May 2013	30,000	5.985%	Monthly
Agriculture Bank of China	July 2011	July 2014	50,000	6.916%	Quarterly
Industrial and Commercial Bank of China	April 2011	October 2013	160,000	7.315%	Monthly
Industrial and Commercial Bank of China	February 2011	November 2014	150,000	7.648%	Monthly
Industrial and Commercial Bank of China	March 2011	March 2014	140,000	6.771%	Monthly
Industrial and Commercial Bank of China	March 2011	September 2013	70,000	6.771%	Monthly
Industrial and Commercial Bank of China	April 2011	September 2013	30,000	6.771%	Monthly
Industrial and Commercial Bank of China	April 2011	March 2013	40,000	6.771%	Monthly
Industrial and Commercial Bank of China	May 2011	March 2014	20,000	6.983%	Monthly
Industrial and Commercial Bank of China	June 2011	March 2014	54,255	6.221%	Monthly
Industrial and Commercial Bank of China	December 2011	June 2014	59,161	6.221%	Monthly
Industrial and Commercial Bank of China	June 2011	January 2015	190,000	6.983%	Together with principal
Industrial and Commercial Bank of China	June 2011	January 2014	750,000	6.983%	Together with principal
Industrial and Commercial Bank of China	June 2011	January 2013	500,000	6.983%	Together with principal
Export-Import Bank of China	September 2011	September 2013	130,000	4.760%	Quarterly
China Construction Bank	June 2011	May 2013	50,000	6.400%	Monthly
Shanghai Pudong Development Bank	June 2011	June 2013	100,000	6.720%	Quarterly
China Everbright Bank	June 2011	June 2014	200,000	6.983%	Quarterly
China Merchants Bank	May 2011	March 2013	29,500	6.720%	Quarterly
China Merchants Bank	April 2011	April 2013	9,500	6.720%	Quarterly
China Merchants Bank	March 2011	March 2013	9,500	6.405%	Quarterly
Subtotal			3,461,916

Total bank borrowings			4,876,822

The bank borrowings outstanding as of December 31, 2010 and 2011 bore an average interest rate of 5.01% and 6.40% per annum, respectively. These loans are borrowed from various financial institutions. The borrowings have 3-month to 43-month terms and expire at various times. The unused lines of credit were RMB 2,209,000, which were available as of December 31, 2011. These facilities contain no specific renewal terms and require no collateral.

The long-term bank borrowing from Export-Import Bank of China due September 2013 of RMB 130,000 as of December 31, 2011 was pledged by a building with a net book value of RMB 109,815 (Note 10).

During the year ended December 31, 2011, the Group repaid the long-term bank borrowing from Export-Import Bank of China which was originally due in June 2012 with the amount of RMB 120,000.

Interest incurred for bank borrowings for the years ended December 31, 2009, 2010 and 2011 amounted to RMB 30,275, RMB 58,045 and RMB 212,153, respectively, of which RMB 6,696, RMB 14,355 and RMB 39,320 was capitalized in the cost of property, plant and equipment.

The Financial Partnership Agreement dated September 3, 2010 between JA Solar and China Development Bank Shanghai Branch (“CDB”) is a commercial framework agreement, pursuant to which CDB agrees to provide up to RMB 30 billion of credit facilities to JA Solar from 2010 to 2015 to support JA Solar’s capital needs under its long-term growth and corporate development plans. As a result of the Financial Partnership Agreement, the Company is qualified to have an expedited approval process for individual credit agreements. Detailed terms including interest rate and covenants of each such credit facility will be determined by CDB in accordance with its risk management and operational guidelines, and set forth in individual credit agreements between CDB and the Company. As of December 31, 2010 and 2011, the Group had drawn down RMB nil and RMB nil of the credit facility, respectively.

Future principal repayments on the long-term borrowings are as follows:

Year ending December 31,	RMB
2012	885,000
2013	1,808,500
2014	1,463,416
2015	190,000

Total	4,346,916

Senior Convertible Notes (4.5% Senior Convertible Notes due 2013)	12 Months Ended
Dec. 31, 2011
4.5% Senior Convertible Notes due 2013
Senior Convertible Notes
Senior Convertible Notes
16.	Senior Convertible Notes

On May 13, 2008, the Company entered into an underwriting agreement for the sale by the Company to the public of $350,000 aggregate principal amount of 4.5% Senior Convertible Notes due 2013 (the “Senior Notes”). The Company granted to the underwriters a 30-day option to purchase up to an additional $50,000 aggregate principal amount of Senior Notes. On May 19, 2008, the Company completed its public offering of $400,000 aggregate principal amount of its Senior Notes which includes the underwriter’s exercise of their option. Net proceeds to the Company from the offering were approximately RMB 2,709,538. The Company’s financing costs associated with the Senior Notes are amortized through interest expense over the life of the Senior Notes from May 2008 to the first put date, or May 2013 using the effective interest rate method. The amount amortized to interest expense for the year ended December 31, 2009, 2010 and 2011 was RMB 7,084, RMB 7,552 and RMB 9,364, respectively. This change in the balance of deferred issuance cost includes the pro-rata reduction of deferred issuance cost that is a component of the extinguished gain from the Senior Notes bought back by the Group.

The Senior Notes bear interest at the rate of 4.5% per annum, payable semi-annually in arrears on May 15 and November 15 of each year, beginning on November 15, 2008. The Senior Notes will mature on May 15, 2013 unless previously repurchased by the Company or converted in accordance with their terms prior to such date. On or after May 15, 2011, the Company has the option to redeem for cash all or part of the Senior Notes at principal if the closing sale price of the Company’s ADS exceeds 130% of the then effective conversion price for at least 20 trading days during the period of the 30 consecutive trading days ending on the last trading day on which notice of redemption is provided. If certain fundamental changes occur at any time prior to maturity, holders of the Senior Notes may require the Company to repurchase their Senior Notes in whole or in part for cash equal to 100% of the principal amount of the Senior Notes to be repurchased, plus accrued and unpaid interest to, but excluding, the date of repurchase. The interest expense recognized for interest payable to the Senior Notes holders was RMB 88,731, RMB 67,876 and RMB 65,959 for the years ended December 31, 2009, 2010 and 2011 respectively.

Each $1,000 principal amount of the Senior Notes will initially be convertible into 32.8138 American Depository Shares, or ADSs, par value $.0001 per share at a conversion price of $30.475, subject to adjustment. The Senior Notes are convertible at maturity and upon certain other events, including when the trading price of the Company’s ADS exceeds 130% of the then effective conversion price for at least 20 trading days during the period of the 30 consecutive trading days ending on the last trading day of the previous fiscal quarter.

The Company used the proceeds from the issuance of the Senior Notes for the purchase and construction of manufacturing equipment and facilities, the purchase and prepayment of raw materials, working capital and other general corporate purposes.

The Company’s functional currency is different from the denomination of the Senior Notes and the Company’s early redemption option is contingent upon its ADS price. Therefore, in accordance with ASC 815, Derivatives and Hedging, the Company accounted for the conversion feature, early redemption option and conversion rate adjustment feature (together, “Embedded Derivatives”) as a freestanding instrument separately in the balance sheet. The Senior Notes were recorded with a discount equal to the value of the Embedded Derivatives at the transaction date and will be accreted to the redemption value of the Senior Notes over the life of the Senior Notes. The change in fair value of the Embedded Derivatives of RMB (55,106), RMB 70,458 and RMB 66,142 was recorded in Consolidated Statements of Operations for the years ended December 31, 2009, 2010 and 2011, respectively. This change in fair value excludes the pro-rata reduction of the Embedded Derivatives that are a component of the extinguishment gain from the Senior Notes bought back by the Group. The interest expense recognized for accretion to the redemption value of the Senior Notes was RMB 104,226, RMB 95,547 and RMB 104,195 for the years ended December 31, 2009, 2010 and 2011, respectively.

During the years ended December 31, 2009, 2010 and 2011, the Company bought back US$ 93,301, US$ nil and US$ 6,145 (par value) of the Senior Notes, respectively, at prices ranging from 39.36% to 79.25%. The gain/(loss) from the Senior Notes buyback was RMB (24,156), RMB nil and RMB 4,312 respectively, for the years ended December 31, 2009, 2010 and 2011. As of December 31, 2011, the notional outstanding amount of the Senior Notes was RMB 1,398,976 (US$ 222,028). The estimated fair value of the Senior Notes as of December 31, 2011 was RMB 1,021,283 (US$ 162,080).

Capped Call

Concurrent with the Company’s issuance of the Senior Notes on May 12, 2008, it entered into capped call option transactions with two financial institutions (the “Counterparties”) that are affiliates of two of the underwriters of the Senior Notes. The capped call transactions was designed to reduce the dilution that would otherwise occur as a result of new common stock issuances upon conversion of the Senior Notes, and effectively increase the conversion price of the Senior Notes for the Company to $37.375 per ADS from the actual conversion price to the Senior Notes holders of $30.475 per ADS. The total premium paid by the Company for the capped call transactions was RMB 226,087.

The Company’s functional currency is different from the denomination of the capped call. Therefore, in accordance with ASC 815, Derivatives and Hedging, the Company accounted for the capped call transactions as freestanding derivative assets in the Consolidated Balance Sheet. The derivative is marked to market each reporting period utilizing the Black-Scholes option pricing model.

On September 15, 2008 and October 3, 2008, respectively, one of the underwriters and its affiliate filed for protection under Chapter 11 of the US Federal Bankruptcy Code, an event of default under the agreement. As a result of the default, the Counterparty is not expected to perform its obligations if such obligations were to be triggered. The Company has written down the fair value of the derivative in relation to this counterparty to nil given the counterparty is in bankruptcy and lacks the ability and intent to settle the contract as of period end. The fair value of the derivative asset purchased from the other counterparty was RMB 9,127 and RMB nil as of December 31, 2010 and 2011 respectively. The change in fair value of this derivative recorded in change in fair value of derivatives in the consolidated statement of operation was RMB (453), RMB 5,094 and RMB (9,127) for the years ended December 31, 2009, 2010 and 2011 respectively.

ADS Lending Agreement

Concurrent with the offering and sale of the Senior Notes on May 12, 2008, the Company entered into a share lending agreement (the “ADS Lending Agreement”) with certain financial institutions (the “ADS Borrower (s)”), pursuant to which the Company loaned 13,125,520 shares of its common stock (the “Borrowed Shares”) to the ADS Borrowers. The ADS Borrowers will receive all of the proceeds from the sale of the borrowed ADSs. The Company will not receive any proceeds from the sale of the borrowed ADSs pursuant to the ADS Lending Agreement, but the Company will receive from the ADS Borrowers a nominal lending fee of $0.0001 per ADS for each ADS that the Company loaned pursuant to the ADS Lending Agreements.  The nominal lending fee is reported as increases to additional paid in capital. These borrowed shares must be returned to the Company no later than May 15, 2013, or sooner if certain conditions are met. In the event of default, the ADS Borrower is required to return the loaned shares to the Company. If unable to do so, at the Company’s request, the ADS Borrower shall pay cash equal to the market value of unreturned shares. The purpose of the share lending arrangement was to facilitate the investors of the Senior Convertible Notes to hedge the conversion option in such Notes.

These shares were considered issued and outstanding for corporate law purposes at the time they were loaned; however, at the time of the loan they were not considered outstanding for the purpose of computing and reporting earnings per share because these shares were to be returned to the Company no later than May 15, 2013, the maturity date of the Senior Notes. On September 15, 2008, one of the ADS borrowers, who the Company had loaned 6,562,760 shares of its common stock, filed for protection under Chapter 11 of the federal Bankruptcy Code and was placed into administration proceeding in the United Kingdom.

As a result of the bankruptcy filing and the administration proceeding, the ADS Lending Agreement automatically terminated and the ADS Borrower was contractually required to return the shares to the Company. The Company has since demanded the immediate return of all outstanding borrowed shares, however, the shares have not yet been returned. Also under the agreement, the ADS borrower was supposed to transfer collateral to an affiliate equal to the fair value of the shares loaned after it received a credit downgrade on September 15, 2008. Such collateral was to be held in a collateral account for the Company. No collateral transfer was made and the Company is not aware of any collateral account existing. While the Company believes it is exercising all of its legal remedies, it has included these shares in its per share calculation on a weighted average basis due to the uncertainty regarding the recovery of the borrowed shares.

On January 1, 2010, the Company adopted ASU 2009-15, Accounting for Own-Share Lending Arrangements in Contemplation of Convertible Debt Issuance or Other Financing which requires an entity that enters into an equity-classified share lending agreement, utilizing its own shares, in contemplation of a convertible debt issuance or other financing to initially measure the share lending arrangement at fair value and treat it as a cost of the financing. The Company estimated that the fair value of the share lending arrangement at issuance was RMB 230,729, which was recognized as an issuance cost of the Senior Convertible Notes, with an offset to additional paid-in capital. Issuance costs were deferred on the balance sheet and amortized over the life of the Senior Convertible Notes. In the year ended December 31, 2008, due to the bankruptcy of one of the ADS borrowers, the Company assessed it became probable that the borrower would default. As result, the Company recognized an expense of RMB 469,042, which equaled to the then fair value of the 6,562,760 shares lent to the borrower, net of the fair value of probable recoveries, with an offset to additional paid-in capital.  Probable recoveries were estimated as nil at the time in 2008. The fair value of the outstanding loaned shares was RMB 601,533 (USD 90,829) and RMB 55,411 (USD 8,794) as of December 31, 2010 and 2011, respectively. However, the Company continued to consider that recoveries were not probable and had not recognized any amount of the probable recoveries in the years ended December 31, 2009, 2010, and 2011.  The unamortized amount of the issuance costs associated with the share-lending arrangement included in the deferred issuance cost in the balance sheet were RMB 83,367 and RMB 51,028 as of December 31, 2010 and 2011, respectively. The amount of interest cost recognized relating to the amortization of the issuance cost associated with the share-lending arrangement were RMB 17,873, RMB 20,815 and RMB 27,335 for the years ended December 31, 2009, 2010 and 2011, respectively.

These rules require revision of prior periods to conform to current accounting. As a result of retrospectively adopting the new guidance related to the Company’s offering of senior convertible notes in May 2008, certain line items in the consolidated statement of operations for 2009 has been revised. (Note 2(ab))

Other payables to third parties	12 Months Ended
Dec. 31, 2011
Other payables to third parties
Other payables to third parties
17.	Other payables to third parties

Other payables consisted of the following:

	As of December 31,	As of December 31,
	2010	2011
	RMB	RMB
Purchases of property, plant and equipment	151,791	474,185
Miscellaneous tax payables	13,190	18,253
Deposits	4,942	3,008
Labor services payables	6,367	12,438
Others	15,714	19,843
Total other payables	192,004	527,727

Accrued expenses	12 Months Ended
Dec. 31, 2011
Accrued expenses
Accrued expenses
18.	Accrued expenses

Accrued expenses consisted of the following:

	As of December 31,	As of December 31,
	2010	2011
	RMB	RMB
Professional service fees	18,956	32,537
Interest	2,680	65,168
Utilities	7,337	9,445
Customs clearing charges	19,721	33,812
Others	13,182	11,715
Total accrued expenses	61,876	152,677

Accrued warranty cost	12 Months Ended
Dec. 31, 2011
Accrued warranty cost
Accrued warranty cost
19.	Accrued warranty cost

The movement of Group’s accrued warranty costs for solar module is summarized below:

	As of December 31,	As of December 31,	As of December 31,
	2009	2010	2011
	RMB	RMB	RMB
Beginning balance	5,185	5,931	31,277
Warranty provision	746	25,346	47,474
Ending balance	5,931	31,277	78,751

There was nil utilization of the warranty accruals for the years ended December 31, 2010 and 2011, respectively.

Share-based compensation	12 Months Ended
Dec. 31, 2011
Share-based compensation
Share-based compensation
20.	Share-based compensation

As of December 31, 2011, the Company had one share-based compensation plan, which is described below.

On August 18, 2006, the shareholders of the Company approved the 2006 Stock Incentive Plan (the “Plan”), which permits the grant of share options and shares to its eligible recipients for up to 8,656,000 ordinary shares plus a number of ordinary shares equal to 10% of any additional share capital of the Company issued following the effective date of the Plan. The Group believes that such awards better align the interests of its employees with those of its shareholders.

                        a)             Options

During the year ended December 31, 2011, the Company didn’t grant any ordinary share options to certain of its employees.

The Company adopted the fair value recognition provision of ASC 718 on January 1, 2006. ASC 718 requires that compensation cost relating to share-based payment transactions be recognized in the Group’s statement of operations over the service period (generally the vesting period). That cost is measured based upon the fair value of the option issued as calculated under the Black Scholes option pricing model. The Group’s share-based compensation cost is measured at the grant date, based on the fair value of the award, and is recognized as an expense in correlation with the vesting percentages over the service period.

The Group recognized a pre-tax charge of RMB 79,030, RMB 28,559 and RMB 12,810 (included in selling, general, and administrative expenses and manufacturing overhead, of which RMB 88, RMB 249 and RMB 268 was capitalized in the cost of inventory as of December 31, 2009, 2010 and 2011, respectively), for the years ended December 31, 2009, 2010 and 2011 associated with the expensing of stock options, respectively.

The weighted-average grant-date fair value of options granted during the years ended December 31, 2009, 2010 and 2011 were US$ 3.11, US$ 4.88 and US$ nil, respectively. The compensation that has been charged for the option, net of the amounts reversed for options forfeited in excess of amounts estimated at the grant date, was RMB 79,067, RMB 28,310 and RMB 12,542 for the years ended December 31, 2009, 2010 and 2011, respectively. The amounts reversed associated with options forfeited were RMB 49,634, RMB 1,737 and RMB 5,110 for the years ended December 31, 2009, 2010 and 2011, respectively.  The total income tax benefit recognized in the income statement for share-based compensation arrangements was nil for the periods.

The Group used the forfeiture rate of 0%, 7.70% and 9.79% respectively for the years ended 2009, 2010 and 2011.

As of December 31, 2009, 2010 and 2011, there was RMB 28,073, RMB 25,316 and RMB 5,491 of total unrecognized compensation cost related to non-vested share-based employees arrangements granted under the Plan, respectively. The cost is expected to be recognized over a remaining weighted-average period of 12 months.

The Company expects to issue new shares to satisfy share option exercises.

These options will become fully vested upon a change in control or on any date at the discretion of the plan administrator. The fair value of option grant is estimated on the date of grant using the Black-Scholes-Merton model with the following assumptions for options granted to employees during the years ended December 31, 2009, 2010 and 2011 respectively:

	For the year ended	For the year ended	For the year ended
	December 31, 2009	December 31, 2010	December 31, 2011
Average risk-free rate	1.59%-3.03%	2.74%	—
Weighted average expected option life	6.33 years	6 years	—
Volatility rate	75%	70%	—
Dividend	—	—	—

(1)	The risk-free interest rate is based on the U.S. Treasury yield for a term consistent with the expected life of the awards in effect at the time of grant.

(2)

The average expected option life is based on the contractual term of the option and expected employee exercise and post-vesting employment termination behavior. Currently, it is based on the simplified approach.

(3)	The Company has no history or expectation of paying dividends on its ordinary shares.

(4)	The Company chose to use the historical volatility and implied volatility of a basket of comparable publicly-traded companies for a period equal to the expected term preceding the grant date.

The following table summarizes information with respect to share options outstanding on December 31, 2011:

	Shares	Weighted Average Exercise Price (US$)	Weighted Average Remaining Contractual Life (Year)	Intrinsic Value (US$, in thousands)
Outstanding at December 31, 2009	3,127,000	5.96	7.19	—
Granted	1,650,000	4.88	—	—
Forfeited	(560,000)	3.99	—	—
Exercised	(381,350)	3.20	—	—
Outstanding at December 31, 2010	3,835,650	6.05	8.28	3,337
Granted	—	—	—	—
Forfeited	(371,750)	4.41	—	—
Exercised	(773,250)	4.55	—	—
Outstanding at December 31, 2011	2,690,650	6.71	7.17	0
Exercisable at December 31, 2011	1,111,450	8.97	6.26	0

The total intrinsic value of options exercised during the years ended December 31, 2009, 2010, and 2011 was $2,016, $1,166 and $2,077, respectively.

b)	Restricted share units (“RSU”)

RSUs are commitments made to issue ordinary shares at the time that each underlying RSU vests. The RSUs are not legally issued ordinary shares nor do they comprise outstanding ordinary shares and therefore, do not give their holders voting or dividend rights.

During the year ended December 31, 2011, the Company granted 880,000 restricted share units to certain employees, which vest over 3 to 4 years.

Upon vesting, the shares will be issued by the Company.

The following table summarizes information with respect to RSUs outstanding on December 31, 2011:

	Shares	Weighted Average Fair Value (US$)
Nonvested at December 31, 2009	2,242,000	5.00
Granted	1,100,000	5.19
Vested	(576,500)	4.66
Forfeited	(337,500)	4.66
Nonvested at December 31, 2010	2,428,000	4.90
Granted	880,000	5.87
Vested	(587,500)	4.80
Forfeited	(227,500)	6.00
Nonvested at December 31, 2011	2,493,000	5.17

For RSUs, the Company recognized a pre-tax charge of RMB 17,169, RMB 43,226 and RMB 27,377 (included in selling, general, and administrative expenses) for the years ended December 31, 2009, 2010 and 2011, respectively. Unrecognized compensation expense related to the RSUs for the years ended December 31, 2009, 2010 and 2011 were RMB 10,065, RMB 38,778 and RMB 31,578, respectively. The cost is expected to be recognized over a remaining weighted average period of 30 months.  The fair value of shares vested during the years ended December 31, 2009, 2010 and 2011 was RMB 468, RMB 23,022 and RMB 20,738, respectively.

Some of the RSUs are classified as liabilities as of December 31, 2009, as these RSUs can be settled through a cash payment upon vesting at the Employee’s option and subject to applicable laws and regulations and the memorandum of association and articles of the Company. In 2010, the Company modified these cash-settled RSU awards and the RSUs were classified out of liabilities. As required by ASC 718, the Company used the fair value at amendment date to calculate the share based compensation cost for the equity classified RSUs.

Foreign currency forward contracts	12 Months Ended
Dec. 31, 2011
Foreign currency forward contracts
Foreign currency forward contracts
21.	Foreign currency forward contracts

The Group, as a result of its global operating and financing activities, is exposed to changes in foreign currency exchange rates which may adversely affect its results of operations and financial position. The Group uses foreign currency forward exchange contracts to hedge the exposure to foreign currency risk, primarily the Euro and US dollar. The purpose of the Group’s foreign currency derivative activities is to protect the Group from the risk that the Renminbi net cash flows resulting from forecasted foreign currency-denominated transactions will be negatively affected by changes in exchange rates. The Group uses foreign currency forward exchange contracts to offset changes in the amount of future cash flows associated with certain third-party sales expected to occur within the next 12 months.

The Group accounts for derivative instruments pursuant to ASC 815, Derivatives and Hedging, as amended and interpreted, and recognizes all derivative instruments as either assets or liabilities at fair value in other assets or other liabilities in the Consolidated Balance Sheets. The recognition of gains or losses resulting from changes in the values of those derivative instruments is based on the use of each derivative instrument. The Group has evaluated various factors and determined whether there is effectiveness with respect to certain foreign-currency forward contracts and whether these foreign currency forward exchange contracts qualified for foreign currency cash flow hedge accounting.  When hedging relationships are highly effective, the effective portion of the gain or loss on the derivative cash flow hedges is recorded in accumulated other comprehensive income, net of tax, until the underlying hedged transaction is recognized in the consolidated income statements. The ineffective portion of cash flow hedges, if any, is recognized in income immediately. The effectiveness of designated hedging relationships is tested and documented on quarterly basis. Gains or losses on those foreign currency forward exchange contracts which do not qualify for hedge accounting are recognized in change in fair value of derivatives in the Consolidated Statements of Operations. During the year ended December 31, 2010, the Group entered into foreign exchange forward contracts with a notional amount of Euro 186,593 and US Dollar 335,976. During the year ended December 31, 2011, the Group entered into foreign exchange forward contracts with a notional amount of Euro 295,902 and US Dollar 374,738. As of December 31, 2010, the Group had outstanding foreign currency forward exchange contracts with notional amounts of Euro 12,807 and US Dollar 67,136. As of December 31, 2011, the Group had outstanding foreign currency forward exchange contracts with notional amounts of Euro 23,617 and US Dollar 41,167.

The gain/(loss) from the change in the fair value on the effective portion of derivative cash flow hedges, which is recorded in accumulated other comprehensive income, net of tax, was RMB (831), RMB 2,326 and RMB 9,428, for the years ended December 31, 2009, 2010 and 2011, respectively. The gain from the change in the fair value on those foreign currency forward exchange contracts not qualifying for hedge accounting, which is recorded in change in fair value of derivatives, was RMB nil, RMB nil and RMB 33,323, for the years ended December 31, 2009, 2010 and 2011, respectively.

The following table displays the outstanding notional balances and the estimated fair value of the Group’s foreign-currency forward exchange contracts and embedded derivatives as of December 31, 2010 and 2011:

	As of December 31,	As of December 31,	As of December 31,	As of December 31,
	2010	2010	2011	2011
	RMB	RMB	RMB	RMB
	Notional Amount	Estimate fair value	Notional Amount	Estimate fair value
Foreign exchange forward contracts under cash flow hedge, recorded in other current assets)	557,407	2,493	158,898	11,755
Foreign exchange forward contracts not designated as hedging instruments, recorded in other current assets	—	—	293,270	11,596
Embedded foreign currency derivatives recorded in derivative assets	238,417	5,464	—	—
Capped call options recorded in derivative assets	—	9,127	—	—
Embedded derivatives underlying convertible notes recorded in embedded derivatives	—	(66,174)	—	(32)

Discontinued operations	12 Months Ended
Dec. 31, 2011
Discontinued operations
Discontinued operations

22.       Discontinued operations

Due to the Group’s decision to focus its future efforts on the solar cells and solar power products business, the Group discontinued the PV power plant business, which was begun in 2009 and previously represented a component of the Group. In December 2010, the Group entered into a contract to sell JA Korea for a total price of RMB 82,268 to a third party unrelated to the Group. The sales price represents the fair value of the subsidiary and was approved by the audit committee and all the independent directors.

The carrying amount of net assets in this disposal group of RMB 104,235 was written down to its fair value less cost to sell of RMB 82,268. This loss of RMB 21,967 from disposal of net assets of discontinued operations has been included in the results from discontinued operations for the year ended December 31, 2010. Assets and liabilities from the discontinued operations after this write down, excluding currency translation adjustments of RMB 7,405 are summarized below.

Cash flows from the PV power plant business have not been separately classified on the consolidated statement of cash flows as they are not material for periods presented. The transaction was completed in March 2011.

Summarized operating results from discontinued operations in the Company’s Consolidated Statements of Operations were as follows:

	For the year ended	For the year ended	For the year ended
	December 31, 2009	December 31, 2010	December 31, 2011
Income from operations of a discontinued component, net of tax	3,415	2,137	—
(Loss)/income from disposal of a discontinued component	—	(21,967)	—
(Loss)/income from discontinued operations, net of tax	3,415	(19,830)	—

Gain from sales of discontinued operations, net of tax	—	—	7,753

Summarized assets and liabilities from the discontinued operations included in the Company’s Consolidated Balance Sheets were as follows:

	As of December 31,2010	As of December 31, 2011
	RMB	RMB
Assets of discontinued operations
Other current assets	841	—
Property, plant and equipment, net	74,637	—
Total assets of discontinued operations	75,478	—
Liabilities of discontinued operations
Tax payables	339	—
Payroll and welfare payable	19	—
Other payables to third parties	229	—
Accrued expenses	28	—
Total liabilities of discontinued operations	615	—

Mainland China contribution plan and profit appropriation	12 Months Ended
Dec. 31, 2011
Mainland China contribution plan and profit appropriation
Mainland China contribution plan and profit appropriation

23.       Mainland China contribution plan and profit appropriation

a)             China contribution plan

Full-time employees of the Group in the PRC participate in a government-mandated multi-employer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. PRC labor regulations require the Group to accrue for these benefits based on certain percentage of the employees’ salaries. However, the Group is not responsible for meeting any obligations under the plan. The total contribution for such employee benefits was RMB 27,759, RMB 39,069 and RMB 72,677 for the years ended December 31, 2009, 2010 and 2011, respectively.

b)             Statutory reserves

Pursuant to laws applicable to entities incorporated in the PRC, the subsidiaries in the PRC should make appropriations from after-tax profit to non-distributable reserve funds. These reserve funds include the following: (i) a general reserve, (ii) an enterprise expansion fund and (iii) a staff bonus and welfare fund. The subsidiaries in the PRC are required to transfer at least 10% of their profit after taxation (as determined under accounting principles generally accepted in the PRC at each year-end) to the general reserve fund until the reserve balance reaches 50% of their respective registered capital. The appropriations to other funds are at the PRC subsidiaries’ discretion. These reserve funds can only be used for specific purposes of enterprises expansion, staff bonus, and welfare and not distributable as cash dividends.

The general reserves made by the Group’s PRC subsidiaries in 2009, 2010 and 2011 were RMB 41,626, RMB 186,284 and RMB 22,815, respectively.

c)              Restricted capital

The following paid-in-capital amounts are unavailable for distribution as nominal dividends to the Company:

Legal Entity	Paid-in Capital restricted
JingAo Solar Co., Ltd.	RMB	1,000,000
Shanghai JA Solar Technology Co., Ltd.	US$	20,000
Shanghai JA Solar PV Technology Co., Ltd.	US$	20,000
JA Solar Technology Yangzhou Co., Ltd.	US$	230,000
Jing Hai Yang Semiconductor Materials (Donghai) Co., Ltd.	US$	88,000
JA Solar Yangzhou R&D Co., Ltd.	RMB	50,000
JA Yangzhou PV Technology Co., Ltd.	US$	10,000
Shanghai Jinglong Solar Technology Co., Ltd.	RMB	180,000
Donghai JA Solar Technology Co., Ltd.	RMB	50,000
JA (Hefei) Renewable Energy Co., Ltd.	US$	15,000
Hefei JA Solar Technology Co., Ltd.	RMB	1,440,000
Solar Silicon Valley Electronic Science and Technology Co., Ltd.	US$	36,986

Earnings (loss) per share	12 Months Ended
Dec. 31, 2011
Earnings (loss) per share
Earnings (loss) per share

24.       Earnings (loss) per share

Basic and diluted net (loss)/ earnings per share for the years ended December 31, 2009, 2010 and 2011 are calculated as follows:

	Year ended December 31, 2009	Year ended December 31, 2010	Year ended December 31, 2011

Numerator:

Numerator for basic (loss)/earnings per share from continuing operations	(196,914)	1,775,181	(572,098)
Dilutive effect of:
Change in fair value of embedded derivatives underlying convertible notes	—	(70,458)	—
Foreign exchange gain on convertible notes	—	(33,021)	—
Accretion of non-cash interest charge on convertible notes	—	95,547	—
Amortization of deferred issuance cost in relation to convertible notes	—	28,368	—
Interest expense of convertible notes	—	67,876	—
Capitalized interest	—	(28,626)	—
Numerator for diluted (loss)/earnings per share from continuing operations	(196,914)	1,834,867	(572,098)

Numerator for basic (loss)/earnings per share from discontinued operations	3,415	(19,830)	7,753
Numerator for diluted (loss)/earnings per share from discontinued operations	3,415	(19,830)	7,753

Denominator:
Denominator for basic earnings per share - weighted average ordinary shares outstanding*	161,643,312	162,900,657	167,101,076
Dilutive effect of share options and RSUs**	—	728,804	—
Dilutive effect of convertible notes**	—	7,487,223	—
Denominator for diluted earnings per share	161,643,312	171,116,684	167,101,076

Basic (loss)/earnings per share from continuing operations	(1.22)	10.90	(3.42)
Diluted (loss)/earnings per share from continuing operations	(1.22)	10.72	(3.42)

Basic (loss)/earnings per share from discontinued operations	0.02	(0.12)	0.04
Diluted (loss)/earnings per share from discontinued operations	0.02	(0.12)	0.04

* 6,562,760 shares loaned pursuant to the ADS Lending Agreement that were to be returned to us have been included in the per share calculation on a weighted average basis due to the uncertainty regarding the recovery of the borrowed shares (see Note 16).

** These potentially dilutive securities totaling 9,400,229 and 7,875,966 in 2009 and 2011, respectively, were not included in the calculation of dilutive earnings per share in 2009 and 2011 because of their anti-dilutive effect.

Related party transactions	12 Months Ended
Dec. 31, 2011
Related party transactions
Related party transactions

25.       Related party transactions

a)              Amounts due to related parties consisted of the following:

	As of December 31,	As of December 31,
	2010	2011
	RMB	RMB
Payables to Hebei Jinglong Industry and Commerce Group Co., Ltd. (“Hebei Jinglong”) -short term	75,263	73,097
Payables to Jing Wei Electronics Co., Ltd.-short term	14,160	47,754
Others-short term	32,658	41,738
Total amounts due to related parties-short term	122,081	162,589

b)             Amounts due from related parties consisted of the following:

	As of December 31,	As of December 31,
	2010	2011
	RMB	RMB
Advances to Hebei Jinglong-short term	54,300	10,740
Advances to Hebei Jinglong-long term	46,498	38,333
Advances to Solar Silicon Valley-short term	41,755	—
Advances to Jing Wei Electronics Co., Ltd.	15,428	—
Receivables from Heibei Ningjin Songgong Semiconductor Co., Ltd.-short term	—	19,077
Others-short term	1,828	21,654
Total amounts due from related parties	159,809	89,804

c)              Transactions with Hebei Jinglong

Wafer supply

In July 2006, the Group entered into a master long-term supply contract (the “Jinglong Long-term Supply Contract”) with Hebei Jinglong, which owns 28.5% equity interest of the Group, for the supply of silicon wafers. The Jinglong Long-term Supply Contract had an initial term of four and half years, from July 2006 to December 2010, which automatically extended for another three years until the end of 2013. The Group has also entered into various short-term supply contracts with Hebei Jinglong for the supply of silicon wafers (together with the Jinglong Long-term Supply Contract the “Jinglong Supply Contracts”). Under the Jinglong Supply Contracts, Jinglong Group has agreed to supply the Group with silicon wafers at prevailing market prices with a reasonable discount and under prepayment arrangements. The Group has entered into various supplemental agreements to the Jinglong Supply Contracts to specify certain performance terms, including amendment of prepayment amounts and their utilization. The prepayment and delivery terms under the existing Jinglong Long-term Supply Contract had been revised subsequently in August 2007, September 2008, and February 2009.

The Group reviewed the contracts under ASC 815, Derivatives and Hedging, and ASC 810, Consolidation, and determined that they don’t contain an embedded derivative nor would the supplier contracts cause the supplier to be a variable interest entity.

For the years ended 31 December 2009, 2010 and 2011, the Group purchased RMB 696,638, RMB 1,629,433 and RMB 1,506,609 respectively, of silicon wafers from Jinglong Group under the Jinglong Supply Contracts and from Solar Silicon Valley before acquisition. The Group will continue to purchase silicon wafers from Jinglong Group.

Unused prepayments were RMB 142,553 and RMB 49,073 at December 31, 2010 and 2011, respectively, and were recorded in advances to related party supplier in the consolidated balance sheet.

Outsourcing service

The Group outsourced wafer processing services to Hebei Jinglong and Silicon Valley, where they helped the Group turn polysilicon into wafers. The outsourcing service fee was RMB 17,422, RMB 2,275 and RMB nil for Hebei Jinglong, RMB nil, RMB 4,138 and RMB 8,874 for Solar Silicon Valley for the years ended December 31, 2009, 2010 and 2011, respectively.

Management fees and leasing

The Group leases properties from Hebei Jinglong and another related party under operating lease agreements. The Group incurred rental expenses under operating lease agreements to Hebei Jinglong in the amounts of RMB 16,644, RMB 12,180 and RMB 12,000 for the years ended December 31, 2009, 2010 and 2011, respectively. Outstanding accrual for the management fees due to Hebei Jinglong was RMB 20, RMB 33 and RMB nil as of December 31, 2009, 2010 and 2011, and was recorded in amounts due to related parties in the consolidated balance sheet.

Guarantee

As of December 31, 2011, the Group provided guarantees to Hebei Jinglong for short-term bank borrowing with a principal of RMB 366,000 while the Group also received guarantees from Heibei Jinglong for short-term bank borrowing with a principal of RMB 170,000. The Group monitors the financial performance of Hebei Jinglong on a monthly basis, and also evaluates the availability of Hebei Jinglong from alternate sources. No amounts have been accrued as a loss contingency related to this guarantee because payment by the Group is not probable. One bank borrowing with a principal of RMB 100,000 was due and repaid by Hebei Jinglong on March 17, 2012.

Acquisition of Solar Silicon Valley

On November 30, 2011, the Group completed the acquisition of 100 percent of the shares of Solar Silicon Valley for a share consideration of RMB 358,987 (refer to Note 3).

d)             Transactions with other related parties

The Group sold solar cells and modules and provided solar cells processing services to related companies that are subsidiaries of Hebei Jinglong with the amount of RMB 5,206, RMB 162,499 and RMB 39,337 for the years ended December 31, 2009, 2010 and 2011, respectively. The Group also sold solar cells to a related company, whose chairman is also the chairman of the Group, amounting to RMB nil, RMB nil and RMB 577 for the years ended December 31, 2009, 2010 and 2011, respectively. The Group also sold solar cells to a related company, whose independent director is also the independent director of the Group, amounting to RMB nil, RMB 2,379 and RMB 5,986 for the years ended December 31, 2009, 2010 and 2011, respectively.

Solar Silicon Valley provided wafer processing service to a related company, whose chairman is also the chairman of the Group. The wafer processing service fee amounted to RMB 13,035 for the period ended December 31, 2011after acquisition.

The Group outsourced wafer processing services to three related companies, who helped the Group turn polysilicon into wafers. The vice chairman of one of the related companies is the chairman of the Group and the other two related companies are both subsidiaries of Hebei Jinglong. The outsourcing service fee was RMB 38,875, RMB 232,163 and RMB 27,369 for the years ended December 31, 2009, 2010 and 2011, respectively.

The Group outsourced module processing service to a related company, whose chairman is also the chairman of the Group. The module processing service fee amounted to RMB nil, RMB nil and RMB 14,147 for the years ended December 31, 2009, 2010 and 2011, respectively.

The Group purchased RMB 172,705, RMB 875,192 and RMB 1,131,869 of silicon wafers from several related companies for the years ended December 31, 2009, 2010 and 2011, respectively. Their chairman is also the chairman of the Group.

The Group acquired RMB 113,229, RMB 10 and RMB 460 of certain equipment from several related companies for the years ended December 31, 2009, 2010 and 2011, respectively. The chairman of these companies is also the chairman of the Group.

During the year ended December 31, 2010, the Group acquired 100 percent of the shares of Shanghai Jinglong Solar Technology Co., Ltd. from Ningjin Jinglong PV Investment Co., Ltd., a subsidiary of Hebei Jinglong, for a cash consideration of RMB 198,960, representing the fair value of the company based on an independent third party valuation. Shanghai Jinglong Solar Technology Co., Ltd. owns the land, building and facility previously leased by the Group for its module production operation in Fengxian, Shanghai. Shanghai Jinglong Solar Technology Co., Ltd. is not a business and this transaction was accounted for as an asset acquisition.

On March 8, 2012, the Group entered into a settlement agreement with M.SETEK to settle the outstanding prepayments made to M.SETEK. Pursuant to the settlement agreement, M.SETEK will transfer its 65% equity interests in Hebei Ningjing Songgong to the Group at an appraisal price to repay a portion of the prepayments. Hebei NingJin Songgong is 65% owned by M. SETEK and 32.7% owned Mr. Baofang Jin, the Group’s Chairman, and 2.3% owned by a few third party individuals. (See Note 8)

The Group considers that these transactions were carried out at arm’s length with prices comparable to other similar transactions with unrelated third parties.

Contingencies and Commitments	12 Months Ended
Dec. 31, 2011
Contingencies and Commitments
Contingencies and Commitments

26.                               Contingencies and Commitments

a)             Legal contingencies

In December 2008, the Company was named as defendant in two putative securities class actions filed in the United States District Court for the Southern District of New York: Ellenburg v. JA Solar Holdings Co., Ltd., et al., Civil Action No. 08 CV 10475 (filed on December 3, 2008) and Zhang v. JA Solar Holdings Co., Ltd., et al., Civil Action No. 08 CV 11366 (filed on December 31, 2008). The complaints in the two actions, which are substantially identical, also name as defendants Mr. Huaijin Yang, our former chief executive officer, and Mr. Daniel Lui, our former chief financial officer and chief strategy officer, and allege that the defendants committed securities fraud in violation of Section 10(b) of the United States Securities and Exchange Act. The Court consolidated the two cases in April 2009. In February 2011, the Company reached an agreement in principle to settle these securities class action lawsuits. Under the terms of the proposed settlement, a sum of US$ 4,500 (less any award of attorneys’ fees and costs to counsel for the class that may be approved by the Court) will be made available to shareholders who may qualify for a distribution under the settlement. As part of the settlement, the plaintiff agreed to dismiss the action and drop all claims against the Company and the individual defendants. The Court granted final approval of the settlement terms in June 2011.  The Group paid total settlement amount of RMB 29,808 (US$ 4,500) in the year ended December 31, 2011. There is no outstanding legal contingency as of December 31, 2011.

b)             Supplier contract

In order to better manage the Group’s unit costs and to secure adequate and timely supply of polysilicon and silicon wafers during the periods of shortages of polysilicon and silicon wafer supplies, the Group entered into a number of multi-year supply agreements in amounts that were expected to meet the Group’s anticipated production needs. As a condition to its receiving the raw materials under those agreements, and in line with industry practice, the Group was required to, and has made prepayments for all, or a portion, of the total contract price to the suppliers, which are then offset against future purchases. The Group has completed re-negotiating certain of its supplier arrangements and is currently in the process of re-negotiating the remaining prepayment obligations with its suppliers.

Set out below are the Group’s fixed obligations under these multi-year contracts including “take or pay” arrangements.

Obligations under Multi-year Supply Agreements, including “Take or Pay” Supply Agreements

The Group’s multi-year supply agreements with some suppliers are structured as fixed price and quantity “take or pay” arrangements which allow the supplier to invoice the Group for the full stated purchase price of polysilicon or silicon wafers the Group is obligated to purchase each year, whether or not the Group actually purchases the contractual volume. In addition to the “take or pay” supply agreements, the Group has also entered into other multi-year supply agreements to purchase fixed volumes of polysilicon or silicon wafers from certain suppliers. Under these agreements, the purchase price is to be periodically adjusted based on prevailing market price or relevant energy price index. Purchases made under “take or pay” agreements amounted to RMB 415,201, RMB 1,315,832 and RMB 1,600,725 for the years ended December 31, 2009, 2010 and 2011, respectively. The Group’s future obligations under multi-year supply agreements, including “take or pay” supply agreements are as follows:

Twelve Months Ending December 31	“Take or pay” supply agreements	Other Multi-year supply agreements *	Total
	(in RMB)	(in RMB)	(in RMB)
2012	1,691,104	2,242,235	3,933,339
2013	1,091,631	1,274,987	2,366,618
2014	1,321,299	329,480	1,650,779
2015	1,644,535	328,629	1,973,164
2016	1,608,620	419,416	2,028,036
Thereafter	4,697,320	—	4,697,320
Total	12,054,509	4,594,747	16,649,256

* includes only purchase commitments with fixed or minimum price provisions.

In addition, the Group has also entered into other supply agreements with variable price provisions, under which the purchase price is based on market prices with price adjustment terms. The Group has committed to purchase polysilicon and silicon wafers with the quantity of 3,751 metric tons and 2,515 million pieces respectively during 2012 to 2016, which are with variable price provisions and not included in the above table.

Outstanding supplier advances made to suppliers with whom the Group has entered into “take or pay” arrangements amounted to RMB 1,220,403 and RMB 1,163,350 as of December 31, 2010 and 2011, respectively.

If the Group fails to meet the obligations, including purchase quantity commitments, under the amended agreements and are unable to further renegotiate the terms of these multi-year supply agreements, the Group may be forced to forfeit certain prepayment amounts and be subject to claims or other disputes which could materially and adversely affect the Group’s results of operations, and financial position.

c)              Operating lease commitments

As of December 31, 2011, the Group has several operating lease agreements to lease certain assets, including offices, dormitory and land. These non-cancelable operating leases expire from June 2012 to May 2017, with rental fees that approximates market rents.

Future minimum obligations for operating leases are as follows:

(in RMB)
2012	21,973
2013	14,577
2014	13,621
2015	13,326
2016	7,365
Thereafter	576
Total	71,438

Rent expense under all operating leases was RMB 17,203, RMB 17,786 and RMB 14,992, for the years ended December 31, 2009, 2010 and 2011, respectively.

c)              Capital expenditure

As of December 31, 2011, the Group had contracted for capital expenditure on machinery and equipment of RMB 1,173,107.

Fair value measurements	12 Months Ended
Dec. 31, 2011
Fair value measurements
Fair value measurements

27.       Fair value measurements

ASC 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Group. Unobservable inputs are inputs that reflect the Group’s assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. As such, fair value is a market-based measure considered from the perspective of a market participant who holds the asset or owes the liability rather than an entity-specific measure. The hierarchy is broken down into three levels based on the reliability of inputs as follows:

·	Level 1—Valuations based on quoted prices in active markets for identical assets or liabilities that the Group has the ability to access.
·	Level 2—Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, directly or indirectly.
·	Level 3—Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

When available, the Group uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Group will measure fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates and currency rates. Following is a description of the valuation techniques that the Group uses to measure the fair value of assets and liabilities that the Group measures and reports on its balance sheet at fair value on a recurring basis.

Short-term financial instruments: The Group’s short-term financial instruments consist of cash and cash equivalents, restricted cash, accounts receivable and payable, notes receivable, short-term bank borrowings, and accrued expenses. The cost approximates the fair value because of the short maturity period.

Long-term bank borrowings: The fair value is based on the amount of future cash flows associated with each debt instrument discounted at the Group’s current borrowing rate for similar debt instruments of comparable terms. The carrying values of the long-term bank borrowings approximate their fair values as all the long-term bank borrowings carries variable interest rates which approximate rates currently offered by the Group’s bankers for similar debt instruments of comparable maturities.

Derivative assets and liabilities.   The Group’s derivative assets and liabilities consist of embedded foreign currency derivatives in the Group’s sales and purchase contracts denominated in currencies other than Renminbi or the functional currency of the counterparty, the capped call transactions denominated in USD, embedded derivatives underlying convertible notes and foreign currency forward contract instruments. Since its capped call transactions and embedded derivatives underlying convertible notes are not traded on an exchange, they are valued using valuation models. Management is responsible for determining these fair values and considered a number of factors including valuations. The capped call transactions are valued using the Black Scholes Option Pricing Model. The embedded derivatives underlying convertible notes are bifurcated using the “with or without” approach. As there are interrelationships among the embedded derivatives, they are valued using a Monte Carlo simulation. Interest rate yield curves, foreign exchange rates, stock price, volatility, expected term, risk-free rate and fundamental change event probabilities are the significant inputs into these valuation models. The inputs used in the valuation of the capped call transactions are observable in active markets over the terms of the instruments the Group holds, and accordingly, the Group classifies these valuation techniques as Level 2 in the hierarchy. In regards to the embedded derivatives underlying convertible notes, fair value was determined using a “with and without” approach which was based on both Level 2 and Level 3 inputs. The Group determined that the Level 3 input, that is the fundamental change event probabilities, is significant to the overall fair value measurement. The Group considered the effect of its own credit standing and that of its counterparties in its valuations of its derivative financial instruments. The Group entered into foreign currency forward contracts that are designated as cash flow hedges of exchange rate risk related to forecasted foreign currency denominated sales. The Group’s financial instrument counterparties are high-quality commercial banks with significant experience with such instruments.  Fair values of the Group’s forward contracts are determined using significant other observable inputs (Level 2 fair value measurements), and are based on the present value of expected future cash flows considering the risks involved and using discount rates appropriate for the duration of the contracts.

Recurring change in fair value

As of December 31, 2010, information about inputs into the fair value measurements of the Group’s assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

	Fair Value Measurements at Reporting Date Using
Description	Balance as of 31 December 2010	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Capped call options	9,127	—	9,127	—
Embedded foreign currency derivatives	5,464	—	5,464	—
Foreign exchange forward contract instruments	2,493	—	2,493	—

Liabilities:
Embedded derivatives underlying convertible notes	(66,174)	—	—	(66,174)

As of December 31, 2011, information about inputs into the fair value measurements of the Group’s assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

	Fair Value Measurements at Reporting Date Using
Description	Balance as of 31 December 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Capped call options	—	—	—	—

Foreign exchange forward contract instruments	23,351	—	23,351	—

Liabilities:
Embedded derivatives underlying convertible notes	(32)	—	—	(32)

Assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3 valuation)

A summary of changes in Level 3 embedded derivatives underlying convertible notes for the year ended December 31, 2010 was as follows:

Balance at December 31, 2009	(136,632)
Unrealized gains included in Change in fair value of derivatives	70,458

Balance at December 31, 2010	(66,174)

A summary of changes in Level 3 embedded derivatives underlying convertible notes for the year ended December 31, 2011 was as follows:

Balance at December 31, 2010	(66,174)
Unrealized gains included in Change in fair value of derivatives	66,142
Balance at December 31, 2011	(32)

Non-recurring change in fair value

As of December 31, 2010

	Fair Value Measurements at Reporting Date Using
Description	Balance as of 31 December 2010	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total (losses)
Assets:
Long-lived assets	0	—	—	0	(47,286)

The long-lived assets represent certain machines which cannot be used for production due to poor physical condition (Note 10).

In accordance with the provisions of the Impairment or Disposal of Long-Lived Assets Subsections of FASB Codification Subtopic 360-10, long-lived assets held  and used with a carrying amount of RMB 47,286 were written down to their fair value of RMB 0, resulting in an impairment charge of RMB 47,286, which was calculated based on Level 3 Inputs and included in earnings for the period.

As of December 31, 2011

	Fair Value Measurements at Reporting Date Using
Description	Balance as of 31 December 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total (losses)
Assets:
Long-lived assets	736,486	—	—	736,486	(303,068)

The long-lived assets represent property, plant and equipment for production of multi-crystalline wafers (Note 10).

In accordance with the provisions of the Impairment or Disposal of Long-Lived Assets Subsections of FASB Codification Subtopic 360—10, long-lived assets held and used with a carrying amount of RMB 1,039,554 were written down to their fair value of RMB 736,486, resulting in an impairment charge of RMB 303,068, which was calculated based on Level 3 Inputs and included in earnings for the period.

Change in fair value of derivatives

The Change in fair value of derivatives recognized in earnings, excluding embedded derivatives underlying convertible notes repurchased which are recognized in buyback gain, was as follows:

	For the year ended	For the year ended	For the year ended
	December 31, 2009	December 31, 2010	December 31, 2011
Embedded derivatives underlying convertible notes (see Note 16)	(55,106)	70,458	66,142
Capped call options (see Note 16)	(453)	5,094	(9,127)
Embedded foreign currency derivatives	6,488	(1,024)	(5,464)
Foreign exchange forward contracts not designated as hedging instruments	—	—	33,323
	(49,071)	74,528	84,874

Segment information	12 Months Ended
Dec. 31, 2011
Segment information
Segment information

28.       Segment information

The Group operates in a single business segment that includes the design, development, and manufacture of PV products. The following table summarizes the Group’s net revenues generated from different geographic locations:

	Year Ended December 31,
	2009	2010	2011
	RMB	RMB	RMB
China	2,789,798	6,010,415	5,546,700
Outside China:
Germany	396,922	2,126,975	2,110,751
Rest of the world	591,833	3,623,390	3,075,403
Total outside China	988,755	5,750,365	5,186,154
Total net revenue	3,778,553	11,760,780	10,732,854

The following table summarizes the Group’s long-lived fixed assets by geographic locations:

	As of December 31,
	2009	2010	2011
	RMB	RMB	RMB
China	1,626,247	3,170,721	5,099,208
Korea*	98,195	—	—
Total long-lived fixed assets	1,724,442	3,170,721	5,099,208

*                 Korea assets consist of 3MW solar power plant, the amount of which is included in assets of discontinued operations in 2010 (Note 22).

Certain risks and uncertainties	12 Months Ended
Dec. 31, 2011
Certain risks and uncertainties
Certain risks and uncertainties

29.       Certain risks and uncertainties

a)    Major customers

There is no individual customer accounting for 10% or more of total revenues for the years ended December 31, 2010 and 2011. Details of the customers accounting for 10% or more of total revenues for the year ended December 31, 2009 were as follows:

Major customers	Year ended December 31, 2009	Year ended December 31, 2010	Year ended December 31, 2011
Customer A (third party)	11.4%	2.4%	7.3%

Accounts receivable from the 3 customers with the largest receivable balances represents 44% and 40% of the balance of accounts receivable at December 31, 2010 and 2011, respectively. The Group performs ongoing credit evaluations of its customers’ financial condition whenever deemed necessary and generally does not require collateral. The Group maintains an allowance for doubtful accounts based upon the expected collectability of all accounts receivable, which takes into consideration an analysis of historical bad debts, specific customer creditworthiness and current economic trends.

b)    Concentrations of credit risk

Financial instruments that potentially subject the Group to significant concentrations of credit risk consist principally of cash and cash equivalent, accounts receivables and advances to suppliers.

The Group places its cash and cash equivalents with high quality financial institutions in the PRC, US, Hong Kong and Singapore and limits the amount of credit risk from any single institution. China does not have an official deposit insurance program, nor does it have an agency similar to The Federal Deposit Insurance Corporation (FDIC) in the United States. However, the Group believes that the risk of failure of any of these PRC banks is remote. Bank failure is extremely uncommon in China and the Group believes that those Chinese banks that hold the Company’s cash, cash equivalents and long term time deposit are financially sound based on public available information.

c)      Foreign currency risk

The RMB is not a freely convertible currency. The PRC State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the PRC foreign exchange trading system market. The Group’s aggregate amount of cash and cash equivalents denominated in RMB amounted to RMB 1,325,106 and RMB 3,463,198 as of December 31, 2010 and 2011, respectively.

Ordinary shares	12 Months Ended
Dec. 31, 2011
Ordinary shares
Ordinary shares

30.       Ordinary shares

The holders of ordinary shares in the Company are entitled to one vote per share and to receive ratably such dividends, if any, as may be declared by the board of directors of the Company. In the event of liquidation, the holders of ordinary shares are entitled to share ratably in all assets remaining after payment of liabilities. The ordinary shares have no preemptive, conversion, or other subscription rights.

Subsequent events	12 Months Ended
Dec. 31, 2011
Subsequent events
Subsequent events

31.       Subsequent events

Other than the transactions occurring in 2011 already described above, the following events have taken place in 2012:

a)             Loan borrowing

During January to March 2012, the Group borrowed a long-term loan of RMB 50,000 from Shanghai Pudong Development Bank in the PRC. The borrowing has 18 months terms and will expire at September 30, 2013. The interest rate is 7.315% per annum. The Group also borrowed short-term loans of RMB 689,980 from various financial institutions in the PRC. The borrowings have 0.5 month to 1 year terms and will expire at various times. The average interest rate is 5.14% per annum.

b)             Options

During January to March 2012, the Company granted 2,207,000 ordinary share options at fair value to its employees. The exercise price of the options ranges from $1.37 to $1.83.

c)              Buyback of Senior Convertible Notes

On January 4, 2012, the Group bought back 2008 Senior Notes with face value of US$ 1,280 (RMB 8,064) at the price of US$ 960 (RMB 6,048).

d)             Termination of capped call

On March 7, 2012, the Group entered into a Termination Agreement with Lehman Brothers OTC Derivatives Inc. and Lehman Brothers Holdings Inc. to terminate the transactions governed by that certain confirmation dated May 13, 2008 between Lehman Brothers OTC Derivatives Inc. and the Group, which supplements, forms part of, and is subject to, an agreement in the form of the 1992 ISDA Master Agreement. The Group expected the termination to have minimal financial impact.

e)              Repayment of prepayment owned by M.SETEK

On March 8, 2012, the Group entered into a settlement agreement with M.SETEK to settle the outstanding prepayment made to M.SETEK. (See Note 8)

Restricted net assets	12 Months Ended
Dec. 31, 2011
Restricted net assets
Restricted net assets

32.       Restricted net assets

Relevant PRC laws and regulations permit PRC companies to pay dividends only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations.  Additionally, the Company’s subsidiaries can only distribute dividends upon approval of the shareholders after they have met the PRC requirements for appropriation to statutory reserve. The statutory general reserve fund requires annual appropriations of 10% of net after-tax income should be set aside prior to payment of any dividends. As a result of these and other restrictions under PRC laws and regulations, the PRC subsidiaries and affiliates are restricted in their ability to transfer a portion of their net assets to the Company either in the form of dividends, loans or advances, which restricted portion amounted to approximately RMB 6,257,181 or 95.5% of the Company total consolidated net assets as of December 31, 2011. Even though the Company currently does not require any such dividends, loans or advances from the PRC subsidiaries and affiliates for working capital and other funding purposes, the Company may in the future require additional cash resources from its PRC subsidiaries and affiliates due to changes in business conditions, to fund future acquisitions and developments, or merely declare and pay dividends to or distributions to the Company’s shareholders.

Additional information - condensed financial statements of the Company	12 Months Ended
Dec. 31, 2011
Additional information - condensed financial statements of the Company
Additional information - condensed financial statements of the Company

33.       Additional information — condensed financial statements of the Company

The separate condensed financial statements of JA Solar Holdings Co., Ltd. as presented below have been prepared in accordance with Securities and Exchange Commission Regulation S-X Rule 5-04 and Rule 12-04 and present the Company’s investments in its subsidiaries under the equity method of accounting as prescribed in ASC 323. Such investment is presented on the separate condensed balance sheets of the Company as “Investments in subsidiaries.” The condensed financial information of JA Solar Holdings Co., Ltd. has been presented for the period from January 1, 2009 to December 31, 2011.

The subsidiaries did not pay dividend to the Company for the period presented.

Except as disclosed in the consolidated financial statements as presented above, the Company did not have any significant contingency, commitment, long term obligation, or guarantee as of December 31, 2011.

	For the year ended	For the year ended	For the year ended
	December 31, 2009	December 31, 2010	December 31, 2011
	RMB	RMB	RMB
Revenues	—	—	—
Total operating expenses	(19,829)	(21,883)	(32,063)
Loss from operations	(19,829)	(21,883)	(32,063)
Interest expense	(216,691)	(191,791)	(206,853)
Change in fair value of derivatives	(55,559)	75,552	57,015
Share of income from subsidiaries	118,797	1,724,291	(465,989)
Convertible bond buyback (loss)/gain	(24,156)	—	4,312
Other income	3,939	169,182	79,233
(Loss)/income before income taxes	(193,499)	1,755,351	(564,345)
Income tax expense	—	—	—
Net (loss)/income attributable to ordinary shareholders	(193,499)	1,755,351	(564,345)

	December 31,	December 31,
	2010	2011
	RMB	RMB
ASSETS
Current assets:
Cash and cash equivalents	28,024	77,009
Other receivable from subsidiaries	265,833	252,943
Other current assets	31,480	2,055
Total current assets	325,337	332,007
Investments in subsidiaries	4,469,983	4,599,487
Derivative asset-capped call options	9,127	—
Deferred issuance cost	110,868	67,531
Amount due from subsidiaries	3,133,174	2,892,214
Total assets	8,048,489	7,891,239
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Other payables to subsidiaries and employees	—	6,572
Accrued and other liabilities	63,484	48,317
Interest payable	8,500	7,869
Total current liabilities	71,984	62,758
Long-term debt payable	—	41,295
Convertible notes	1,230,175	1,238,485
Embedded derivatives	66,174	32
Total liabilities	1,368,333	1,342,570

Commitments and Contingencies

Shareholders’ equity :
Ordinary shares (US$0.0001 par value; 493,480,000 shares authorized, 169,976,270 and 202,238,307 shares issued and outstanding as of December 31, 2010 and December 31, 2011)	134	154
Additional paid-in capital	4,680,133	5,102,362
Retained earnings	2,001,979	1,437,634
Accumulated other comprehensive (loss)/gain	(2,090)	8,519
Total shareholders’ equity	6,680,156	6,548,669
Total liabilities and shareholders’ equity	8,048,489	7,891,239

	For the year ended December 31, 2009	For the year ended December 31, 2010	For the year ended December 31, 2011
	RMB	RMB	RMB
Cash flows from operating activities:
Net (loss)/income	(193,499)	1,755,351	(564,345)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Share based compensation expense	(1,094)	(602)	1,676
Share of (income)/loss from subsidiaries	(118,797)	(1,724,291)	465,989
Amortization of deferred issuance cost and increase in accretion of convertible notes	122,648	123,915	140,894
Change in the fair value of derivatives	55,559	(75,552)	(57,015)
Exchange loss	7,162	66,309	96,122
Loss from senior convertible notes buyback	24,156	—	(4,312)
Investment income from available-for-sale securities	—	(231,163)	—
Acquisition gain	—	—	(187,387)
Changes in operating assets and liabilities:
Acquisition of trading securities	353,588	—	—
(Increase)/decrease in receivables from subsidiaries	(122)	8,231	12,890
(Increase)/decrease in other current assets	(4,315)	(25,708)	29,425
Increase /(Decrease) in other payables to subsidiaries and employees	1,401	(1,401)	6,572
Increase/(decrease) in accrued and other liabilities	28	42,634	(15,167)
Decrease in interest payable	(3,328)	(1,629)	(631)
Net cash provided by/(used in) operating activities	243,387	(63,906)	(75,289)
Cash flows from investing activities:
Loans granted to subsidiaries	(249,269)	(31,697)	(3,160)
Loans repayment by subsidiaries	173,715	49,769	93,116
Proceeds from sale of available-for-sale securities	—	231,163	—
Net cash (used in)/provided by investing activities	(75,554)	249,235	89,956
Cash flows from financing activities:
Proceeds from long-term loan from subsidiaries	204,846	—	51,314
Repurchase of senior convertible notes	(459,601)	—	(28,469)
Repayment of long-term loan from subsidiaries	—	(204,846)	(9,851)
Proceeds from exercise of stock options	16,841	8,276	23,075
Net cash used in financing activities	(237,914)	(196,570)	36,069
Effect of exchange rate changes on cash and cash equivalents	(1,956)	(1,647)	(1,751)
Net (decrease) increase in cash and cash equivalents	(72,037)	(12,888)	48,985
Cash and cash equivalents at the beginning of the year	112,949	40,912	28,024
Cash and cash equivalents at the end of the year	40,912	28,024	77,009

Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2011
Summary of significant accounting policies
Basis of presentation and consolidation

a)              Basis of presentation and consolidation

The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”). The consolidated financial statements include the financial statements of the Company and its subsidiaries. All inter-company transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation.

Use of estimates

b)              Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the dates of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. The Company bases its estimates on historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Significant accounting estimates reflected in the Company’s consolidated financial statements include allowance for doubtful accounts and advances to suppliers, valuation of inventories, derivative and other financial instruments, useful lives of long-lived assets, assumptions used to measure impairment of long-lived assets, determination of fair value of identifiable assets and liabilities acquired through business combination, accrual for warranty and other liabilities, provision for uncertain tax positions and tax valuation allowances and assumptions used in the computation of share-based compensation, including the associated forfeiture rates.

Fair value of financial instruments

c)              Fair value of financial instruments

The Company estimated the fair value of its financial assets and liabilities in accordance with ASC 820, Fair Value Measurements and Disclosure. ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (also referred to as an exit price). ASC 820 establishes a hierarchy for inputs used in measuring fair value that gives the highest priority to observable inputs and the lowest priority to unobservable inputs. Valuation techniques used to measure fair value shall maximize the use of observable inputs.

When available, the Company measures the fair value of financial instruments based on quoted market prices in active markets, valuation techniques that use observable market-based inputs or unobservable inputs that are corroborated by market data. Pricing information the Company obtains from third parties is internally validated for reasonableness prior to use in the consolidated financial statements. When observable market prices are not readily available, the Company generally estimates the fair value using valuation techniques that rely on alternate market data or inputs that are generally less readily observable from objective sources and are estimated based on pertinent information available at the time of the applicable reporting periods. In certain cases, fair values are not subject to precise quantification or verification and may fluctuate as economic and market factors vary and the Company’s evaluation of those factors changes. Although the Company uses its best judgment in estimating the fair value of these financial instruments, there are inherent limitations in any estimation technique. In these cases, a minor change in an assumption could result in a significant change in its estimate of fair value, thereby increasing or decreasing the amounts of the Company’s consolidated assets, liabilities, shareholders’ equity (deficit) and net income or loss. Note 27, “Fair Value Measurements”, for further details.

Cash, cash equivalents and restricted cash

d)              Cash, cash equivalents and restricted cash

The Group considers all cash on hand and demand deposits as cash and considers all highly liquid investments with an original maturity of three months or less as cash equivalents. Restricted cash represents amounts held by banks, which are not available for the Group’s use, as collateral for issuance of letters of credit.

Investments

e)              Investments

The Group accounts for short-term investments in accordance with ASC 320, Investments-Debt and Equity Securities. The Company classifies the short-term investments in debt and equity securities “trading” or “available-for-sale”, whose classification determines the respective accounting methods stipulated by the accounting standard for financial instruments. Investments that are bought and held principally for the purpose of selling them in the near term are classified as trading securities. Trading securities are reported at fair value with unrealized gains and losses included in investment income. The Group does not have short-term investments as of December 31, 2010 and 2011.

Investments designated as available-for-sale are reported at fair value, with unrealized gains and losses, net of tax, recorded in accumulated other comprehensive income (loss) in shareholders’ equity. Realized gains or losses are charged to income during the period in which the gain or loss is realized. If the Group determines a decline in fair value is other-than-temporary, the cost basis of the individual security is written down to fair value as a new cost basis and the amount of the write-down is accounted for as a realized loss. The new cost basis will not be changed for subsequent recoveries in fair value. Determination of whether declines in value are other-than-temporary requires significant judgment. Subsequent increases and decreases in the fair value of available-for-sale securities will be included in comprehensive income through a credit or charge to shareholders’ equity except for an other-than-temporary impairment, which will be charged to income.

Investments in entities where the Group does not have a controlling financial interest, but have the ability to exercise significant influence over the operating and financial policies of the investee, are accounted for using the equity method of accounting. Investment in a joint venture is accounted for by the equity method of accounting as the Group has the ability to exercise significant influence but does not own a majority equity interest. Under the equity method of accounting, the Group’s share of the investee’s results of operations is included in equity gain/(loss) for the investee in the Group’s Consolidated Statements of Operations. Unrealized gains on transactions between the Company and the joint venture are eliminated to the extent of the Group’s interest in the joint venture, if any; unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred.  When the Group’s share of losses in the joint venture equals or exceeds its interest in the joint venture, the Group does not recognize further losses, unless the Group has incurred obligations or made payments on behalf of the joint venture.

The Group reviews its investment in the joint venture to determine whether a decline in fair value below the carrying value is other- than-temporary. The primary factors the Group considers in its determination are the length of time that the fair value of the investment is below the Group’s carrying value and the financial condition, operating performance and near term prospects of the investee. In addition, the Group considers the reason for the decline in fair value, including general market conditions, industry-specific or investee-specific reasons, changes in valuation subsequent to the balance sheet date and the Group’s intent and ability to hold the investment for a period of time sufficient to allow for a recovery in fair value. If the decline in fair value is deemed to be other than temporary, the carrying value of the security is written down to fair value. There were no impairment losses for its investment in the joint venture in the year ended December 31, 2011. (See Note 4)

Allowance for doubtful accounts

f)                Allowance for doubtful accounts

Provisions are made against accounts receivable for estimated losses resulting from the inability of the Group’s customers to make payments. The Group periodically assesses accounts receivable balances to determine whether an allowance for doubtful accounts should be made based upon historical bad debts, specific customer creditworthiness and current economic trends. Accounts receivable in the balance sheets are stated net of such provision, if any.

Inventories

g)             Inventories

Inventories are stated at the lower of cost or market value. Cost of inventories is determined by the weighted-average method. Cost of work-in-progress and finished goods are comprised of direct materials, direct labor and related manufacturing overhead based on normal operating capacity. Adjustments are recorded to write down the carrying amount of any obsolete and excess inventory to its estimated net realizable value. Certain factors could impact the realizable value of inventory, so the Group continually evaluates the recoverability based on assumptions about customer demand and market conditions. The evaluation may take into consideration historical usage, expected demand, anticipated sales price, new product development schedules, the effect new products might have on the sale of existing products, product obsolescence, customer concentrations, and other factors. The write-down is equal to the difference between the cost of inventory and the estimated market value based upon assumptions about future demand and market conditions.  If actual market conditions are less favorable than those projected by management, additional inventory write-downs may be required that could negatively impact the Group’s gross margin and operating results. If actual market conditions are more favorable, the Group may have higher gross margin when products that have been previously written down are eventually sold.

In addition, the Group analyzes its purchase commitments, which primarily consist of long-term fixed price polysilicon purchase agreements, at each period end.  Provision, if any, is made in the current period if the anticipated inventories cost from future execution of such purchase agreements is in excess of market value. There was no loss provision recorded related to these long-term contracts in the years ended December 31, 2009, 2010 and 2011.

Short-term and long-term advances to suppliers

h)             Short-term and long-term advances to suppliers

The Group provides short-term and long-term advances to secure its raw material needs, which are then offset against future purchases. The Group does not require collateral or other security against its advances to related or third party suppliers. The Group continually assesses the credit quality of its suppliers and the factors that affect the credit risk. If there is deterioration in the creditworthiness of its suppliers, the Group will seek to recover its advances from the suppliers and provide for losses on advances which are akin to receivables in selling, general and administrative expenses because of their inability to return its advances. Recoveries of the allowance for advances to supplier are recognized when they are received. The Group classified short-term and long-term advances to suppliers based on management’s best estimate of the expected purchase in the next twelve-months as of the balance sheet date and the Group’s ability to make requisite purchases under existing supply contracts. The balances expected to be utilized outside of the twelve months are recorded in long-term advances to suppliers.

Prepaid land use rights

i)                Prepaid land use rights

Land use rights are carried at cost less accumulated amortization and impairment losses, if any.  Amortization is provided on a straight-line basis over the lease period of 40 or 50 years.

Property, plant and equipment, net

j)                Property, plant and equipment, net

Property, plant and equipment are stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the following estimated useful lives:

Buildings	20 years
Leasehold improvements	Shorter of the lease term or their estimated useful lives
Machinery and equipment	5-15 years
Furniture and fixtures	5 years
Motor vehicles	5 years

Construction in progress primarily represents the construction of new production lines. Costs incurred in the construction are capitalized and transferred to property, plant and equipment when an asset is ready for its intended use, at which time depreciation commences. Interest expense incurred for qualifying assets are capitalized in accordance with ASC 835-20, Capitalization of Interest.

Expenditures for repairs and maintenance are expensed as incurred. The gain or loss on disposal of property, plant and equipment, if any, is the difference between the net sales proceeds and the carrying amount of the disposed assets, and is recognized in the consolidated statement of operations upon disposal.

Operating leases

k)            Operating leases

Leases where substantially all the rewards and risks of ownership of assets remain with the leasing company are accounted for as operating leases. Payments made under operating leases are charged to the Consolidated Statements of Operations on a straight-line basis over the lease periods.

Business combination

l)                Business combination

Business combinations are accounted for under the acquisition method in accordance with ASC 805, Business Combinations. The consideration transferred is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of the (i) the fair value of consideration transferred , fair value of the non controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. If the fair value of consideration transferred, fair value of the non controlling interests and acquisition date fair value of any previously held equity interest in the acquire is less than the fair value of the net assets of the entity acquired, the difference, a bargain purchase, is recognized as a gain directly in the statements of operations.

The determination and allocation of fair values to the identifiable assets acquired and liabilities assumed is based on various assumptions and valuation methodologies requiring considerable management judgment.  The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. Management determines discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. Terminal values are based on the expected life of assets and forecasted life cycle and forecasted cash flows over that period. Although management believes that the assumptions applied in the determination are reasonable based on information available at the date of acquisition, actual results may differ from the forecasted amounts and the difference could be material.

Intangible asset, net

m)          Intangible asset, net

Intangible assets primarily represent technical know-how, purchased accounting and operational software, and customer relationships acquired through business combinations.

Technical know-how, contributed by one of the Group’s shareholders upon formation of JA Hebei, is carried at cost, less accumulated amortization. The technical know-how consists of one component relating to the commercial production process of photovoltaic solar cells. Amortization is calculated on a straight-line basis over the estimated useful life of eight years.

Intangible assets acquired through business combinations are recognized as assets separate from goodwill if they satisfy either the “contractual-legal” or “separability” criterion. Customer relationship is recorded at fair value at the acquisition date less accumulated amortization. Amortization is calculated on a straight-line basis over the estimated useful life of five years.

Purchased software and others with a finite useful life is being amortized on a straight line basis over its estimated useful life of three to ten years.

Impairment of long-lived assets

n)             Impairment of long-lived assets

The Group evaluates its long-lived assets and finite-lived intangible asset for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Factors considered important that could result in an impairment review include significant underperformance relative to expected historical or projected future operating results, significant changes in the manner of use of acquired assets and significant negative industry or economic trends. Impairments are recognized based on the difference between the fair value of the asset and its carrying value in the event that the carrying amount exceeds the estimated future undiscounted cash flow attributed to such assets. Fair value is generally measured based on either quoted market prices, if available, or discounted cash flow analyses. Additionally, determining fair values requires probability weighting the cash flows to reflect expectations about possible variations in their amounts or timing and the selection of an appropriate discount rate. Although cash flow estimates are based on relevant information available at the time the estimates are made, estimates of future cash flows are, by nature, highly uncertain and may vary significantly from actual results. Any write-downs would be treated as permanent reductions in the carrying amounts of the assets and an operating loss would be recognized (See Note 10).

Income taxes

o)              Income taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax assets bases and operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is provided to reduce the carrying amount of deferred tax assets if it is considered more likely than not that some portion, or all, of the deferred tax assets will not be realized.

Uncertain tax position is accounted for in accordance with ASC 740-10-25, which clarifies the accounting for uncertain tax positions and requires that the Company recognizes in the consolidated financial statements the impact of an uncertain tax position, if that position is more likely than not of being sustained upon examination, based on the technical merits of the position. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Company’s accounting policy is to accrue interest and penalties related to uncertain tax positions, if and when required, as interest expense and a component of general and administrative expenses, respectively, in the Consolidated Statements of Operations. In the years ended December 31, 2009, 2010 and 2011, the Group did not record any interest and penalties associated with uncertain tax positions as there were no uncertain tax positions.

Revenue recognition

p)              Revenue recognition

(i)               Revenue recognition for solar modules, solar cells and other products (hereafter “solar products”)

The Group recognizes revenue from the sale of solar products when the goods are delivered and title and risk of loss transfer is passed to the customers. The Group sells its solar products at agreed upon prices to its customers, which reflect prevailing market prices.

The Group’s considerations for recognizing revenue are based on the following:

·                  Persuasive evidence that an arrangement (sales contract) exists between a willing customer and the Group that outlines the terms of the sale (including customer information, product specification, quantity of goods, purchase price and payment terms). Customers do not have a right of return. The Group does provide a warranty on its solar module products.

·                  For EX Works (“EXW”) terms, which mean that a seller has the goods ready for collection at its premises (works, factory, warehouse, plant),  the contract specifies that the risks are assumed by the customer when the customer picks up the goods from the Company’s warehouse, at which time revenue is recognized. For FOB shipping point terms, the contract specifies that the customer takes title to the goods and is responsible for all risks and rewards of ownership once products are over shipping rail at the named loading port from the Company’s premises, at which time revenue is recognized. For CIF terms, the Company pays the costs of insurance and freight necessary to bring the goods to the named port of destination, but the title to and risk/rewards of ownership of the goods is passed to the buyer according to each of the contract term, which is defined in each contract. The point of delivery could be at the port of shipping, or it could also be when the goods arrive at the named port of destination. When title to the goods transfers at the port of shipping, the beneficiary of the insurance is the buyer and the Company has no obligations to the buyer if goods are damaged during shipping. Revenue is therefore, recognized when the title to and risk/rewards of ownership of the goods is passed to the buyer which is at port of shipping or port of destination, depending on the terms of the contract.

·                  The Group’s price to the customer is fixed and determinable as specifically outlined in the sales contract.

·                  For customers to whom credit terms are extended, the Group assesses a number of factors to determine whether collection from the customers is probable, including past transaction history with these customers and their credit-worthiness. All credit extended to customers is pre-approved by management. If the Group determines that collection is not reasonably assured, it defers the recognition of revenue until collection becomes reasonably assured, which is generally upon receipt of payment.

(ii)                   Revenue recognition for solar products processing

The Group provides solar products processing services to customers with their own wafer/polysilicon supplies. Under certain of these solar products processing service arrangements, the Group purchases raw materials from a customer and agrees to sell a specified quantity of solar products produced from such materials back to the same customer. The Group records revenue from these processing transactions on a net basis, recording revenue based on the amount received for solar products sold less the amount paid for the raw materials purchased from the customer.

(iii)                Revenue recognition for engineering, procurement and construction services

The Group recognizes revenue using the percentage of completion method for systems integration projects for which the Group provides engineering, procurement and construction (“EPC”) services under the EPC contracts. The Group estimates its revenues by using the cost-to-cost method, whereby it derives a ratio by comparing the costs incurred to date to the total costs expected to be incurred on the project. The Group applies the ratio computed in the cost-to-cost analysis to the contract price to determine the estimated revenues earned in each period. The Group uses this method because management considers costs incurred to be the best available measure of progress on these contracts and management believes it has the ability to reasonably estimate and track costs. When the Group determines that total estimated costs will exceed total revenues under a contract, it records a loss accordingly. No contract losses were recorded in the years ended December 31, 2009, 2010 and 2011.

Cost of revenue

q)              Cost of revenue

Cost of revenue — solar products

Cost of revenue for solar products includes production related direct labor, direct material cost , depreciation and amortization, indirect costs, shipping (freight in) and handling costs for products sold, inventory obsolescence and lower of cost or market charge, capacity underutilization charges and warranty cost.

Cost of revenue - solar products processing

Cost of revenue for solar products processing includes direct labor, depreciation and amortization, indirect costs, and shipping and handling costs.

Cost of revenue - engineering, procurement and construction services

Costs of revenue for engineering, procurement and construction services include all direct material, labor, subcontractor cost, and those indirect costs related to contract performance, such as indirect labor, supplies and tools. The Group recognizes job material costs as incurred costs when the job materials have been installed. The Group considers job materials to be installed materials when they are permanently attached or fitted to the solar power systems as required by the engineering design.

Share based compensation

r)              Share based compensation

In accordance with ASC 718, Compensation-Stock Compensation, the Group measures the cost of employee services received in exchange for share-based compensation at the grant date fair value of the award.

The Group recognizes the share-based compensation costs, net of a forfeiture rate, on a straight-line basis over the requisite service period for each separately vesting portion of the award as if the award was, in-substance, multiple awards.

ASC 718 requires forfeitures to be estimated at the time of grant and revised in subsequent periods if actual forfeitures differ from those estimates.  For the stock options granted in the years ended December 31, 2009, 2010 and 2011 the Group used the forfeiture rate of 0%, 7.70% and 9.79%, respectively.

Research and development
s) Research and development Research and development costs are expensed when incurred.

Advertising expenses
t) Advertising expenses Advertising expenses are expensed when incurred. Advertising expenses are not significant during any of the periods covered by these consolidated financial statements.

Warranty cost

u)             Warranty cost

Solar modules produced by the Group are typically sold with a 10-year guarantee for defects in materials and workmanship and a 10-year and 25-year warranty against declines of more than 10.0% and 20.0%, respectively, of the initial minimum power generation capacity at the time of delivery. The Group therefore maintains warranty reserves (recorded as accrued warranty costs) to cover potential liabilities that could arise from these guarantees and warranties. The potential liability is generally in the form of product replacement or repair. The Group accrues 1.0% of its net revenues attributable to module sales as general warranty costs at the time revenues are recognized and include that amount in its cost of revenues. The Group also separately accrues specific warranty costs to cover potential liabilities that could arise from customer claims based on an individual assessment. Due to limited warranty claim history, the Group accrues the estimated costs of warranties based primarily on its own history, industry data and an assessment of its competitors’ accrual history. Through the Group’s relationships with, and its management’s experience working at, other solar power companies and on the basis of publicly available information regarding other solar power companies’ accrued warranty costs, the Group believes that accruing 1.0% of its net revenues attributable to module sales as general warranty costs is within the range of industry practice and is consistent with industry-standard accelerated testing, which assists the Group in estimating the long-term reliability of solar modules, estimates of failure rates from its quality review and other assumptions that it believes to be reasonable under the circumstances. However, although the Group conducts quality testing and inspection of its solar module products, these products have not been and cannot be tested in an environment simulating the up to 25-year warranty periods. Actual warranty costs are accumulated and charged against the accrued warranty liability. To the extent that the actual warranty costs differ from the estimates, the Group will prospectively revise its accrual rate. (See Note 19)

Foreign currencies translation

v)               Foreign currencies translation

The functional and reporting currency of the Company and the majority of its subsidiaries is Renminbi (“RMB”). Transactions denominated in other currencies are translated into RMB at the exchange rates quoted by the People’s Bank of China (the “PBOC”)  prevailing when the transactions occur. Monetary assets and liabilities denominated in other currencies are translated into RMB at rates of exchange in effect at the balance sheet dates. All exchange gains and losses are included in the Consolidated Statements of Operations as a separate line item after income from operations.

For the Company’s subsidiaries whose functional currency is not RMB, the asset and liability accounts are translated into RMB, its reporting currency, using exchange rates in effect at the balance sheet dates, equity accounts are translated at historical exchange rates, and income and expense items are translated using average exchange rates. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of accumulative other comprehensive income, net of tax, in the consolidated statements of changes in shareholders’ equity and comprehensive Income.

Segment reporting

w)            Segment reporting

The Group has adopted ASC 280, Segment Reporting, for its segment reporting. The Group operates and manages its business as a single segment. The Group’s CODM is the Chief Executive Officer.

Commitments and Contingencies

x)              Commitments and Contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, fines and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated.

Earnings/(loss) per share

y)              Earnings/(loss) per share

In accordance with ASC 260, Earnings Per Share, basic earnings per share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the year. Diluted earnings per share is calculated by dividing net income (loss) attributable to ordinary shareholders, as adjusted for the change in income or loss resulting from the assumed conversion of those participating securities, if any, by the weighted average number of ordinary shares and dilutive ordinary share equivalents outstanding during the year. Ordinary share equivalents consist of the ordinary shares issuable upon the conversion of the senior convertible notes (using the if-converted method) and ordinary shares issuable upon the exercise of outstanding share options and RSUs (using the treasury stock method). Potential dilutive securities are not included in the calculation of dilutive earnings per share if the effect is anti-dilutive.

Other Comprehensive income/ (loss)

z)              Other Comprehensive income/(loss)

The Group has adopted ASC 220, Comprehensive Income. ASC 220 defines other comprehensive income/(loss) to include all changes in equity, including adjustments to minimum pension liabilities, accumulated foreign currency translation, unrealized gains or losses on available-for-sale marketable securities, and unrealized hedging gain/(loss) to the extent effective, except those resulting from investments by owners and distributions to owners.

Derivative Financial Instruments-Embedded Foreign Currency Derivatives

aa)        Derivative Financial Instruments-Embedded Foreign Currency Derivatives

Certain of the Group’s purchase and sales contracts are denominated in a currency which is not the functional currency of either of the contracting parties. Accordingly, the contracts contain embedded foreign currency forward contracts, which were required to be bifurcated and accounted for at fair value in accordance with ASC 815, derivatives and hedging.  Embedded foreign currency derivatives are presented as derivative assets or liabilities with the changes in fair value recorded in the consolidated statement of operations.

Accounting for share lending arrangement

ab)        Accounting for share lending arrangement

On January 1, 2010, the Company adopted ASU 2009-15,  Accounting for Own-Share Lending Arrangements in Contemplation of Convertible Debt Issuance or Other Financing,  which requires an entity that enters into an equity-classified share lending agreement, utilizing its own shares, in contemplation of a convertible debt issuance or other financing to initially measure the share lending arrangement at fair value and treat it as a cost of the financing. In addition, if it becomes probable that the counterparty to the arrangement will default, the issuer shall recognize an expense for the fair value of the unreturned shares, net of probable recoveries. (See Note 16).

Discontinued operation

ac)        Discontinued operation

In December 2010, the Company decided to discontinue the PV power plant business (Note 22). Consequently, the results of the Korean business for all periods presented were reclassified to income/(loss) from discontinued operations, net of tax in accordance with ASC 205, Presentation of Financial Statements.

Reclassifications

ae)        Reclassification

In 2011, the Group separately recorded impairment loss on property, plant and equipment in the Consolidated Statement of Operations as the amount was material for the year. The year-over-year comparison of impairment loss on property, plant and equipment has been reclassified for 2009 and 2010 to conform to this presentation.  Such reclassification had no effect on previously reported results of operations or retained earnings.

ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2011
ORGANIZATION AND PRINCIPAL ACTIVITIES
Schedule of percentage ownership in subsidiaries

	Date of Incorporation/Acquisition	Place of Incorporation	Percentage of Ownership
JingAo Solar Co., Ltd. (“JA Hebei”)	May 18, 2005	PRC	100%
JA Development Co., Ltd. (“JA BVI”)	July 6, 2006	BVI	100%
Shanghai JA Solar Technology Co., Ltd. (“JA Fengxian”)	November 16, 2006	PRC	100%
JA Solar USA Inc. (“JA USA”)	April 13, 2007	USA	100%
Shanghai JA Solar PV Technology Co., Ltd. (“JA Zhabei”)	June 22, 2007	PRC	100%
JA Solar Technology Yangzhou Co., Ltd. (“JA Yangzhou”)	November 19, 2007	PRC	100%
JA Solar Hong Kong Limited (“JA Hong Kong”)	December 10, 2007	Hong Kong	100%
Jing Hai Yang Semiconductor Materials (Donghai) Co., Ltd. (“JA Lianyungang”)	October 11, 2008	PRC	100%
JA Solar Yangzhou R&D Co., Ltd. (“JA Yangzhou R&D”)	March 12, 2009	PRC	100%
JA Luxembourg S.a.r.l. (“JA Lux”)	June 26, 2009	Luxembourg	100%
JA Yangzhou PV Technology Co., Ltd. (“JA Yangzhou PV”)	November 23, 2009	PRC	100%
JA Solar GmbH (“JA GmbH”)	February 17, 2010	Germany	100%
JA Solar International Co., Limited (“JA International”)	May 28, 2010	Hong Kong	100%
Shanghai Jinglong Solar Technology Co., Ltd. (“JA Jinglong”)	July 5, 2010	PRC	100%
Donghai JA Solar Technology Co., Ltd. (“JA Wafer R&D”)	November 4, 2010	PRC	100%
JA (Hefei) Renewable Energy Co., Ltd. (“JA Hefei Renewable Energy”)	March 30, 2011	PRC	100%
Hefei JA Solar Technology Co., Ltd. (“JA Hefei Technology”)	July 8, 2011	PRC	100%
JA Solar Investment China Co., Ltd. (“JA Investment”)	October 31, 2011	PRC	100%
Silver Age Holdings Limited (“Siliver Age”)	November 30, 2011	BVI	100%
Full Shine Holdings Limited (“Full Shine”)	November 30, 2011	Hong Kong	100%
Solar Silicon Valley Electronic Science and Technology Co., Ltd. (“Solar Silicon Valley”)	November 30, 2011	PRC	100%

-

Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2011
Summary of significant accounting policies
Schedule of estimated useful lives of assets

Buildings	20 years
Leasehold improvements	Shorter of the lease term or their estimated useful lives
Machinery and equipment	5-15 years
Furniture and fixtures	5 years
Motor vehicles	5 years

Acquisition of Solar Silicon Valley (Tables)	12 Months Ended
Dec. 31, 2011
Acquisition of Solar Silicon Valley
Schedule of acquired assets and liabilities based on their estimated fair values at acquisition date

As of November 30,
2011
RMB

Assets acquired:
Cash and cash equivalents	127,720
Notes receivable	8,022
Accounts receivable	163,193
Short term prepayment	25,522
Inventory	29,253
Interest receivable	14,000
Other receivable	263,153
Property, plant and equipment, net (1)	189,092
Long term prepayment	8,334
Identifiable intangible assets (2)	3,191
Total assets acquired	831,480
Liabilities
Short-term bank borrowings	50,000
Accounts payable	155,201
Other payables	6,692
Advance from customers	1,089
Payroll and welfare payable	71,468
Accrued expenses	656
Total liabilities assumed	285,106
Fair value of net assets acquired (a)	546,374
Fair value of purchase consideration (b)	358,987
Bargain purchase gain (b - a) (3)	187,387

(1) The fair value of Property, plant and equipment was recognized and measured at fair value using depreciated replacement cost method.  Accumulated depreciation was not carried forward. Carry value of property, plant and equipment was adjusted down by RMB 28,697 as a result of fair value measurement.

(2) The fair value of identifiable intangible assets—customer relationship was determined using the income approach. The amortization period of five years was based on the estimated life of the customers. The customer relationship was valued as RMB 3,191 and RMB 53 was amortized in 2011.

(3) Bargain purchase gain, which was recognized as other income, was due to the fixed share consideration and the decline of the Company’s share price between the date of the definitive agreement and the date of deal consummation.

Summary of unaudited pro forma results of operations

	Year ended	Year ended
	December 31, 2010	December 31, 2011
	RMB	RMB
	(Unaudited)	(Unaudited)
Pro forma revenue	12,688,673	11,168,769

Pro forma net income/(loss)	2,364,583	(662,187)

Pro forma profit /(loss)attributable to holders of common shares	2,364,583	(662,187)
Pro forma earnings/(losses) per share:
Basic	12.20	(3.39)
Diluted	11.70	(3.39)
Weighted average number of shares used in computation:
Basic	193,801,944	195,293,209
Diluted	202,017,971	195,293,209

Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2011
Accounts Receivable, net
Schedule of allowance for doubtful accounts

	As of December 31,	As of December 31,	As of December 31,
	2009	2010	2011
	RMB	RMB	RMB
Balance at beginning of the year	24,708	41,121	6,975
Allowance made during the year	16,413	1,645	27,880
Recoveries	—	—	(1,542)
Amount written off against the allowance	—	(35,791)	(722)
Balance at end of the year	41,121	6,975	32,591

Inventories (Tables)	12 Months Ended
Dec. 31, 2011
Inventories
Schedule of inventory

	As of December 31,	As of December 31,
	2010	2011
	RMB	RMB
Raw materials	645,517	216,509
Work-in-progress	143,724	24,948
Finished goods	560,088	489,178
Total	1,349,329	730,635

Advances to suppliers (Tables)	12 Months Ended
Dec. 31, 2011
Advances to suppliers
Schedule of outstanding prepayments to individual suppliers in excess of 10% of total prepayments to suppliers

	As of December 31,	As of December 31,
	2010	2011
	RMB	RMB
Supplier A (third party)*	1,180,445	927,255
Supplier B (third party)	481,177	445,187

* As of December 31, 2011, 49% of the balance of the Group’s advance payments was made to one major supplier, which is one of the leading polysilicon and wafer suppliers in the world. The Group is exposed to the credit and financial risks of this supplier. The Group’s financial condition and results of operations may be materially affected if the supplier fails to meet its obligations of supplying silicon materials according to the contractually agreed schedules. As of December 31, 2011, no provision was provided against prepayment made to this supplier as the balance was considered recoverable and that the delivery from the supplier is in accordance with planned schedules.

Schedule of allowance for advances to supplier

	As of December 31,	As of December 31,	As of December 31,
	2009	2010	2011
	RMB	RMB	RMB
Balance at beginning of the year	18,592	51,960	87,869
Allowance made during the year	37,368	65,366	42,194
Recoveries	(4,000)	(29,457)	(35,909)
Balance at end of the year	51,960	87,869	94,154

Other current assets (Tables)	12 Months Ended
Dec. 31, 2011
Other current assets
Schedule of other current assets

	As of December 31,	As of December 31,
	2010	2011
	RMB	RMB
Input value-added tax recoverable	379,162	440,856
Income tax recoverable	—	43,781
Value-added tax refund from export sales	135,112	238,720
Prepaid input VAT & customs duty for import machinery and materials	106,664	26,803
Prepaid expenses	12,361	15,284
Insurance recovery asset	29,802	—
Prepayment for application of land use right	45,927	29,140
Foreign exchange forward contract instruments	2,493	23,351
Others	29,249	42,201
	740,770	860,136

Property, plant and equipment, net (Tables)	12 Months Ended
Dec. 31, 2011
Property, plant and equipment, net
Schedule of property and equipment

	As of December 31,	As of December 31,
	2010	2011
	RMB	RMB
Buildings	520,359	888,541
Furniture, fixtures and office equipment	45,197	63,972
Motor vehicles	15,305	18,961
Machinery and equipment	2,427,277	3,831,912
Leasehold improvements	50,098	89,763
Total *	3,058,236	4,893,149
Less: accumulated depreciation	(562,836)	(1,036,207)
Subtotal	2,495,400	3,856,942
Construction-in-progress	675,321	1,242,266
Property, plant and equipment, net	3,170,721	5,099,208

* Includes impairments of long-lived assets for respective years as impairments are treated as permanent reductions in the carrying amounts of the assets.

Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2011
Intangible assets, net
Summary of intangible assets

	Gross	Accumulated Amortization	Net
	RMB	RMB	RMB
As of December 31, 2010
Technical know-how	9,000	(6,375)	2,625
Purchased software and others	15,482	(3,775)	11,707
	24,482	(10,150)	14,332

As of December 31, 2011
Technical know-how	9,000	(7,500)	1,500
Customer relationship	3,191	(53)	3,138
Purchased software and others	15,678	(6,566)	9,112
	27,869	(14,119)	13,750

Income taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income taxes
Schedule of tax benefit/(expense)

	For the year ended	For the year ended	For the year ended
	December 31, 2009	December 31, 2010	December 31, 2011
Current tax	(29,671)	(289,522)	(63,410)
Deferred tax	21,672	36,815	5,587
	(7,999)	(252,707)	(57,823)

Schedule of components of deferred tax assets

	As of December 31,	As of December 31,
	2010	2011
	RMB	RMB
Deferred tax assets:
Temporary differences:
Pre-operating expenses	12,200	3,841
Amortization of intangible assets	413	281
Accrued warranty costs	4,655	11,333
Accrued expenses	24,992	13,009
Net loss carried forward	40,700	111,883
Depreciation of property, plant and equipment	45,754	41,896
Inventory write-down and idle capacity charges	18,995	32,821
Allowance for doubtful accounts	1,008	4,427
Allowance for advance to suppliers	13,180	14,123
Impairment loss on property, plant and equipment	10,368	62,304
Others	2,690	9,628
Deferred tax assets	174,955	305,546
Deferred tax liabilities:
Temporary differences:
Capitalized interest	(11,914)	(10,691)
Deferred tax liabilities	(11,914)	(10,691)
Less: valuation allowance	(76,174)	(202,235)
Deferred tax assets-net	86,867	92,620

	As of December 31,	As of December 31,
	2010	2011
	RMB	RMB

Deferred tax assets are analyzed as:
Current	45,890	39,851
Non-Current	50,073	63,460
	95,963	103,311
Deferred tax liability are analyzed as:
Current	(998)	—
Non-Current	(8,098)	(10,691)
	(9,096)	(10,691)
	86,867	92,620

Schedule of movement of the valuation allowance for deferred tax assets

	As of December 31,	As of December 31,	As of December 31,
	2009	2010	2011
	RMB	RMB	RMB
Balance at beginning of the year	13,417	48,990	76,174
Allowance made during the year	35,573	27,184	126,061
Reversals	—	—	—
Balance at end of the year	48,990	76,174	202,235

Schedule of reconciliation between provision for income tax

	For the year ended	For the year ended	For the year ended
	December 31, 2009	December 31, 2010	December 31, 2011
PRC enterprise income tax	(25)%	25%	(25)%
Effect of permanent differences:
Share based compensation and other permanent difference	13.1%	1.2%	3.68%
Tax credit associated with domestic fixed asset purchases	(6.7)%	0%	0%
Effect of tax holiday and tax differential of certain subsidiaries	(22.6)%	(11.5)%	(6.09)%
Effect of tax rate change (1), (2)	13.3%	(0.4)%	15.29%
Valuation allowance	32.1%	(1.8)%	23.54%
	4.2%	12.5%	11.42%

(1)          Effect of tax rate change decreased from 13.3% in 2009 to (0.4%) in 2010, which mainly related to that JA Fengxian and JA Yangzhou were entitled to tax exemption holiday for 2008 and 2009, and 50% income tax reduction from 2010.

(2)          Effect of tax rate change increased from (0.4%) in 2010 to 15.29% in 2011, which mainly due to that JA Yangzhou and Jing Hai Yang Semiconductor Materials are entitled to preferential income tax rate of 15% for 2011, 2012, and 2013.  Such enacted rate applicable for future years is used in deferred tax calculation for those two entities.

Schedule of aggregate amount and per share effect of tax holiday

	For the year ended	For the year ended	For the year ended
	December 31, 2009	December 31, 2010	December 31, 2011
The aggregate dollar effect	86,710	274,886	6,290
Per share effect-basic	0.54	1.69	0.04
Per share effect-diluted	0.54	1.61	0.04

Prepaid land use rights (Tables)	12 Months Ended
Dec. 31, 2011
Prepaid land use rights
Schedule of prepayment for land use rights

	As of December 31,	As of December 31,
	2010	2011
	RMB	RMB
Cost	208,916	266,228
Less: accumulated amortization	(9,248)	(14,785)
Net book value	199,668	251,443

Current portion of prepaid land use rights (recorded in other current assets)	4,178	5,555
Non-current portion of prepaid land use rights	195,490	245,888
Total	199,668	251,443

Bank borrowings (Tables) (Bank borrowings)	12 Months Ended
Dec. 31, 2011
Bank borrowings
Bank borrowings
Schedule of bank borrowings

Lender	Date of Borrowing	Due Date	Principal Amount (in RMB)	Interest rate	Interest Payment Periods
As of December 31, 2010
Long-term:
Export-Import Bank of China	June 2009	June 2012	120,000	3.51%	Quarterly
Bank of China	July 2010	July 2013	100,000	5.13%	Quarterly
Bank of China	October 2010	October 2013	100,000	5.13%	Quarterly
Bank of China	November 2010	May 2012	300,000	5.04%	Quarterly
Bank of China	November 2010	November 2013	100,000	5.32%	Quarterly
Agriculture Bank of China	April 2010	April 2013	80,000	5.264%	Monthly
Agriculture Bank of China	May 2010	November 2012	100,000	5.13%	Monthly
Agriculture Bank of China	October 2010	April 2013	20,000	5.04%	Monthly
Agriculture Bank of China	November 2010	May 2013	40,000	5.04%	Monthly
Agriculture Bank of China	December 2010	June 2013	40,000	5.04%	Monthly
Agriculture Bank of China	December 2010	December 2013	120,000	5.264%	Monthly
China Construction Bank	May 2010	May 2012	160,000	5.238%	Monthly
China Construction Bank	November 2010	November 2012	40,000	5.32%	Monthly
Bank of Communications	October 2010	April 2013	200,000	5.04%	Quarterly

Total bank borrowings			1,520,000
As of December 31, 2011
Short-term:

Industrial and Commercial Bank of China	September 2011	September 2012	120,000	7.300%	Together with principal
Industrial and Commercial Bank of China	November 2011	February 2012	72,460	4.556%	Together with principal
Shanghai Rural Commercial Bank	October 2011	October 2012	49,000	6.560%	Quarterly
Shanghai Pudong Development Bank	December 2011	June 2012	89,998	5.504%	Together with principal
Shanghai Pudong Development Bank	August 2011	August 2012	50,000	7.872%	Monthly
Agriculture Bank of China	November 2011	May 2012	5,671	2.189%	Together with principal
Agriculture Bank of China	November 2011	May 2012	75,611	2.219%	Together with principal
Agriculture Bank of China	November 2011	May 2012	16,759	2.162%	Together with principal
Agriculture Bank of China	November 2011	May 2012	50,407	2.234%	Together with principal
Subtotal			529,906

Long-term due in one year:

China Construction Bank	May 2010	May 2012	150,000	6.208%	Monthly
China Construction Bank	November 2010	November 2012	40,000	6.318%	Monthly
Agriculture Bank of China	May 2010	November 2012	100,000	6.318%	Monthly
Bank of Communications	October 2010	October 2012	200,000	6.626%	Quarterly
Bank of China	November 2010	May 2012	100,000	5.040%	Quarterly
Bank of China	April 2011	October 2012	200,000	6.400%	Quarterly
Bank of China	January 2011	July 2012	20,000	5.558%	Quarterly
Bank of China	May 2011	November 2012	30,000	5.760%	Quarterly
Bank of China	March 2011	September 2012	45,000	6.588%	Quarterly
Subtotal			885,000

Long term:
Bank of China	July 2010	July 2013	100,000	6.318%	Quarterly
Bank of China	October 2010	Septebmer 2013	100,000	6.318%	Quarterly
Bank of China	November 2010	October 2013	100,000	6.318%	Quarterly
Bank of China	June 2011	June 2013	100,000	2.752%	Half a year
Bank of China	December 2011	December 2013	20,000	6.983%	Quarterly
Agriculture Bank of China	April 2010	April 2013	80,000	6.251%	Monthly
Agriculture Bank of China	December 2010	December 2013	120,000	6.251%	Monthly
Agriculture Bank of China	October 2010	April 2013	20,000	5.985%	Monthly
Agriculture Bank of China	December 2010	June 2013	40,000	5.869%	Monthly
Agriculture Bank of China	November 2010	May 2013	10,000	5.927%	Monthly
Agriculture Bank of China	November 2010	May 2013	30,000	5.985%	Monthly
Agriculture Bank of China	July 2011	July 2014	50,000	6.916%	Quarterly
Industrial and Commercial Bank of China	April 2011	October 2013	160,000	7.315%	Monthly
Industrial and Commercial Bank of China	February 2011	November 2014	150,000	7.648%	Monthly
Industrial and Commercial Bank of China	March 2011	March 2014	140,000	6.771%	Monthly
Industrial and Commercial Bank of China	March 2011	September 2013	70,000	6.771%	Monthly
Industrial and Commercial Bank of China	April 2011	September 2013	30,000	6.771%	Monthly
Industrial and Commercial Bank of China	April 2011	March 2013	40,000	6.771%	Monthly
Industrial and Commercial Bank of China	May 2011	March 2014	20,000	6.983%	Monthly
Industrial and Commercial Bank of China	June 2011	March 2014	54,255	6.221%	Monthly
Industrial and Commercial Bank of China	December 2011	June 2014	59,161	6.221%	Monthly
Industrial and Commercial Bank of China	June 2011	January 2015	190,000	6.983%	Together with principal
Industrial and Commercial Bank of China	June 2011	January 2014	750,000	6.983%	Together with principal
Industrial and Commercial Bank of China	June 2011	January 2013	500,000	6.983%	Together with principal
Export-Import Bank of China	September 2011	September 2013	130,000	4.760%	Quarterly
China Construction Bank	June 2011	May 2013	50,000	6.400%	Monthly
Shanghai Pudong Development Bank	June 2011	June 2013	100,000	6.720%	Quarterly
China Everbright Bank	June 2011	June 2014	200,000	6.983%	Quarterly
China Merchants Bank	May 2011	March 2013	29,500	6.720%	Quarterly
China Merchants Bank	April 2011	April 2013	9,500	6.720%	Quarterly
China Merchants Bank	March 2011	March 2013	9,500	6.405%	Quarterly
Subtotal			3,461,916

Total bank borrowings			4,876,822

Schedule of future principal repayments on the long-term borrowings

Year ending December 31,	RMB
2012	885,000
2013	1,808,500
2014	1,463,416
2015	190,000

Total	4,346,916

Other payables to third parties (Tables)	12 Months Ended
Dec. 31, 2011
Other payables to third parties
Schedule of other payables to third parties

	As of December 31,	As of December 31,
	2010	2011
	RMB	RMB
Purchases of property, plant and equipment	151,791	474,185
Miscellaneous tax payables	13,190	18,253
Deposits	4,942	3,008
Labor services payables	6,367	12,438
Others	15,714	19,843
Total other payables	192,004	527,727

Accrued expenses (Tables)	12 Months Ended
Dec. 31, 2011
Accrued expenses
Schedule of accrued expenses

	As of December 31,	As of December 31,
	2010	2011
	RMB	RMB
Professional service fees	18,956	32,537
Interest	2,680	65,168
Utilities	7,337	9,445
Customs clearing charges	19,721	33,812
Others	13,182	11,715
Total accrued expenses	61,876	152,677

Accrued warranty cost (Tables)	12 Months Ended
Dec. 31, 2011
Accrued warranty cost
Summary of movement of Group's accrued warranty costs for solar module

	As of December 31,	As of December 31,	As of December 31,
	2009	2010	2011
	RMB	RMB	RMB
Beginning balance	5,185	5,931	31,277
Warranty provision	746	25,346	47,474
Ending balance	5,931	31,277	78,751

Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2011
Share-based compensation
Schedule of fair value assumptions for options granted to employees

	For the year ended	For the year ended	For the year ended
	December 31, 2009	December 31, 2010	December 31, 2011
Average risk-free rate	1.59%-3.03%	2.74%	—
Weighted average expected option life	6.33 years	6 years	—
Volatility rate	75%	70%	—
Dividend	—	—	—

(1)	The risk-free interest rate is based on the U.S. Treasury yield for a term consistent with the expected life of the awards in effect at the time of grant.

(2)

The average expected option life is based on the contractual term of the option and expected employee exercise and post-vesting employment termination behavior. Currently, it is based on the simplified approach.

(3)	The Company has no history or expectation of paying dividends on its ordinary shares.

(4)	The Company chose to use the historical volatility and implied volatility of a basket of comparable publicly-traded companies for a period equal to the expected term preceding the grant date.

Schedule of information with respect to share options outstanding

	Shares	Weighted Average Exercise Price (US$)	Weighted Average Remaining Contractual Life (Year)	Intrinsic Value (US$, in thousands)
Outstanding at December 31, 2009	3,127,000	5.96	7.19	—
Granted	1,650,000	4.88	—	—
Forfeited	(560,000)	3.99	—	—
Exercised	(381,350)	3.20	—	—
Outstanding at December 31, 2010	3,835,650	6.05	8.28	3,337
Granted	—	—	—	—
Forfeited	(371,750)	4.41	—	—
Exercised	(773,250)	4.55	—	—
Outstanding at December 31, 2011	2,690,650	6.71	7.17	0
Exercisable at December 31, 2011	1,111,450	8.97	6.26	0

Schedule of information with respect to RSUs outstanding

	Shares	Weighted Average Fair Value (US$)
Nonvested at December 31, 2009	2,242,000	5.00
Granted	1,100,000	5.19
Vested	(576,500)	4.66
Forfeited	(337,500)	4.66
Nonvested at December 31, 2010	2,428,000	4.90
Granted	880,000	5.87
Vested	(587,500)	4.80
Forfeited	(227,500)	6.00
Nonvested at December 31, 2011	2,493,000	5.17

Foreign currency forward contracts (Tables)	12 Months Ended
Dec. 31, 2011
Foreign currency forward contracts
Schedule of outstanding notional balances and the estimated fair value of the Group's foreign-currency forward exchange contracts and embedded derivatives

	As of December 31,	As of December 31,	As of December 31,	As of December 31,
	2010	2010	2011	2011
	RMB	RMB	RMB	RMB
	Notional Amount	Estimate fair value	Notional Amount	Estimate fair value
Foreign exchange forward contracts under cash flow hedge, recorded in other current assets)	557,407	2,493	158,898	11,755
Foreign exchange forward contracts not designated as hedging instruments, recorded in other current assets	—	—	293,270	11,596
Embedded foreign currency derivatives recorded in derivative assets	238,417	5,464	—	—
Capped call options recorded in derivative assets	—	9,127	—	—
Embedded derivatives underlying convertible notes recorded in embedded derivatives	—	(66,174)	—	(32)

Discontinued operations (Tables)	12 Months Ended
Dec. 31, 2011
Discontinued operations
Schedule of operating results from discontinued operations

	For the year ended	For the year ended	For the year ended
	December 31, 2009	December 31, 2010	December 31, 2011
Income from operations of a discontinued component, net of tax	3,415	2,137	—
(Loss)/income from disposal of a discontinued component	—	(21,967)	—
(Loss)/income from discontinued operations, net of tax	3,415	(19,830)	—

Gain from sales of discontinued operations, net of tax	—	—	7,753

Schedule of assets and liabilities from discontinued operations

	As of December 31,2010	As of December 31, 2011
	RMB	RMB
Assets of discontinued operations
Other current assets	841	—
Property, plant and equipment, net	74,637	—
Total assets of discontinued operations	75,478	—
Liabilities of discontinued operations
Tax payables	339	—
Payroll and welfare payable	19	—
Other payables to third parties	229	—
Accrued expenses	28	—
Total liabilities of discontinued operations	615	—

Mainland China contribution plan and profit appropriation (Tables)	12 Months Ended
Dec. 31, 2011
Mainland China contribution plan and profit appropriation
Schedule of paid-in capital amounts unavailable for distribution as normal dividends

Legal Entity	Paid-in Capital restricted
JingAo Solar Co., Ltd.	RMB	1,000,000
Shanghai JA Solar Technology Co., Ltd.	US$	20,000
Shanghai JA Solar PV Technology Co., Ltd.	US$	20,000
JA Solar Technology Yangzhou Co., Ltd.	US$	230,000
Jing Hai Yang Semiconductor Materials (Donghai) Co., Ltd.	US$	88,000
JA Solar Yangzhou R&D Co., Ltd.	RMB	50,000
JA Yangzhou PV Technology Co., Ltd.	US$	10,000
Shanghai Jinglong Solar Technology Co., Ltd.	RMB	180,000
Donghai JA Solar Technology Co., Ltd.	RMB	50,000
JA (Hefei) Renewable Energy Co., Ltd.	US$	15,000
Hefei JA Solar Technology Co., Ltd.	RMB	1,440,000
Solar Silicon Valley Electronic Science and Technology Co., Ltd.	US$	36,986

Earnings (loss) per share (Tables)	12 Months Ended
Dec. 31, 2011
Earnings (loss) per share
Schedule of basic and diluted net (loss)/earnings per share

	Year ended December 31, 2009	Year ended December 31, 2010	Year ended December 31, 2011

Numerator:

Numerator for basic (loss)/earnings per share from continuing operations	(196,914)	1,775,181	(572,098)
Dilutive effect of:
Change in fair value of embedded derivatives underlying convertible notes	—	(70,458)	—
Foreign exchange gain on convertible notes	—	(33,021)	—
Accretion of non-cash interest charge on convertible notes	—	95,547	—
Amortization of deferred issuance cost in relation to convertible notes	—	28,368	—
Interest expense of convertible notes	—	67,876	—
Capitalized interest	—	(28,626)	—
Numerator for diluted (loss)/earnings per share from continuing operations	(196,914)	1,834,867	(572,098)

Numerator for basic (loss)/earnings per share from discontinued operations	3,415	(19,830)	7,753
Numerator for diluted (loss)/earnings per share from discontinued operations	3,415	(19,830)	7,753

Denominator:
Denominator for basic earnings per share - weighted average ordinary shares outstanding*	161,643,312	162,900,657	167,101,076
Dilutive effect of share options and RSUs**	—	728,804	—
Dilutive effect of convertible notes**	—	7,487,223	—
Denominator for diluted earnings per share	161,643,312	171,116,684	167,101,076

Basic (loss)/earnings per share from continuing operations	(1.22)	10.90	(3.42)
Diluted (loss)/earnings per share from continuing operations	(1.22)	10.72	(3.42)

Basic (loss)/earnings per share from discontinued operations	0.02	(0.12)	0.04
Diluted (loss)/earnings per share from discontinued operations	0.02	(0.12)	0.04

* 6,562,760 shares loaned pursuant to the ADS Lending Agreement that were to be returned to us have been included in the per share calculation on a weighted average basis due to the uncertainty regarding the recovery of the borrowed shares (see Note 16).

** These potentially dilutive securities totaling 9,400,229 and 7,875,966 in 2009 and 2011, respectively, were not included in the calculation of dilutive earnings per share in 2009 and 2011 because of their anti-dilutive effect.

Related party transactions (Tables)	12 Months Ended
Dec. 31, 2011
Related party transactions
Schedule of balances due to related parties

	As of December 31,	As of December 31,
	2010	2011
	RMB	RMB
Payables to Hebei Jinglong Industry and Commerce Group Co., Ltd. (“Hebei Jinglong”) -short term	75,263	73,097
Payables to Jing Wei Electronics Co., Ltd.-short term	14,160	47,754
Others-short term	32,658	41,738
Total amounts due to related parties-short term	122,081	162,589

Schedule of balances due from related parties

	As of December 31,	As of December 31,
	2010	2011
	RMB	RMB
Advances to Hebei Jinglong-short term	54,300	10,740
Advances to Hebei Jinglong-long term	46,498	38,333
Advances to Solar Silicon Valley-short term	41,755	—
Advances to Jing Wei Electronics Co., Ltd.	15,428	—
Receivables from Heibei Ningjin Songgong Semiconductor Co., Ltd.-short term	—	19,077
Others-short term	1,828	21,654
Total amounts due from related parties	159,809	89,804

Contingencies and Commitments (Tables)	12 Months Ended
Dec. 31, 2011
Contingencies and Commitments
Schedule of future obligations

Twelve Months Ending December 31	“Take or pay” supply agreements	Other Multi-year supply agreements *	Total
	(in RMB)	(in RMB)	(in RMB)
2012	1,691,104	2,242,235	3,933,339
2013	1,091,631	1,274,987	2,366,618
2014	1,321,299	329,480	1,650,779
2015	1,644,535	328,629	1,973,164
2016	1,608,620	419,416	2,028,036
Thereafter	4,697,320	—	4,697,320
Total	12,054,509	4,594,747	16,649,256

* includes only purchase commitments with fixed or minimum price provisions.

Schedule of future minimum obligations for operating leases

(in RMB)
2012	21,973
2013	14,577
2014	13,621
2015	13,326
2016	7,365
Thereafter	576
Total	71,438

Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2011
Fair value measurements
Schedule of information about inputs into the fair value measurements of the Group's assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition

	Fair Value Measurements at Reporting Date Using
Description	Balance as of 31 December 2010	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Capped call options	9,127	—	9,127	—
Embedded foreign currency derivatives	5,464	—	5,464	—
Foreign exchange forward contract instruments	2,493	—	2,493	—

Liabilities:
Embedded derivatives underlying convertible notes	(66,174)	—	—	(66,174)

	Fair Value Measurements at Reporting Date Using
Description	Balance as of 31 December 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Capped call options	—	—	—	—

Foreign exchange forward contract instruments	23,351	—	23,351	—

Liabilities:
Embedded derivatives underlying convertible notes	(32)	—	—	(32)

Summary of changes in fair value of assets and liabilities using significant unobservable inputs (Level 3 valuation)

Balance at December 31, 2009	(136,632)
Unrealized gains included in Change in fair value of derivatives	70,458

Balance at December 31, 2010	(66,174)

Balance at December 31, 2010	(66,174)
Unrealized gains included in Change in fair value of derivatives	66,142
Balance at December 31, 2011	(32)

Schedule of information about inputs into the fair value measurements of the Group's assets that are measured at fair value on a non-recurring basis in periods subsequent to their initial recognition

As of December 31, 2010

	Fair Value Measurements at Reporting Date Using
Description	Balance as of 31 December 2010	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total (losses)
Assets:
Long-lived assets	0	—	—	0	(47,286)

As of December 31, 2011

	Fair Value Measurements at Reporting Date Using
Description	Balance as of 31 December 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total (losses)
Assets:
Long-lived assets	736,486	—	—	736,486	(303,068)

Schedule of changes in fair value of derivatives

	For the year ended	For the year ended	For the year ended
	December 31, 2009	December 31, 2010	December 31, 2011
Embedded derivatives underlying convertible notes (see Note 16)	(55,106)	70,458	66,142
Capped call options (see Note 16)	(453)	5,094	(9,127)
Embedded foreign currency derivatives	6,488	(1,024)	(5,464)
Foreign exchange forward contracts not designated as hedging instruments	—	—	33,323
	(49,071)	74,528	84,874

Segment information (Tables)	12 Months Ended
Dec. 31, 2011
Segment information
Schedule of Group's net revenue generated from different geographic locations

	Year Ended December 31,
	2009	2010	2011
	RMB	RMB	RMB
China	2,789,798	6,010,415	5,546,700
Outside China:
Germany	396,922	2,126,975	2,110,751
Rest of the world	591,833	3,623,390	3,075,403
Total outside China	988,755	5,750,365	5,186,154
Total net revenue	3,778,553	11,760,780	10,732,854

Schedule of Group's long-lived fixed assets by geographic locations

	As of December 31,
	2009	2010	2011
	RMB	RMB	RMB
China	1,626,247	3,170,721	5,099,208
Korea*	98,195	—	—
Total long-lived fixed assets	1,724,442	3,170,721	5,099,208

*                 Korea assets consist of 3MW solar power plant, the amount of which is included in assets of discontinued operations in 2010 (Note 22).

Certain risks and uncertainties (Tables)	12 Months Ended
Dec. 31, 2011
Certain risks and uncertainties
Schedule of percentage of revenue from major customers

Major customers	Year ended December 31, 2009	Year ended December 31, 2010	Year ended December 31, 2011
Customer A (third party)	11.4%	2.4%	7.3%

Additional information - condensed financial statements of the Company (Tables)	12 Months Ended
Dec. 31, 2011
Additional information - condensed financial statements of the Company
Condensed Statement of Operations

	For the year ended	For the year ended	For the year ended
	December 31, 2009	December 31, 2010	December 31, 2011
	RMB	RMB	RMB
Revenues	—	—	—
Total operating expenses	(19,829)	(21,883)	(32,063)
Loss from operations	(19,829)	(21,883)	(32,063)
Interest expense	(216,691)	(191,791)	(206,853)
Change in fair value of derivatives	(55,559)	75,552	57,015
Share of income from subsidiaries	118,797	1,724,291	(465,989)
Convertible bond buyback (loss)/gain	(24,156)	—	4,312
Other income	3,939	169,182	79,233
(Loss)/income before income taxes	(193,499)	1,755,351	(564,345)
Income tax expense	—	—	—
Net (loss)/income attributable to ordinary shareholders	(193,499)	1,755,351	(564,345)

Condensed Statement of Financial Position

	December 31,	December 31,
	2010	2011
	RMB	RMB
ASSETS
Current assets:
Cash and cash equivalents	28,024	77,009
Other receivable from subsidiaries	265,833	252,943
Other current assets	31,480	2,055
Total current assets	325,337	332,007
Investments in subsidiaries	4,469,983	4,599,487
Derivative asset-capped call options	9,127	—
Deferred issuance cost	110,868	67,531
Amount due from subsidiaries	3,133,174	2,892,214
Total assets	8,048,489	7,891,239
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Other payables to subsidiaries and employees	—	6,572
Accrued and other liabilities	63,484	48,317
Interest payable	8,500	7,869
Total current liabilities	71,984	62,758
Long-term debt payable	—	41,295
Convertible notes	1,230,175	1,238,485
Embedded derivatives	66,174	32
Total liabilities	1,368,333	1,342,570

Commitments and Contingencies

Shareholders’ equity :
Ordinary shares (US$0.0001 par value; 493,480,000 shares authorized, 169,976,270 and 202,238,307 shares issued and outstanding as of December 31, 2010 and December 31, 2011)	134	154
Additional paid-in capital	4,680,133	5,102,362
Retained earnings	2,001,979	1,437,634
Accumulated other comprehensive (loss)/gain	(2,090)	8,519
Total shareholders’ equity	6,680,156	6,548,669
Total liabilities and shareholders’ equity	8,048,489	7,891,239

Condensed Statement of Cash Flows

	For the year ended December 31, 2009	For the year ended December 31, 2010	For the year ended December 31, 2011
	RMB	RMB	RMB
Cash flows from operating activities:
Net (loss)/income	(193,499)	1,755,351	(564,345)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Share based compensation expense	(1,094)	(602)	1,676
Share of (income)/loss from subsidiaries	(118,797)	(1,724,291)	465,989
Amortization of deferred issuance cost and increase in accretion of convertible notes	122,648	123,915	140,894
Change in the fair value of derivatives	55,559	(75,552)	(57,015)
Exchange loss	7,162	66,309	96,122
Loss from senior convertible notes buyback	24,156	—	(4,312)
Investment income from available-for-sale securities	—	(231,163)	—
Acquisition gain	—	—	(187,387)
Changes in operating assets and liabilities:
Acquisition of trading securities	353,588	—	—
(Increase)/decrease in receivables from subsidiaries	(122)	8,231	12,890
(Increase)/decrease in other current assets	(4,315)	(25,708)	29,425
Increase /(Decrease) in other payables to subsidiaries and employees	1,401	(1,401)	6,572
Increase/(decrease) in accrued and other liabilities	28	42,634	(15,167)
Decrease in interest payable	(3,328)	(1,629)	(631)
Net cash provided by/(used in) operating activities	243,387	(63,906)	(75,289)
Cash flows from investing activities:
Loans granted to subsidiaries	(249,269)	(31,697)	(3,160)
Loans repayment by subsidiaries	173,715	49,769	93,116
Proceeds from sale of available-for-sale securities	—	231,163	—
Net cash (used in)/provided by investing activities	(75,554)	249,235	89,956
Cash flows from financing activities:
Proceeds from long-term loan from subsidiaries	204,846	—	51,314
Repurchase of senior convertible notes	(459,601)	—	(28,469)
Repayment of long-term loan from subsidiaries	—	(204,846)	(9,851)
Proceeds from exercise of stock options	16,841	8,276	23,075
Net cash used in financing activities	(237,914)	(196,570)	36,069
Effect of exchange rate changes on cash and cash equivalents	(1,956)	(1,647)	(1,751)
Net (decrease) increase in cash and cash equivalents	(72,037)	(12,888)	48,985
Cash and cash equivalents at the beginning of the year	112,949	40,912	28,024
Cash and cash equivalents at the end of the year	40,912	28,024	77,009

ORGANIZATION AND PRINCIPAL ACTIVITIES (Details) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011 JA Hebei	Dec. 31, 2011 JA BVI	Dec. 31, 2011 JA Fengxian	Dec. 31, 2011 JA USA	Dec. 31, 2011 JA Zhabei	Dec. 31, 2011 JA Yangzhou	Dec. 31, 2011 JA Hong Kong	Dec. 31, 2011 JA Lianyungang	Dec. 31, 2011 JA Yangzhou R&D	Dec. 31, 2011 JA Lux	Dec. 31, 2011 JA Yangzhou PV	Dec. 31, 2011 JA GmbH	Dec. 31, 2011 JA International	Dec. 31, 2011 JA Jinglong	Dec. 31, 2011 JA Wafer R&D	Dec. 31, 2011 JA Hefei Renewable Energy	Dec. 31, 2011 JA Hefei Technology	Dec. 31, 2011 JA Investment	Nov. 30, 2011 Silver Age USD ($)	Nov. 30, 2011 Silver Age CNY	Dec. 31, 2011 Silver Age	Dec. 31, 2011 Full Shine	Dec. 31, 2011 Solar Silicon Valley	Nov. 30, 2011 Solar Silicon Valley CNY	Nov. 30, 2011 Silver Age	Jul. 02, 2011 Silver Age	Nov. 30, 2011 Silver Age Full Shine and Solar Silicon Valley
Organizational and principal activities
Percentage of equity interest acquired																								100.00%	100.00%		100.00%
Percentage of Ownership	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%			100.00%	100.00%	100.00%	100.00%		100.00%	100.00%
Purchase price																			$ 56,549	358,987				358,987
Number of shares issuable on acquisition																			30,901,287	30,901,287

Summary of significant accounting policies (Details)	12 Months Ended
Dec. 31, 2011 M
Cash, cash equivalents and restricted cash
Maximum original maturity period of all highly liquid investments to be considered as cash equivalents (in months)	3
Short-term and long-term advances to suppliers
Period of expected purchases used to determine classification of advances to suppliers (in months)	12
Buildings
Property and equipment, net
Estimated useful lives (in years)	20 years
Machinery and equipment
Property and equipment, net
Estimated useful life, low end of range (in years)	5
Estimated useful life, high end of range (in years)	15
Furniture and fixtures
Property and equipment, net
Estimated useful lives (in years)	5 years
Motor vehicles
Property and equipment, net
Estimated useful lives (in years)	5 years

Summary of significant accounting policies (Details 2)	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009
Prepaid land use rights
Land use rights, lease term (in years)	50
Income taxes
Percentage of likelihood of realization of recognized tax benefit	50.00%
Share based compensation
Forfeiture rate of stock options granted (as a percent)	9.79%	7.70%	0.00%
Minimum
Prepaid land use rights
Land use rights, lease term (in years)	40
Maximum
Prepaid land use rights
Land use rights, lease term (in years)	50
Technical know-how
Intangible assets, net
Number of shareholders contributing technical know-how related to the commercial production process of photovoltaic solar cells	1
Number of components of technical know-how related to the commercial production process of photovoltaic solar cells	1
Useful life (in years)	8
Customer relationship
Intangible assets, net
Useful life (in years)	5
Purchased software and others
Intangible assets, net
Useful life minimum (in years)	3
Useful life maximum (in years)	10

Summary of significant accounting policies (Details 3)	12 Months Ended
Dec. 31, 2011 Y
Warranty cost
Guarantee for defects in materials and workmanship (in years)	10
Warranty period of solar modules against decline of more than 10% of initial power generation capacity (in years)	10
Warranty period of solar modules against decline of more than 20% of initial power generation capacity (in years)	25
Minimum percentage of decline in initial minimum power generation capacity for 10 years	10.00%
Minimum percentage of decline in initial minimum power generation capacity for 25 years	20.00%
Warranty accrual rate as a percent of solar module revenue	1.00%

Acquisition of Solar Silicon Valley (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended	1 Months Ended			1 Months Ended			12 Months Ended			1 Months Ended
	Dec. 31, 2011 CNY	Nov. 30, 2011 Silver Age Holdings Limited USD ($)	Nov. 30, 2011 Silver Age Holdings Limited CNY	Dec. 31, 2011 Silver Age Holdings Limited	Jul. 31, 2011 Silver Age Holdings Limited Huang Chin Tien	Jul. 31, 2011 Silver Age Holdings Limited JinglongGroup	Nov. 30, 2011 Solar Silicon Valley CNY	Dec. 31, 2011 Solar Silicon Valley CNY	Nov. 30, 2011 Solar Silicon Valley USD ($)	Jul. 02, 2011 Solar Silicon Valley Silver Age Holdings Limited	Jul. 31, 2011 Solar Silicon Valley Silver Age Holdings Limited Purchase Agreement [Member] D	Jul. 02, 2011 Solar Silicon Valley Silver Age Holdings Limited Purchase Agreement [Member] USD ($)
Acquisition of Solar Silicon Valley
Percentage of shares acquired												100.00%
Percentage of Ownership				100.00%						100.00%
Ownership percentage held by selling shareholders prior to acquisition					30.00%	70.00%
Purchase price allocation		$ 56,549	358,987				358,987					$ 180,000
Number of shares issuable on acquisition		30,901,287	30,901,287								30,901,287
Purchaser Share Price							11.62		$ 1.83			$ 5.825
Period over which weighted closing price is determined (in days)											45
Premium added to the last closing price of the ADSs (as a percent)											5.00%
Number of shares represented by each ADR	1
Total acquisition costs								14,798
Excess of the fair value of net assets over the total purchase consideration recorded as other income	187,387						187,387	187,387

Acquisition of Solar Silicon Valley (Details 2) (CNY) In Thousands, unless otherwise specified	12 Months Ended			1 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Solar Silicon Valley	Nov. 30, 2011 Solar Silicon Valley Y	Dec. 31, 2011 Solar Silicon Valley
Assets acquired:
Cash and cash equivalents					127,720
Notes receivable					8,022
Accounts receivable					163,193
Short term prepayment					25,522
Inventory					29,253
Interest receivable					14,000
Other receivable					263,153
Property, plant and equipment, net					189,092
Long term prepayment					8,334
Identifiable intangible assets					3,191
Total assets acquired					831,480
Liabilities
Short-term bank borrowings					50,000
Accounts payable					155,201
Other payables					6,692
Advance from customers					1,089
Payroll and welfare payable					71,468
Accrued expenses					656
Total liabilities assumed					285,106
Fair value of net assets acquired					546,374
Fair value of purchase consideration					358,987
Bargain purchase gain	187,387				187,387	187,387
Adjustment to carrying value of property, plant and equipment as a result of fair value measurement					28,697
Amortization period (in years)					5
Amortization of acquired intangible assets						53
Net revenues	10,732,854	11,760,780	3,778,553	22,167
Net income	(564,345)	1,755,351	(193,499)	6,720

Acquisition of Solar Silicon Valley (Details 3) (CNY) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Acquisition of Solar Silicon Valley
Pro forma revenue	11,168,769	12,688,673
Pro forma net income/(loss)	(662,187)	2,364,583
Pro forma profit/(loss) attributable to holders of common shares	(662,187)	2,364,583
Pro forma earnings/(losses) per share:
Basic	(3.39)	12.2
Diluted	(3.39)	11.7
Weighted average number of shares used in computation:
Basic	195,293,209	193,801,944
Diluted	195,293,209	202,017,971
Amount included in unaudited pro forma net income for the amortization of identifiable intangible assets	638	638
Amount included in unaudited pro forma net income for the reduction of depreciation expenses of property, plant and equipment	4,108	4,108

Investments (Details) In Thousands, unless otherwise specified	12 Months Ended		1 Months Ended		3 Months Ended	12 Months Ended
	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2010 LCNMNER Index-Linked Note USD ($)	Dec. 31, 2010 LCNMNER Index-Linked Note CNY	Sep. 30, 2008 LCNMNER Index-Linked Note USD ($) M	Dec. 31, 2008 LCNMNER Index-Linked Note CNY	Dec. 31, 2008 LCNMNER Index-Linked Note Lehman Brothers Holding Inc.
Available-for-sale securities
Notes purchased					$ 100,000
Maturity period (in months)					3
Principal protection guaranteed by issuer (as a percent)							100.00%
Full impairment amount						686,320
Cash consideration received	231,163	66,000	$ 34,625	231,163

Investments (Details 2) (CNY) In Thousands, unless otherwise specified	12 Months Ended		1 Months Ended
	Dec. 31, 2011	Dec. 31, 2011 JA MEMC	Mar. 31, 2011 JA MEMC JA Yangzhou
Investment in a joint venture
Capital contribution to joint venture	96,211		96,211
Ownership in joint venture (as a percent)			50.00%
Loss for equity investment in a joint venture	1,800	1,800

Notes Receivable (Details)	12 Months Ended
Dec. 31, 2011 M
Notes Receivable
Maximum maturity period of notes receivable (in months)	6

Accounts Receivable, Net (Details) (Allowance for doubtful accounts, CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Allowance for doubtful accounts
Movement of allowances
Balance at beginning of the year	6,975	41,121	24,708
Allowance made during the year	27,880	1,645	16,413
Recoveries	(1,542)
Amount written off against the allowance	(722)	(35,791)
Balance at end of the year	32,591	6,975	41,121

Accounts Receivable, Net (Details 2)	12 Months Ended
Dec. 31, 2011 D
Solar cells
Creditworthiness of customers
Maximum term of credit for customers with good credit-worthiness (in days)	60
Solar modules
Creditworthiness of customers
Maximum term of credit for customers with good credit-worthiness (in days)	180

Inventories (Details) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Inventories
Raw materials	216,509	645,517
Work-in-progress	24,948	143,724
Finished goods	489,178	560,088
Total	730,635	1,349,329
Written down of inventories	223,314	133,158

Advances to suppliers (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 M	Dec. 31, 2010	Dec. 31, 2009
Advances to suppliers
Minimum period of advances to suppliers to classify them as non-current assets (in months)	12
Outstanding prepayments to individual suppliers
Disclosure threshold (as a percent)	10.00%	10.00%	10.00%
Hebei Ningjing Songgong | Mr. Baofang Jin
Outstanding prepayments to individual suppliers
Ownership percentage held	32.70%
Hebei Ningjing Songgong | M.SETEK
Outstanding prepayments to individual suppliers
Ownership percentage held	65.00%
Hebei Ningjing Songgong | Percentage owned by third party individuals
Outstanding prepayments to individual suppliers
Percentage owned by few third party individuals	2.30%
Advances to suppliers | Supplier concentration risk
Outstanding prepayments to individual suppliers
Disclosure threshold (as a percent)	10.00%	10.00%
Advances to suppliers | Supplier concentration risk | Supplier A (third party)
Outstanding prepayments to individual suppliers
Outstanding prepayments	927,255	1,180,445
Percentage of advance payments made	49.00%
Advances to suppliers | Supplier concentration risk | Supplier B (third party)
Outstanding prepayments to individual suppliers
Outstanding prepayments	445,187	481,177

Advances to suppliers (Details 2) (Allowance for advances to supplier, CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Allowance for advances to supplier
Movement of allowances
Balance at beginning of the year	87,869	51,960	18,592
Allowance made during the year	42,194	65,366	37,368
Recoveries	(35,909)	(29,457)	(4,000)
Balance at end of the year	94,154	87,869	51,960

Other current assets (Details) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Other current assets
Input value-added tax recoverable	440,856	379,162
Income tax recoverable	43,781
Value-added tax refund from export sales	238,720	135,112
Prepaid input VAT & customs duty for import machinery and materials	26,803	106,664
Prepaid expenses	15,284	12,361
Insurance recovery asset		29,802
Prepayment for application of land use right	29,140	45,927
Foreign exchange forward contract instruments	23,351	2,493
Others	42,201	29,249
Other current assets	860,136	740,770

Property, plant and equipment, net (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property and equipment, net
Total	4,893,149	3,058,236
Less: accumulated depreciation	(1,036,207)	(562,836)
Subtotal	3,856,942	2,495,400
Construction-in-progress	1,242,266	675,321
Property and equipment, net	5,099,208	3,170,721	1,724,442
Impairment loss	303,068	47,286	18,010
Depreciation expense	475,278	285,435	160,270
Buildings
Property and equipment, net
Total	888,541	520,359
Net book value of building pledged as collateral	109,815
Long term bank loan secured by pledge of building	130,000
Furniture, fixtures and office equipment
Property and equipment, net
Total	63,972	45,197
Motor vehicles
Property and equipment, net
Total	18,961	15,305
Machinery and equipment
Property and equipment, net
Total	3,831,912	2,427,277
Impairment loss	303,068	47,286	18,010
Leasehold improvements
Property and equipment, net
Total	89,763	50,098
Capitalized interest
Property and equipment, net
Interest capitalized	50,912	28,626	15,464

Property, plant and equipment, net (Details 2) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2011	Nov. 30, 2011
Solar Silicon Valley
Property and equipment, net
Percentage of shares acquired		100.00%
Percentage of Ownership	100.00%	100.00%
Fair value of property, plant and equipment	189,092
Silver Age
Property and equipment, net
Percentage of shares acquired	100.00%
Cash consideration	358,987
Silver Age | Solar Silicon Valley
Property and equipment, net
Percentage of Ownership	100.00%

Intangible assets, net (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Intangible assets, net
Gross	27,869	24,482
Accumulated Amortization	(14,119)	(10,150)
Net	13,750	14,332
Amortization expense	3,969	3,645	2,125
Future amortization expense
2012	2,376
2013	2,376
2014	2,376
2015	2,376
2016	2,376
Technical know-how
Intangible assets, net
Gross	9,000	9,000
Accumulated Amortization	(7,500)	(6,375)
Net	1,500	2,625
Purchased software and others
Intangible assets, net
Gross	15,678	15,482
Accumulated Amortization	(6,566)	(3,775)
Net	9,112	11,707
Customer relationship
Intangible assets, net
Gross	3,191
Accumulated Amortization	(53)
Net	3,138

Income taxes (Details)	12 Months Ended
	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 Hong Kong SAR	Dec. 31, 2011 United States	Dec. 31, 2011 United States California	Dec. 31, 2011 Luxemburg	Dec. 31, 2011 Germany	Dec. 31, 2007 Foreign-owned operating subsidiaries CNY	Dec. 31, 2010 JA Hebei USD ($)	Dec. 31, 2009 JA Hebei	Dec. 31, 2008 JA Hebei Y	Aug. 31, 2011 JA Yangzhou	Nov. 30, 2011 JA Lianyungang
Income taxes
Foreign state income tax rate (as a percent)									30.00%
Foreign local income tax rate (as a percent)									3.00%
Tax exemption period following first profit-making year (in years)									2
Reduction of FEIT for 3 years following exemption period (as a percent)									50.00%	50.00%	50.00%	50.00%
Reduction of FEIT by 50% following exemption period (in years)									3
Tax reduction, required operational period more than (in years)									10
Foreign state uniform tax rate (as a percent)	25.00%	25.00%	25.00%
Preferential income tax rate as an ANTE	15.00%	15.00%	15.00%										15.00%	15.00%
Tax exemption period on income generated by assets newly acquired (in years)												2
Percentage of tax reduction on income generated by assets newly acquired										50.00%	50.00%
Withholding tax rate maximum on distribution of profits of FIEs (as a percent)	10.00%	10.00%	10.00%
Dividend declared										$ 80,000,000
Cumulative undistributed earnings of the Company's PRC subsidiaries intended to be permanently reinvested	3,420,287,000	2,991,380,000
Amount of the unrecognized deferred tax liability on the permanently reinvested earnings	342,029,000	299,138,000
Federal statutory tax rate (as a percent)				16.50%	35.00%		28.80%	32.98%
State income tax rate (as a percent)						8.84%
Corporate income tax rate (as a percent)	11.42%	12.50%	4.20%					15.00%
Solidarity surcharge tax rate (as a percent)								5.50%
Trade income tax rate (as a percent)								17.15%
Tax benefit/(expense):
Current tax	(63,410,000)	(289,522,000)	(29,671,000)
Deferred tax	5,587,000	36,815,000	21,672,000
Total	(57,823,000)	(252,707,000)	(7,999,000)
Temporary differences:
Pre-operating expenses	3,841,000	12,200,000
Amortization of intangible assets	281,000	413,000
Accrued warranty costs	11,333,000	4,655,000
Accrued expenses	13,009,000	24,992,000
Net loss carried forward	111,883,000	40,700,000
Depreciation of property, plant and equipment	41,896,000	45,754,000
Inventory write-down and idle capacity charges	32,821,000	18,995,000
Allowance for doubtful accounts	4,427,000	1,008,000
Allowance for advance to suppliers	14,123,000	13,180,000
Impairment loss on property, plant and equipment	62,304,000	10,368,000
Others	9,628,000	2,690,000
Deferred tax assets	305,546,000	174,955,000
Temporary differences:
Capitalized interest	(10,691,000)	(11,914,000)
Deferred tax liabilities	(10,691,000)	(11,914,000)
Less: valuation allowance	(202,235,000)	(76,174,000)
Deferred tax assets-net	92,620,000	86,867,000
Deferred tax assets are analyzed as:
Current	39,851,000	45,890,000
Non-Current	63,460,000	50,073,000
Total	103,311,000	95,963,000
Deferred tax liability are analyzed as:
Current		(998,000)
Non-Current	(10,691,000)	(8,098,000)
Total	(10,691,000)	(9,096,000)
Deferred tax assets-net	92,620,000	86,867,000

Income taxes (Details 2) (CNY) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Movement in valuation allowance
PRC Enterprise Income tax (as a percent)	(25.00%)	25.00%	(25.00%)
Effect of permanent differences:
Share based compensation and other permanent difference (as a percent)	3.68%	1.20%	13.10%
Tax credit associated with domestic fixed asset purchases (as a percent)	0.00%	0.00%	(6.70%)
Effect of tax holiday and tax differential of certain subsidiaries (as a percent)	(6.09%)	(11.50%)	(22.60%)
Effect of tax rate change (as a percent)	15.29%	(0.40%)	13.30%
Valuation allowance (as a percent)	23.54%	(1.80%)	32.10%
Total (as a percent)	11.42%	12.50%	4.20%
Aggregate amount and per share effect of tax holidays
The aggregate dollar effect (in millions)	6,290	274,886	86,710
Per share effect - basic (in dollars per share)	0.04	1.69	0.54
Per share effect - diluted (in dollars per share)	0.04	1.61	0.54
JA Hebei
Effect of permanent differences:
Income tax reduction (as a percent)		50.00%
Preferential income tax rate (as a percent)	15.00%
JA Yangzhou
Effect of permanent differences:
Preferential income tax rate (as a percent)	15.00%
JA Lianyungang
Effect of permanent differences:
Preferential income tax rate (as a percent)	15.00%
Deferred tax assets
Movement in valuation allowance
Balance at beginning of the year	76,174	48,990	13,417
Allowance made during the year	126,061	27,184	35,573
Balance at end of the year	202,235	76,174	48,990

Government grant (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Government grant
Receipt of government grants	35,500	32,414	16,705
Recognition of government grants	41,161	17,110
Long-term liability balance related to government grants	82,458	47,959

Prepaid land use rights (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010
Prepaid land use rights
Land use rights, lease term (in years)	50
Cost	266,228	208,916
Less: accumulated amortization	(14,785)	(9,248)
Current portion of prepaid land use rights (recorded in other current assets)	5,555	4,178
Non-current portion of prepaid land use rights	245,888	195,490
Net	251,443	199,668

Bank borrowings (Details) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Short-term:
Short-term borrowings	529,906
Long-term due in one year:
Long-term borrowings due in a year	885,000
Long term:
Long-term bank borrowings	3,461,916	1,520,000
Total bank borrowings	4,876,822	1,520,000
Export-Import Bank of China | 3.51% due in June 2012
Bank borrowings
Interest rate (as a percent)		3.51%
Long term:
Long-term bank borrowings		120,000
Export-Import Bank of China | 4.760% due in September 2013
Bank borrowings
Interest rate (as a percent)	4.76%
Long term:
Long-term bank borrowings	130,000
Bank of China | 5.13% due in July 2013
Bank borrowings
Interest rate (as a percent)		5.13%
Long term:
Long-term bank borrowings		100,000
Bank of China | 5.13% due in October 2013
Bank borrowings
Interest rate (as a percent)		5.13%
Long term:
Long-term bank borrowings		100,000
Bank of China | 5.04 % due in May 2012
Bank borrowings
Interest rate (as a percent)	5.04%	5.04%
Long-term due in one year:
Long-term borrowings due in a year	100,000
Long term:
Long-term bank borrowings		300,000
Bank of China | 5.32 % due in November 2013
Bank borrowings
Interest rate (as a percent)		5.32%
Long term:
Long-term bank borrowings		100,000
Bank of China | 6.400% due in October 2012
Bank borrowings
Interest rate (as a percent)	6.40%
Long-term due in one year:
Long-term borrowings due in a year	200,000
Bank of China | 5.558% due in July 2012
Bank borrowings
Interest rate (as a percent)	5.56%
Long-term due in one year:
Long-term borrowings due in a year	20,000
Bank of China | 5.760% due in November 2012
Bank borrowings
Interest rate (as a percent)	5.76%
Long-term due in one year:
Long-term borrowings due in a year	30,000
Bank of China | 6.588% due in September 2012
Bank borrowings
Interest rate (as a percent)	6.59%
Long-term due in one year:
Long-term borrowings due in a year	45,000
Bank of China | 6.318% due in July 2013
Bank borrowings
Interest rate (as a percent)	6.32%
Long term:
Long-term bank borrowings	100,000
Bank of China | 6.318% due in September 2013
Bank borrowings
Interest rate (as a percent)	6.32%
Long term:
Long-term bank borrowings	100,000
Bank of China | 6.318% due in October 2013
Bank borrowings
Interest rate (as a percent)	6.32%
Long term:
Long-term bank borrowings	100,000
Bank of China | 2.752% due in June 2013
Bank borrowings
Interest rate (as a percent)	2.75%
Long term:
Long-term bank borrowings	100,000
Bank of China | 6.983% due in December 2013
Bank borrowings
Interest rate (as a percent)	6.98%
Long term:
Long-term bank borrowings	20,000
Agriculture Bank of China | 5.264 % due in April 2013
Bank borrowings
Interest rate (as a percent)		5.26%
Long term:
Long-term bank borrowings		80,000
Agriculture Bank of China | 5.13% due in November 2012
Bank borrowings
Interest rate (as a percent)		5.13%
Long term:
Long-term bank borrowings		100,000
Agriculture Bank of China | 5.04 % due in April 2013
Bank borrowings
Interest rate (as a percent)		5.04%
Long term:
Long-term bank borrowings		20,000
Agriculture Bank of China | 5.04 % due in May 2013
Bank borrowings
Interest rate (as a percent)		5.04%
Long term:
Long-term bank borrowings		40,000
Agriculture Bank of China | 5.04 % due in June 2013
Bank borrowings
Interest rate (as a percent)		5.04%
Long term:
Long-term bank borrowings		40,000
Agriculture Bank of China | 5.264 % due in December 2013
Bank borrowings
Interest rate (as a percent)		5.26%
Long term:
Long-term bank borrowings		120,000
Agriculture Bank of China | 2.189% due in May 2012
Bank borrowings
Interest rate (as a percent)	2.19%
Short-term:
Short-term borrowings	5,671
Agriculture Bank of China | 2.219% due in May 2012
Bank borrowings
Interest rate (as a percent)	2.22%
Short-term:
Short-term borrowings	75,611
Agriculture Bank of China | 2.162% due in May 2012
Bank borrowings
Interest rate (as a percent)	2.16%
Short-term:
Short-term borrowings	16,759
Agriculture Bank of China | 2.234% due in May 2012
Bank borrowings
Interest rate (as a percent)	2.23%
Short-term:
Short-term borrowings	50,407
Agriculture Bank of China | 6.318% due in November 2012
Bank borrowings
Interest rate (as a percent)	6.32%
Long-term due in one year:
Long-term borrowings due in a year	100,000
Agriculture Bank of China | 6.251% due in April 2013
Bank borrowings
Interest rate (as a percent)	6.25%
Long term:
Long-term bank borrowings	80,000
Agriculture Bank of China | 6.251% due in December 2013
Bank borrowings
Interest rate (as a percent)	6.25%
Long term:
Long-term bank borrowings	120,000
Agriculture Bank of China | 5.985 % due in April 2013
Bank borrowings
Interest rate (as a percent)	5.99%
Long term:
Long-term bank borrowings	20,000
Agriculture Bank of China | 5.869 % due in June 2013
Bank borrowings
Interest rate (as a percent)	5.87%
Long term:
Long-term bank borrowings	40,000
Agriculture Bank of China | 5.927 % due in May 2013
Bank borrowings
Interest rate (as a percent)	5.93%
Long term:
Long-term bank borrowings	10,000
Agriculture Bank of China | 5.985% due in May 2013
Bank borrowings
Interest rate (as a percent)	5.99%
Long term:
Long-term bank borrowings	30,000
Agriculture Bank of China | 6.916% due in July 2014
Bank borrowings
Interest rate (as a percent)	6.92%
Long term:
Long-term bank borrowings	50,000
China Construction Bank | 5.238 % due in May 2012
Bank borrowings
Interest rate (as a percent)		5.24%
Long term:
Long-term bank borrowings		160,000
China Construction Bank | 5.32 % due in November 2012
Bank borrowings
Interest rate (as a percent)		5.32%
Long term:
Long-term bank borrowings		40,000
China Construction Bank | 6.208% due in May 2012
Bank borrowings
Interest rate (as a percent)	6.21%
Long-term due in one year:
Long-term borrowings due in a year	150,000
China Construction Bank | 6.318% due in November 2012
Bank borrowings
Interest rate (as a percent)	6.32%
Long-term due in one year:
Long-term borrowings due in a year	40,000
China Construction Bank | 6.400 % due in May 2013
Bank borrowings
Interest rate (as a percent)	6.40%
Long term:
Long-term bank borrowings	50,000
Bank of Communications | 5.04 % due in April 2013
Bank borrowings
Interest rate (as a percent)		5.04%
Long term:
Long-term bank borrowings		200,000
Bank of Communications | 6.626% due in October 2012
Bank borrowings
Interest rate (as a percent)	6.63%
Long-term due in one year:
Long-term borrowings due in a year	200,000
Industrial and Commercial Bank of China | 7.300% due in September 2012
Bank borrowings
Interest rate (as a percent)	7.30%
Short-term:
Short-term borrowings	120,000
Industrial and Commercial Bank of China | 4.556% due in February 2012
Bank borrowings
Interest rate (as a percent)	4.56%
Short-term:
Short-term borrowings	72,460
Industrial and Commercial Bank of China | 7.315% due in October 2013
Bank borrowings
Interest rate (as a percent)	7.32%
Long term:
Long-term bank borrowings	160,000
Industrial and Commercial Bank of China | 7.648% due in November 2014
Bank borrowings
Interest rate (as a percent)	7.65%
Long term:
Long-term bank borrowings	150,000
Industrial and Commercial Bank of China | 6.771% due in March 2014
Bank borrowings
Interest rate (as a percent)	6.77%
Long term:
Long-term bank borrowings	140,000
Industrial and Commercial Bank of China | 6.771% from March 2011 due in September 2013
Bank borrowings
Interest rate (as a percent)	6.77%
Long term:
Long-term bank borrowings	70,000
Industrial and Commercial Bank of China | 6.771% from April 2011 due in September 2013
Bank borrowings
Interest rate (as a percent)	6.77%
Long term:
Long-term bank borrowings	30,000
Industrial and Commercial Bank of China | 6.771% due in March 2013
Bank borrowings
Interest rate (as a percent)	6.77%
Long term:
Long-term bank borrowings	40,000
Industrial and Commercial Bank of China | 6.983% due in March 2014
Bank borrowings
Interest rate (as a percent)	6.98%
Long term:
Long-term bank borrowings	20,000
Industrial and Commercial Bank of China | 6.221% due in March 2014
Bank borrowings
Interest rate (as a percent)	6.22%
Long term:
Long-term bank borrowings	54,255
Industrial and Commercial Bank of China | 6.221% due in June 2014
Bank borrowings
Interest rate (as a percent)	6.22%
Long term:
Long-term bank borrowings	59,161
Industrial and Commercial Bank of China | 6.983% due in January 2015
Bank borrowings
Interest rate (as a percent)	6.98%
Long term:
Long-term bank borrowings	190,000
Industrial and Commercial Bank of China | 6.983% due in January 2014
Bank borrowings
Interest rate (as a percent)	6.98%
Long term:
Long-term bank borrowings	750,000
Industrial and Commercial Bank of China | 6.983% due in January 2013
Bank borrowings
Interest rate (as a percent)	6.98%
Long term:
Long-term bank borrowings	500,000
Shanghai Rural Commercial Bank | 6.560% due in October 2012
Bank borrowings
Interest rate (as a percent)	6.56%
Short-term:
Short-term borrowings	49,000
Shanghai Pudong Development Bank | 5.504% due in June 2012
Bank borrowings
Interest rate (as a percent)	5.50%
Short-term:
Short-term borrowings	89,998
Shanghai Pudong Development Bank | 7.872% due in August 2012
Bank borrowings
Interest rate (as a percent)	7.87%
Short-term:
Short-term borrowings	50,000
Shanghai Pudong Development Bank | 6.720% due in June 2013
Bank borrowings
Interest rate (as a percent)	6.72%
Long term:
Long-term bank borrowings	100,000
China Everbright Bank | 6.983 % due in June 2014
Bank borrowings
Interest rate (as a percent)	6.98%
Long term:
Long-term bank borrowings	200,000
China Merchants Bank | 6.720% due in March 2013
Bank borrowings
Interest rate (as a percent)	6.72%
Long term:
Long-term bank borrowings	29,500
China Merchants Bank | 6.720% due in April 2013
Bank borrowings
Interest rate (as a percent)	6.72%
Long term:
Long-term bank borrowings	9,500
China Merchants Bank | 6.405% due in March 2013
Bank borrowings
Interest rate (as a percent)	6.41%
Long term:
Long-term bank borrowings	9,500

Bank borrowings (Details 2) (CNY)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Bank borrowings
Bank borrowings
Average interest rate (as a percent)	6.40%	5.01%
Unused lines of credit	2,209,000,000
Interest incurred	212,153,000	58,045,000	30,275,000
Interest capitalized in the cost of property, plant and equipment	39,320,000	14,355,000	6,696,000
Future principal repayments on the long-term borrowings
2012	885,000,000
2013	1,808,500,000
2014	1,463,416,000
2015	190,000,000
Total	4,346,916,000
3.51% due in June 2012 | Export-Import Bank of China
Bank borrowings
Early repayment of long-term bank borrowings	120,000,000
4.760% due in September 2013 | Export-Import Bank of China
Bank borrowings
Bank borrowing from Export-Import Bank of China guaranteed by Shanghai Rural Commercial Bank	130,000,000
Asset pledged for long-term bank loan	109,815,000
Lines of credit
Bank borrowings
Amount drawn down of the credit facility
Lines of credit | China Development Bank Shanghai Branch
Bank borrowings
Maximum borrowing capacity	30,000,000,000
Minimum | Bank borrowings
Bank borrowings
Maturity period	3
Maximum | Bank borrowings
Bank borrowings
Maturity period	43

Senior Convertible Notes (Details)	12 Months Ended						1 Months Ended	12 Months Ended								12 Months Ended
	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 Embedded derivatives underlying convertible notes CNY	Dec. 31, 2010 Embedded derivatives underlying convertible notes CNY	Dec. 31, 2009 Embedded derivatives underlying convertible notes CNY	May 31, 2008 4.5% Senior Convertible Notes due 2013 CNY D	Dec. 31, 2011 4.5% Senior Convertible Notes due 2013 USD ($) D	Dec. 31, 2011 4.5% Senior Convertible Notes due 2013 CNY	Dec. 31, 2010 4.5% Senior Convertible Notes due 2013 USD ($)	Dec. 31, 2010 4.5% Senior Convertible Notes due 2013 CNY	Dec. 31, 2009 4.5% Senior Convertible Notes due 2013 USD ($)	Dec. 31, 2009 4.5% Senior Convertible Notes due 2013 CNY	May 19, 2008 4.5% Senior Convertible Notes due 2013 USD ($)	May 13, 2008 4.5% Senior Convertible Notes due 2013 USD ($)	Dec. 31, 2011 4.5% Senior Convertible Notes due 2013 Minimum	Dec. 31, 2009 4.5% Senior Convertible Notes due 2013 Minimum	Dec. 31, 2011 4.5% Senior Convertible Notes due 2013 Maximum	Dec. 31, 2009 4.5% Senior Convertible Notes due 2013 Maximum	Dec. 31, 2011 4.5% Senior Convertible Notes due 2013 Embedded derivatives underlying convertible notes CNY	Dec. 31, 2010 4.5% Senior Convertible Notes due 2013 Embedded derivatives underlying convertible notes CNY	Dec. 31, 2009 4.5% Senior Convertible Notes due 2013 Embedded derivatives underlying convertible notes CNY
Senior Convertible Notes
Aggregate principal amount															$ 350,000,000
Interest rate (as a percent)															4.50%
Number of days granted to underwriters for the option to purchase additional Senior Notes							30
Option granted to underwriters to purchase additional aggregate principal amount of Senior Notes															50,000,000
Completed public offering including underwriter's option to purchase additional Senior Notes														400,000,000
Net proceeds from the offering							2,709,538,000
Amount of financing costs amortized through interest expense									9,364,000		7,552,000		7,084,000
Percentage of the effective conversion price as a condition for conversion or redemption of Senior Notes								130.00%	130.00%
Minimum number of trading days triggering conversion or redemption feature								20	20
The maximum period of consecutive trading days that the closing price of the Company's ADS exceeds a specified percentage of the conversion price to trigger conversion or redemption feature of notes								30	30
Redemption price as percentage of principal amount of notes plus accrued and unpaid interest								100.00%	100.00%
Interest expenses recognized									65,959,000		67,876,000		88,731,000
Principal amount used for debt instrument conversion ratio								1,000
Conversion rate per $1000 principal amount of the Senior Notes (in shares)								32.8138	32.8138
Par value per share								$ 0.0001
Conversion price (in dollars per share)								$ 30.475
Change in fair value of the Embedded Derivatives	84,874,000	74,528,000	(49,071,000)	66,142,000	70,458,000	(55,106,000)														66,142,000	70,458,000	(55,106,000)
Interest expense recognized for accretion to the redemption value									104,195,000		95,547,000		104,226,000
Principal amount of debt bought back								6,145,000				93,301,000
Buyback price as a percentage of principal amounts																39.36%	39.36%	79.25%	79.25%
Gain/(loss) from convertible notes buyback	4,312,000		(24,156,000)						4,312,000				(24,156,000)
Notional outstanding amount	4,876,822,000	1,520,000,000						222,028,000	1,398,976,000
Estimated fair value								$ 162,080,000	1,021,283,000

Senior Convertible Notes (Details 2) In Thousands, except Share data, unless otherwise specified	12 Months Ended												1 Months Ended		12 Months Ended
	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2009 Call Option CNY	Dec. 31, 2011 4.5% Senior Convertible Notes due 2013 CNY USDPerADS	Dec. 31, 2010 4.5% Senior Convertible Notes due 2013 CNY	Dec. 31, 2009 4.5% Senior Convertible Notes due 2013 CNY	Dec. 31, 2008 4.5% Senior Convertible Notes due 2013 CNY Borrower	Dec. 31, 2011 4.5% Senior Convertible Notes due 2013 USD ($)	Dec. 31, 2010 4.5% Senior Convertible Notes due 2013 USD ($)	Sep. 15, 2008 4.5% Senior Convertible Notes due 2013	May 12, 2008 4.5% Senior Convertible Notes due 2013 CNY	Sep. 30, 2008 4.5% Senior Convertible Notes due 2013 Call Option Underwriter	May 31, 2008 4.5% Senior Convertible Notes due 2013 Call Option CNY Underwriter entity	Dec. 31, 2011 4.5% Senior Convertible Notes due 2013 Call Option CNY	Dec. 31, 2010 4.5% Senior Convertible Notes due 2013 Call Option CNY	Dec. 31, 2009 4.5% Senior Convertible Notes due 2013 Call Option CNY	May 12, 2008 4.5% Senior Convertible Notes due 2013 Call Option USDPerADS
Capped Call
Number of financial institutions with whom capped call option transactions were entered into														2
Number of underwriters														2
Increased conversion price (in dollars per share)																		37.375
Total premium paid														226,087
Number of underwriters filing for protection under Chapter 11 of the federal Bankruptcy Code													1
Fair value of derivative assets purchased from other counterparty																9,127
Amount of change in fair value of derivative	84,874	74,528	(49,071)	(453)											(9,127)	5,094	(453)
ADS Lending Agreement
Shares loaned to the ADS Borrowers												13,125,520
Nominal lending fees to be received from the ADS Borrowers (in dollars per ADS)					0.0001
Number of shares loaned to ADS borrower that filed for bankruptcy											6,562,760
Fair value of the outstanding loaned shares					55,411	601,533			8,794	90,829		230,729
Number of ADS borrowers filing for protection under Chapter 11 of the federal Bankruptcy Code								1
Expense recognized due to bankruptcy of one of the ADS borrowers								469,042
Unamortized amount of issuance costs					51,028	83,367
Interest cost recognized relating to the amortization of the issuance cost					27,335	20,815	17,873

Other payables to third parties (Details) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Other payables to third parties
Purchases of property, plant and equipment	474,185	151,791
Miscellaneous tax payables	18,253	13,190
Deposits	3,008	4,942
Labor services payables	12,438	6,367
Others	19,843	15,714
Total other payables	527,727	192,004

Accrued expenses (Details) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accrued expenses
Professional service fees	32,537	18,956
Interest	65,168	2,680
Utilities	9,445	7,337
Customs clearing charges	33,812	19,721
Others	11,715	13,182
Total accrued expenses	152,677	61,876

Accrued warranty cost (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accrued warranty cost
Beginning balance	31,277	5,931	5,185
Warranty provision	47,474	25,346	746
Ending balance	78,751	31,277	5,931

Share-based compensation (Details) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011 plan	Aug. 31, 2006 2006 Stock Incentive Plan (the "Plan")	Aug. 18, 2006 2006 Stock Incentive Plan (the "Plan")	Mar. 31, 2012 Options USD ($) Y	Dec. 31, 2011 Options USD ($) M Y	Dec. 31, 2011 Options CNY	Dec. 31, 2010 Options USD ($) Y	Dec. 31, 2010 Options CNY	Dec. 31, 2009 Options USD ($) Y	Dec. 31, 2009 Options CNY	Dec. 31, 2011 Restricted share units ("RSU") USD ($) M	Dec. 31, 2011 Restricted share units ("RSU") CNY	Dec. 31, 2010 Restricted share units ("RSU") USD ($)	Dec. 31, 2010 Restricted share units ("RSU") CNY	Dec. 31, 2009 Restricted share units ("RSU") CNY
Share-based compensation
Number of share-based compensation plans	1
Shares approved for issuance			8,656,000
Share-based compensation, authorized percentage of additional share capital issued following effective date of plan		10.00%
Vesting schedules, minimum (in years)											P3Y	P3Y
Vesting schedules, maximum (in years)											P4Y	P4Y
Recognized pre-tax charge included in selling, general, and administrative expenses and manufacturing overhead						12,810		28,559		79,030		27,377		43,226	17,169
Recognized pre-tax charge capitalized in cost of inventory						268		249		88
Weighted-average grant-date fair value of options granted (in dollars per share)							$ 4.88		$ 3.11
Compensation measured at grant date, net of forfeitures						12,542		28,310		79,067
Forfeitures, measured at grant date fair value						5,110		1,737		49,634
Forfeiture rate (as a percent)					9.79%	9.79%	7.70%	7.70%	0.00%	0.00%
Total unrecognized compensation cost						5,491		25,316		28,073		31,578		38,778	10,065
Weighted-average period for recognition of unrecognized compensation cost (in months)					12	12					30	30
Fair value assumptions for options granted to employees
Average risk-free rate, minimum (as a percent)									1.59%	1.59%
Average risk-free rate, maximum (as a percent)									3.03%	3.03%
Average risk-free rate (as a percent)							2.74%	2.74%
Weighted average expected option life (in years)							6	6	6.33	6.33
Volatility rate (as a percent)							70.00%	70.00%	75.00%	75.00%
Shares
Outstanding at the beginning of the period (in shares)				2,690,650	3,835,650	3,835,650	3,127,000	3,127,000
Granted (in shares)							1,650,000	1,650,000
Forfeited (in shares)					(371,750)	(371,750)	(560,000)	(560,000)
Exercised (in shares)					(773,250)	(773,250)	(381,350)	(381,350)
Outstanding at the end of the period (in shares)					2,690,650	2,690,650	3,835,650	3,835,650	3,127,000	3,127,000
Exercisable at the end of the period (in shares)					1,111,450	1,111,450
Weighted Average Exercise Price
Outstanding at the beginning of the period (in dollars per share)				$ 6.71	$ 6.05		$ 5.96
Granted (in dollars per share)							$ 4.88
Forfeited (in dollars per share)					$ 4.41		$ 3.99
Exercised (in dollars per share)					$ 4.55		$ 3.2
Outstanding at the end of the period (in dollars per share)					$ 6.71		$ 6.05		$ 5.96
Exercisable at end of the period (in dollars per share)					$ 8.97
Weighted Average Remaining Contractual Life (Year)
Outstanding at the beginning of the period (in years)				7.17	8.28	8.28	7.19	7.19
Outstanding at the end of the period (in years)					7.17	7.17	8.28	8.28	7.19	7.19
Exercisable at the end of the period (in years)					6.26	6.26
Intrinsic Value
Outstanding at the beginning of the period				0	3,337
Outstanding at the end of the period					0		3,337
Exercisable at the end of the period					0
Total intrinsic value of options exercised					2,077		1,166		2,016
Shares
Nonvested at the beginning of the period (in shares)											2,428,000	2,428,000	2,242,000	2,242,000
Granted (in shares)				2,207,000							880,000	880,000	1,100,000	1,100,000
Vested (in shares)											(587,500)	(587,500)	(576,500)	(576,500)
Forfeited (in shares)											(227,500)	(227,500)	(337,500)	(337,500)
Nonvested at the end of the period (in shares)											2,493,000	2,493,000	2,428,000	2,428,000
Weighted Average Fair Value
Nonvested at the beginning of the period (in dollars per share)											$ 4.9		$ 5
Granted (in dollars per share)											$ 5.87		$ 5.19
Vested (in dollars per share)											$ 4.8		$ 4.66
Forfeited (in dollars per share)											$ 6		$ 4.66
Nonvested at the end of the period (in dollars per share)											$ 5.17		$ 4.9
Fair value of shares vested												20,738		23,022	468

Foreign currency forward contracts (Details) In Thousands, unless otherwise specified	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 Foreign exchange forward contracts USD ($)	Dec. 31, 2011 Foreign exchange forward contracts CNY	Dec. 31, 2011 Foreign exchange forward contracts EUR (€)	Dec. 31, 2010 Foreign exchange forward contracts USD ($)	Dec. 31, 2010 Foreign exchange forward contracts CNY	Dec. 31, 2010 Foreign exchange forward contracts EUR (€)	Dec. 31, 2009 Foreign exchange forward contracts CNY	Dec. 31, 2011 Foreign exchange forward contracts Not designated as hedging instruments CNY	Dec. 31, 2011 Foreign exchange forward contracts Cash Flow Hedge	Dec. 31, 2011 Foreign exchange forward contracts Cash Flow Hedge Designated as hedging instruments CNY	Dec. 31, 2010 Foreign exchange forward contracts Cash Flow Hedge Designated as hedging instruments CNY	Dec. 31, 2010 Embedded foreign currency derivatives CNY	Dec. 31, 2010 Capped call options CNY	Dec. 31, 2011 Embedded derivatives underlying convertible notes CNY	Dec. 31, 2010 Embedded derivatives underlying convertible notes CNY
Foreign currency forward contracts
Hedging period, cash flows associated with third-party sales (in months)											12 months
Notional amount of derivative contracts entered			$ 374,738		€ 295,902	$ 335,976		€ 186,593
Gain /(loss) from the change in the fair value on the effective portion of derivative contract				9,428			2,326		(831)
Gain from the change in the fair value on the ineffective portion of derivative contract				33,323
Outstanding notional balances and the estimated fair value of derivative contracts
Notional amount			41,167		23,617	67,136		12,807		293,270		158,898	557,407	238,417
Estimate fair value										11,596		11,755	2,493		9,127
Embedded foreign currency derivatives recorded in derivative assets														5,464
Embedded derivatives underlying convertible notes recorded in embedded derivatives, fair value	(32)	(66,174)														(32)	(66,174)

Discontinued operations (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating results from discontinued operations
(Loss)/income from disposal of a discontinued component		(21,967)
(Loss)/income from discontinued operations, net of tax		(19,830)	3,415
Gain from sales of discontinued operations, net of tax	7,753
Liabilities from discontinued operations
Total liabilities of discontinued operations		615
PV power plant business
Discontinued operations
Total sales price		82,268
Carrying amount of net assets of disposal group		104,235
Currency translation adjustments		7,405
Operating results from discontinued operations
Income from operations of a discontinued component, net of tax		2,137	3,415
(Loss)/income from disposal of a discontinued component		(21,967)
(Loss)/income from discontinued operations, net of tax		(19,830)	3,415
Gain from sales of discontinued operations, net of tax	7,753
Assets from discontinued operations
Other current assets		841
Property, plant and equipment, net		74,637
Total assets of discontinued operations		75,478
Liabilities from discontinued operations
Tax payables		339
Payroll and welfare payable		19
Other payables to third parties		229
Accrued expenses		28
Total liabilities of discontinued operations		615

Mainland China contribution plan and profit appropriation (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 JingAo Solar Co., Ltd. CNY	Dec. 31, 2011 Shanghai JA Solar Technology Co., Ltd. USD ($)	Dec. 31, 2011 Shanghai JA Solar PV Technology Co., Ltd. USD ($)	Dec. 31, 2011 JA Solar Technology Yangzhou Co., Ltd. USD ($)	Dec. 31, 2011 Jing Hai Yang Semiconductor Materials (Donghai) Co., Ltd. USD ($)	Dec. 31, 2011 JA Solar Yangzhou R&D Co., Ltd. CNY	Dec. 31, 2011 JA Yangzhou PV Technology Co., Ltd. USD ($)	Dec. 31, 2011 Shanghai Jinglong Solar Technology Co., Ltd. CNY	Dec. 31, 2011 Donghai JA Solar Technology Co., Ltd. CNY	Dec. 31, 2011 JA (Hefei) Renewable Energy Co., Ltd. USD ($)	Dec. 31, 2011 Hefei JA Solar Technology Co., Ltd. CNY	Dec. 31, 2011 Solar Silicon Valley Electronic Science and Technology Co., Ltd. CNY	Dec. 31, 2011 PRC subsidiaries CNY	Dec. 31, 2010 PRC subsidiaries CNY	Dec. 31, 2009 PRC subsidiaries CNY
China Contribution Plan
Total contribution for employee benefit plan under China contribution plan	72,677	39,069	27,759
Statutory Reserves
Percentage appropriation to general reserve fund required	10.00%	10.00%
Reserve level threshold for mandatory transfer requirement (as a percent)	50.00%
Mainland China contribution plan and profit appropriation
Restricted net assets	6,257,181															22,815	186,284	41,626
Paid-in-capital amounts unavailable for distribution as nominal dividend				1,000,000	$ 20,000	$ 20,000	$ 230,000	$ 88,000	50,000	$ 10,000	180,000	50,000	$ 15,000	1,440,000	36,986

Earnings (loss) per share (Details) (CNY) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Numerator :
Numerator for basic (loss)/earnings per share from continuing operations	(572,098)	1,775,181	(196,914)
Denominator:
Denominator for basic earnings per share - weighted average ordinary shares outstanding	167,101,076	162,900,657	161,643,312
Denominator for diluted earnings per share (in shares)	167,101,076	171,116,684	161,643,312
Basic (loss)/earnings per share from continuing operations (in CNY per share)	(3.42)	10.9	(1.22)
Diluted (loss)/earnings per share from continuing operations (in CNY per share)	(3.42)	10.72	(1.22)
Basic (loss)/earnings per share from discontinued operations	0.04	(0.12)	0.02
Diluted (loss)/earnings per share from discontinued operations	0.04	(0.12)	0.02
Number of shares loaned		6,562,760
Anti-dilutive securities	7,875,966		9,400,229
Continuing operations
Numerator :
Numerator for basic (loss)/earnings per share from continuing operations	(572,098)	1,775,181	(196,914)
Dilutive effect of:
Change in fair value of embedded derivatives underlying convertible notes		(70,458)
Foreign exchange gain on convertible notes		(33,021)
Accretion of non-cash interest charge on convertible notes		95,547
Amortization of deferred issuance cost in relation to convertible notes		28,368
Interest expense of convertible notes		67,876
Capitalized interest		(28,626)
Numerator for diluted (loss)/earnings per share from continuing operations	(572,098)	1,834,867	(196,914)
Denominator:
Denominator for basic earnings per share - weighted average ordinary shares outstanding	167,101,076	162,900,657	161,643,312
Dilutive effect of share options and RSUs		728,804
Dilutive effect of convertible notes (in shares)		7,487,223
Denominator for diluted earnings per share (in shares)	167,101,076	171,116,684	161,643,312
Basic (loss)/earnings per share from continuing operations (in CNY per share)	(3.42)	10.9	(1.22)
Diluted (loss)/earnings per share from continuing operations (in CNY per share)	(3.42)	10.72	(1.22)
Discontinued Operations
Numerator :
Numerator for basin and diluted (loss)/earnings per share from discontinued operations	7,753	(19,830)	3,415
Denominator:
Basic (loss)/earnings per share from discontinued operations	0.04	(0.12)	0.02
Diluted (loss)/earnings per share from discontinued operations	0.04	(0.12)	0.02

Related party transactions (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended				1 Months Ended	12 Months Ended										12 Months Ended										12 Months Ended					12 Months Ended
	Dec. 31, 2011 entity	Dec. 31, 2010	Dec. 31, 2009	Nov. 30, 2011 Solar Silicon Valley	Jul. 31, 2006 Hebei Jinglong Y	Dec. 31, 2011 Hebei Jinglong bankborrowing	Dec. 31, 2010 Hebei Jinglong Y	Dec. 31, 2009 Hebei Jinglong	Dec. 31, 2011 Hebei Jinglong and another related party	Dec. 31, 2010 Hebei Jinglong and another related party	Dec. 31, 2009 Hebei Jinglong and another related party	Dec. 31, 2011 Jing Wei Electronics Co., Ltd	Dec. 31, 2010 Jing Wei Electronics Co., Ltd	Dec. 31, 2011 Other related parties	Dec. 31, 2010 Other related parties	Dec. 31, 2011 Subsidiaries of Hebei Jinglong	Dec. 31, 2010 Subsidiaries of Hebei Jinglong	Dec. 31, 2009 Subsidiaries of Hebei Jinglong	Dec. 31, 2011 Entities affiliated with same Chairman entity	Dec. 31, 2010 Entities affiliated with same Chairman	Dec. 31, 2009 Entities affiliated with same Chairman	Dec. 31, 2011 Entities affiliated with Chairman or subsidiaries of Hebei Jinglong	Dec. 31, 2010 Entities affiliated with Chairman or subsidiaries of Hebei Jinglong	Dec. 31, 2009 Entities affiliated with Chairman or subsidiaries of Hebei Jinglong	Dec. 31, 2010 Ningjin Jinglong PV Investment Co., Ltd. Shanghai Jinglong Solar Technology Co., Ltd.	Dec. 31, 2011 Solar Silicon Valley	Dec. 31, 2010 Solar Silicon Valley	Mar. 08, 2012 Heibei Ningjin Songgong Semiconductor Co., Ltd.	Dec. 31, 2011 Heibei Ningjin Songgong Semiconductor Co., Ltd.	Mar. 08, 2012 Heibei Ningjin Songgong Semiconductor Co., Ltd. M.SETEK	Dec. 31, 2011 Entities with same Independent Director	Dec. 31, 2010 Entities with same Independent Director	Dec. 31, 2009 Entities with same Independent Director	Mar. 08, 2012 Mr. Baofang Jin
Related party transactions
Amounts due to related parties-short term	162,589	122,081				73,097	75,263					47,754	14,160	41,738	32,658
Amounts due from related parties-short term						10,740	54,300						15,428	21,654	1,828												41,755		19,077
Amounts due from related parties-long term						38,333	46,498
Total amounts due from related parties	89,804	159,809
Percentage of ownership interest held by related party					28.50%
Initial term of long-term supply contract (in years)					4.5
Extended term of long-term supply contract (in years)							3
Purchase of silicon wafer supplies						1,506,609	1,629,433	696,638
Unused prepayment						49,073	142,553
Outsourcing processing service received							2,275	17,422											14,147			27,369	232,163	38,875		8,874	4,138
Outsourcing processing service provided																			13,035
Rental expenses under operating lease agreements	14,992	17,786	17,203						12,000	12,180	16,644
Outstanding accrual for management fees							33	20
Guarantees received by entity						170,000
Guarantees provided by entity						366,000
Number of bank borrowings						1
Prinicpal amount due	4,876,822	1,520,000				100,000
Sales to related parties	71,671	160,413	5,206													39,337	162,499	5,206	577												5,986	2,379
Number of companies to whom wafer processing service is outsourced	3
Number of companies having chairman of Group																			2
Purchases from related party																			1,131,869	875,192	172,705
Acquisition of certain equipment from related parties																			460	10	113,229
Percentage of ownership acquired																									100.00%
Cash consideration on acquisition																									198,960
Consideration on acquisition				358,987
Percentage owned by a few third party individuals																												2.30%
Percentage owned by Mr. Baofang Jin																																		32.70%
Ownership percentage after settlement for outstanding prepayments																														65.00%

Contingencies and Commitments (Details) In Thousands, unless otherwise specified	1 Months Ended		12 Months Ended
	Feb. 28, 2011 Securities fraud Officers USD ($)	Dec. 31, 2008 Securities fraud Officers action	Dec. 31, 2011 Securities fraud Officers USD ($)	Dec. 31, 2011 Securities fraud Officers CNY	Dec. 31, 2011 Guarantee obligations CNY
Legal contingencies and Guarantee
Number of putative securities class actions filed		2
Amount of proposed settlement	$ 4,500
Total settlement amount paid			4,500	29,808
Guarantees provided by entity					366,000

Contingencies and Commitments (Details 2) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 "Take or pay" supply agreements	Dec. 31, 2010 "Take or pay" supply agreements	Dec. 31, 2009 "Take or pay" supply agreements	Dec. 31, 2011 Other Multi-year supply agreements	Dec. 31, 2011 Polysilicon Mg	Dec. 31, 2011 Silicon wafers millionsofwafers
Supplier contract
Purchases made under "take or pay" agreements			1,600,725	1,315,832	415,201
2012	3,933,339		1,691,104			2,242,235
2013	2,366,618		1,091,631			1,274,987
2014	1,650,779		1,321,299			329,480
2015	1,973,164		1,644,535			328,629
2016	2,028,036		1,608,620			419,416
Thereafter	4,697,320		4,697,320
Total	16,649,256		12,054,509			4,594,747
Other supply agreement with variable price provisions
Supply agreements with variable price provisions 2012-2016 (in millions)							3,751	2,515
Outstanding supplier advances	421,478	493,915	1,163,350	1,220,403

Contingencies and Commitments (Details 3) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Future minimum obligations for operating leases
2012	21,973
2013	14,577
2014	13,621
2015	13,326
2016	7,365
Thereafter	576
Total	71,438
Rent expense	14,992	17,786	17,203
Capital expenditure
Amount contracted for capital expenditure on machinery and equipment	1,173,107

Fair value measurements (Details) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Liabilities:
Embedded derivatives underlying convertible notes recorded in embedded derivatives, fair value	(32)	(66,174)
Embedded foreign currency derivatives
Assets:
Embedded foreign exchange derivatives		5,464
Embedded derivatives underlying convertible notes
Liabilities:
Embedded derivatives underlying convertible notes recorded in embedded derivatives, fair value	(32)	(66,174)
Fair value, measurements, recurring | Balance at the end of the period | Capped call options
Assets:
Derivative assets		9,127
Fair value, measurements, recurring | Balance at the end of the period | Embedded foreign currency derivatives
Assets:
Embedded foreign exchange derivatives		5,464
Fair value, measurements, recurring | Balance at the end of the period | Foreign exchange forward contract instruments
Assets:
Derivative assets	23,351	2,493
Fair value, measurements, recurring | Balance at the end of the period | Embedded derivatives underlying convertible notes
Liabilities:
Embedded derivatives underlying convertible notes recorded in embedded derivatives, fair value	(32)	(66,174)
Fair value, measurements, recurring | Significant Other Observable Inputs (Level 2) | Capped call options
Assets:
Derivative assets		9,127
Fair value, measurements, recurring | Significant Other Observable Inputs (Level 2) | Embedded foreign currency derivatives
Assets:
Embedded foreign exchange derivatives		5,464
Fair value, measurements, recurring | Significant Other Observable Inputs (Level 2) | Foreign exchange forward contract instruments
Assets:
Derivative assets	23,351	2,493
Fair value, measurements, recurring | Significant Unobservable Inputs (Level 3) | Embedded derivatives underlying convertible notes
Liabilities:
Embedded derivatives underlying convertible notes recorded in embedded derivatives, fair value	(32)	(66,174)

Fair value measurements (Details 2) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Change in fair value of derivatives
Change in fair value of derivatives	84,874	74,528	(49,071)
Embedded foreign currency derivatives
Change in fair value of derivatives
Change in fair value of derivatives	(5,464)	(1,024)	6,488
Capped call options
Change in fair value of derivatives
Change in fair value of derivatives	(9,127)	5,094	(453)
Embedded derivatives underlying convertible notes
Changes in fair value of liabilities measured on recurring basis using unobservable input
Balance at the beginning of the period	(66,174)	(136,632)
Unrealized gains included in Change in fair value of derivatives	66,142	70,458
Balance at the end of the period	(32)	(66,174)	(136,632)
Change in fair value of derivatives
Change in fair value of derivatives	66,142	70,458	(55,106)
Foreign exchange forward contracts | Not designated as hedging instruments
Change in fair value of derivatives
Change in fair value of derivatives	33,323

Fair value measurements (Details 3) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets:
Total (losses)	303,068	47,286	18,010
Fair value, measurements, non-recurring
Assets:
Total (losses)	(303,068)	(47,286)
Fair value, measurements, non-recurring | Balance at the end of the period
Assets:
Long-lived assets	736,486	0
Fair value, measurements, non-recurring | Significant Unobservable Inputs (Level 3)
Assets:
Long-lived assets	736,486	0
Fair value, measurements, non-recurring | Significant Unobservable Inputs (Level 3) | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Assets:
Long-lived assets	1,039,554	47,286

Segment information (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment information
Total net revenue	10,732,854	11,760,780	3,778,553
Total long-lived fixed assets	5,099,208	3,170,721	1,724,442
China
Segment information
Total net revenue	5,546,700	6,010,415	2,789,798
Total long-lived fixed assets	5,099,208	3,170,721	1,626,247
Outside china:
Segment information
Total net revenue	5,186,154	5,750,365	988,755
Germany
Segment information
Total net revenue	2,110,751	2,126,975	396,922
Rest of the world
Segment information
Total net revenue	3,075,403	3,623,390	591,833
Korea
Segment information
Total long-lived fixed assets			98,195

Certain risks and uncertainties (Details) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Certain risks and uncertainties
Percentage required for qualifying as major customer	10.00%	10.00%	10.00%
Aggregate amount of cash and cash equivalents	3,889,092	2,289,482	1,867,248	1,542,784
Foreign currency risk | Denominated in RMB
Certain risks and uncertainties
Aggregate amount of cash and cash equivalents	3,463,198	1,325,106
Revenues | Customer concentration risk | Customer A (third party)
Certain risks and uncertainties
Revenue and accounts receivable by major customer (as a percent)	7.30%	2.40%	11.40%
Accounts receivable | Accounts receivable balances | 3 largest customers
Certain risks and uncertainties
Revenue and accounts receivable by major customer (as a percent)	40.00%	44.00%

Ordinary shares (Details)	12 Months Ended
Dec. 31, 2011 vote
Ordinary shares
Number of votes per share	1

Subsequent events (Details) In Thousands, except Share data, unless otherwise specified	1 Months Ended		3 Months Ended				3 Months Ended
	Jan. 31, 2012 Buyback of Senior Convertible Notes USD ($)	Jan. 31, 2012 Buyback of Senior Convertible Notes CNY	Mar. 31, 2012 Options	Dec. 31, 2010 Options USD ($)	Mar. 31, 2012 Minimum Options USD ($)	Mar. 31, 2012 Maximum Options USD ($)	Mar. 31, 2012 Long-term loan CNY M	Mar. 31, 2012 Short-term loans CNY	Mar. 31, 2012 Short-term loans Minimum M	Mar. 31, 2012 Short-term loans Maximum Y
Subsequent events
Additional borrowings							50,000	689,980
Maturity period							18		0.5	1
Interest rate (as a percent)							7.32%
Average interest rate (as a percent)								5.14%
Shares granted to employees at fair value			2,207,000
Exercise price of options granted (in dollars per share)				$ 4.88	$ 1.37	$ 1.83
Buyback of senior convertible notes	1,280	8,064
Price of senior convertible notes	$ 960	6,048

Restricted net assets (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Restricted net assets
Annual appropriations as a percentage of net after-tax income to be set aside prior to payment of any dividends	10.00%	10.00%
Restricted net assets	6,257,181
Restricted portion of net assets as a percentage of total consolidated net assets	95.50%

Additional information - condensed financial statements of the Company (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statement Of Operations
Revenues	10,732,854	11,760,780	3,778,553
Total operating expenses	(881,848)	(568,917)	(388,354)
Income/(loss) from continuing operations	(420,515)	1,977,469	93,697
Interest expense	(373,710)	(221,209)	(231,487)
Change in fair value of derivatives	84,874	74,528	(49,071)
Share of income from subsidiaries	(1,800)
Convertible bond buyback (loss)/gain	4,312		(24,156)
Other income	235,723	258,719	7,786
(Loss)/income from continuing operations before income taxes	(514,275)	2,027,888	(188,915)
Income tax expense	57,823	252,707	7,999
Net (loss)/income attributable to ordinary shareholders	(564,345)	1,755,351	(193,499)
JA Solar Holdings Co., Ltd.
Consolidated Statement Of Operations
Total operating expenses	(32,063)	(21,883)	(19,829)
Income/(loss) from continuing operations	(32,063)	(21,883)	(19,829)
Interest expense	(206,853)	(191,791)	(216,691)
Change in fair value of derivatives	57,015	75,552	(55,559)
Share of income from subsidiaries	(465,989)	1,724,291	118,797
Convertible bond buyback (loss)/gain	4,312		(24,156)
Other income	79,233	169,182	3,939
(Loss)/income from continuing operations before income taxes	(564,345)	1,755,351	(193,499)
Net (loss)/income attributable to ordinary shareholders	(564,345)	1,755,351	(193,499)

Additional information - condensed financial statements of the Company (Details 2) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Current assets:
Cash and cash equivalents	3,889,092	2,289,482	1,867,248	1,542,784
Other current assets	860,136	740,770
Total current assets	7,709,122	6,418,228
Investments in subsidiaries	94,411
Derivative asset-capped call options		14,591
Deferred issuance cost	67,531	110,868
Total assets	14,735,599	11,619,383
Current liabilities:
Interest payable	7,869	8,500
Total current liabilities	3,325,288	2,043,642
Long-term debt payable	3,461,916	1,520,000
Convertible notes	1,238,485	1,230,175
Embedded derivatives	32	66,174
Total liabilities	8,186,930	4,939,227
Shareholders' equity :
Ordinary shares(US$0.0001 par value; 493,480,000 shares authorized, 169,976,270 and 202,238,307 shares issued and outstanding as of December 31, 2010 and December 31, 2011, respectively)	154	134
Additional paid-in capital	5,102,362	4,680,133
Retained earnings	1,017,333	1,604,493
Accumulated other comprehensive (loss)/gain	8,519	(2,090)
Total shareholders' equity	6,548,669	6,680,156	4,822,558	4,926,910
Total liabilities and shareholders' equity	14,735,599	11,619,383
JA Solar Holdings Co., Ltd.
Current assets:
Cash and cash equivalents	77,009	28,024	40,912	112,949
Other receivable from subsidiaries	252,943	265,833
Other current assets	2,055	31,480
Total current assets	332,007	325,337
Investments in subsidiaries	4,599,487	4,469,983
Derivative asset-capped call options		9,127
Deferred issuance cost	67,531	110,868
Amount due from subsidiaries	2,892,214	3,133,174
Total assets	7,891,239	8,048,489
Current liabilities:
Other payables to subsidiaries and employees	6,572
Accrued and other liabilities	48,317	63,484
Interest payable	7,869	8,500
Total current liabilities	62,758	71,984
Long-term debt payable	41,295
Convertible notes	1,238,485	1,230,175
Embedded derivatives	32	66,174
Total liabilities	1,342,570	1,368,333
Shareholders' equity :
Ordinary shares(US$0.0001 par value; 493,480,000 shares authorized, 169,976,270 and 202,238,307 shares issued and outstanding as of December 31, 2010 and December 31, 2011, respectively)	154	134
Additional paid-in capital	5,102,362	4,680,133
Retained earnings	1,437,634	2,001,979
Accumulated other comprehensive (loss)/gain	8,519	(2,090)
Total shareholders' equity	6,548,669	6,680,156	4,822,558	4,926,910
Total liabilities and shareholders' equity	7,891,239	8,048,489

Additional information - condensed financial statements of the Company (Details 3) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Condensed Balance Sheet
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	493,480,000	493,480,000
Ordinary shares, shares issued	202,238,307	169,976,270
Ordinary shares, shares outstanding	202,238,307	169,976,270
JA Solar Holdings Co., Ltd.
Condensed Balance Sheet
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	493,480,000	493,480,000
Ordinary shares, shares issued	202,238,307	169,976,270
Ordinary shares, shares outstanding	202,238,307	169,976,270

Additional information - condensed financial statements of the Company (Details 4) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net (loss)/income	(564,345)	1,755,351	(193,499)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Share based compensation expense	40,187	71,785	96,199
Share of (income)/loss from subsidiaries	1,800
Amortization of deferred issuance cost and accretion of convertible notes	140,894	123,915	127,949
Change in fair value of derivatives	(63,147)	(74,528)	49,071
Exchange loss	(57,989)	(18,044)	(2,138)
Loss from senior convertible notes buyback	(4,312)		24,156
Acquisition gain	(187,387)
Changes in operating assets and liabilities:
Acquisition of trading securities			353,588
(Increase)/decrease in other current assets	180,187	(342,296)	(23,144)
Decrease in interest payable	(448)	(1,629)	(3,328)
Net cash provided by operating activities	364,370	1,279,514	1,129,132
Cash flows from investing activities:
Proceeds from sale of available-for-sale securities		231,163	66,000
Net cash used in investing activities	(2,061,140)	(1,678,894)	(557,153)
Cash flows from financing activities:
Repurchase of convertible notes	(28,469)		(459,601)
Proceeds from exercise of stock options	23,075	8,276	16,841
Net cash (used in)/provided by financing activities	3,310,389	838,276	(242,760)
Effect of exchange rate changes on cash and cash equivalents	(14,009)	(16,662)	(4,755)
Net increase in cash and cash equivalents	1,599,610	422,234	324,464
Cash and cash equivalents at the beginning of the year	2,289,482	1,867,248	1,542,784
Cash and cash equivalents at the end of the year	3,889,092	2,289,482	1,867,248
JA Solar Holdings Co., Ltd.
Cash flows from operating activities:
Net (loss)/income	(564,345)	1,755,351	(193,499)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Share based compensation expense	1,676	(602)	(1,094)
Share of (income)/loss from subsidiaries	465,989	(1,724,291)	(118,797)
Amortization of deferred issuance cost and accretion of convertible notes	140,894	123,915	122,648
Change in fair value of derivatives	(57,015)	(75,552)	55,559
Exchange loss	96,122	66,309	7,162
Loss from senior convertible notes buyback	(4,312)		24,156
Investment income from available-for-sale securities		(231,163)
Acquisition gain	(187,387)
Changes in operating assets and liabilities:
Acquisition of trading securities			353,588
(Increase)/decrease in receivables from subsidiaries	12,890	8,231	(122)
(Increase)/decrease in other current assets	29,425	(25,708)	(4,315)
Increase /(Decrease) in other payables to subsidiaries and employees	6,572	(1,401)	1,401
Increase/(decrease) in accrued and other liabilities	(15,167)	42,634	28
Decrease in interest payable	(631)	(1,629)	(3,328)
Net cash provided by operating activities	(75,289)	(63,906)	243,387
Cash flows from investing activities:
Loans granted to subsidiaries	(3,160)	(31,697)	(249,269)
Loans repayment by subsidiaries	93,116	49,769	173,715
Proceeds from sale of available-for-sale securities		231,163
Net cash used in investing activities	89,956	249,235	(75,554)
Cash flows from financing activities:
Proceeds from long-term loan from subsidiaries	51,314		204,846
Repurchase of convertible notes	(28,469)		(459,601)
Repayment of long-term loan from subsidiaries	(9,851)	(204,846)
Proceeds from exercise of stock options	23,075	8,276	16,841
Net cash (used in)/provided by financing activities	36,069	(196,570)	(237,914)
Effect of exchange rate changes on cash and cash equivalents	(1,751)	(1,647)	(1,956)
Net increase in cash and cash equivalents	48,985	(12,888)	(72,037)
Cash and cash equivalents at the beginning of the year	28,024	40,912	112,949
Cash and cash equivalents at the end of the year	77,009	28,024	40,912